USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA California Bond Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (98.9%)
California (95.1%):
Adelanto Public Utility Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 7/1/39, Continuously Callable @100	$2,000	$2,119
Alameda Corridor Transportation Authority Revenue, 10/1/50, Continuously Callable @100(a)	1,250	604
Albany Unified School District, GO
Series B, 5.00%, 8/1/43, Continuously Callable @100	2,000	2,095
Series B, 4.00%, 8/1/46, Continuously Callable @100	1,500	1,449
Anaheim Public Financing Authority Revenue, Series A, 5.00%, 5/1/46, Pre-refunded 5/1/24 @ 100	1,500	1,544
Bay Area Toll Authority Revenue, 4.91% (MUNIPSA+125bps), 4/1/36, (Put Date 4/1/27)(b)(c)	15,000	15,637
Burbank Unified School District, GO
8/1/33, Continuously Callable @100 (d)(e)	3,085	3,206
8/1/34, Continuously Callable @100 (e)(f)	3,000	3,107
California Community Housing Agency Revenue, Series A, 5.00%, 8/1/50, Continuously Callable @100(g)	2,000	1,772
California County Tobacco Securitization Agency Revenue
4.00%, 6/1/49, Continuously Callable @100	500	437
Series A, 4.00%, 6/1/49, Continuously Callable @100	500	425
Series A, 4.00%, 6/1/49, Continuously Callable @100	1,000	873
California Educational Facilities Authority Revenue
5.00%, 10/1/43, Continuously Callable @100	2,000	2,114
5.00%, 10/1/48, Continuously Callable @100	2,000	2,085
Series A, 5.00%, 10/1/37, Continuously Callable @100	1,000	1,012
Series A, 5.00%, 10/1/52, Continuously Callable @100	5,500	5,354
California Enterprise Development Authority Revenue
4.00%, 11/1/49, Continuously Callable @100	1,900	1,634
4.00%, 11/1/50, Continuously Callable @100	680	574
California Health Facilities Financing Authority Revenue
Series A, 5.00%, 7/1/33, Pre-refunded 7/1/23 @ 100	5,000	5,051
Series A, 4.00%, 3/1/39, Continuously Callable @100	7,375	7,068
Series A, 5.00%, 11/15/39, Continuously Callable @100	2,100	2,101
Series A, 5.00%, 8/15/42, Continuously Callable @100	1,000	1,020
Series A, 4.00%, 4/1/45, Continuously Callable @100	1,800	1,577
Series A, 4.00%, 10/1/47, Continuously Callable @100	10,000	9,556
Series A, 4.00%, 4/1/49, Continuously Callable @100	1,700	1,468
Series A, 4.00%, 8/15/50, Continuously Callable @100	2,000	1,903
Series B, 4.00%, 11/15/41, Continuously Callable @100	14,000	13,506
California Health Facilities Financing Authority Revenue (NBGA - California Health Insurance Construction Loan Insurance Program)
5.00%, 7/1/39, Continuously Callable @100	1,050	1,089
5.00%, 7/1/44, Continuously Callable @100	2,300	2,354
California Infrastructure & Economic Development Bank Revenue
4.01% (MUNIPSA+35bps), 8/1/47, (Put Date 8/1/24) (b)(c)	2,250	2,235
4.00%, 7/1/50, Continuously Callable @100	4,000	3,560
4.00%, 11/1/56, Continuously Callable @100	1,200	1,037
Series B, 5.00%, 11/1/57, Continuously Callable @100	1,300	1,328
California Municipal Finance Authority Certificate of Participation (INS - Assured Guaranty Corp.)
Series A, 5.25%, 11/1/36, Continuously Callable @100	1,000	1,082
Series A, 5.25%, 11/1/52, Continuously Callable @100	500	523
California Municipal Finance Authority Revenue
5.00%, 6/1/43, Continuously Callable @100	2,500	2,663
4.00%, 10/1/46, Continuously Callable @100	965	802
4.00%, 10/1/46, Continuously Callable @100	6,500	5,978
Series A, 5.00%, 2/1/37, Continuously Callable @100	750	770
Series A, 4.00%, 10/1/44, Continuously Callable @100	2,000	1,863

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA California Bond Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 2/1/47, Continuously Callable @100	$2,000	$2,040
Series A, 5.00%, 7/1/47, Continuously Callable @100	1,000	971
Series A, 5.00%, 6/1/50, Continuously Callable @100	1,000	981
Series A, 4.00%, 11/15/52, Continuously Callable @103	750	534
Series A, 4.00%, 11/15/56, Continuously Callable @103	1,100	768
California Municipal Finance Authority Revenue (NBGA - California Health Insurance Construction Loan Insurance Program)
4.13%, 5/15/39, Continuously Callable @100	1,900	1,909
4.13%, 5/15/46, Continuously Callable @100	2,100	2,016
Series B, 5.00%, 5/15/47, Continuously Callable @102	2,500	2,584
California Pollution Control Financing Authority Revenue
5.00%, 7/1/39, Continuously Callable @100 (g)	6,000	5,868
5.00%, 11/21/45, Continuously Callable @100 (g)	2,000	1,896
California Public Finance Authority Revenue
5.00%, 10/15/37, Continuously Callable @100	1,000	1,005
5.00%, 10/15/47, Continuously Callable @100	3,000	2,955
California Public Finance Authority Revenue (LOC - Barclays Bank PLC), Series B, 1.85%, 8/1/52, Continuously Callable @100(h)	1,465	1,465
California School Finance Authority Revenue
5.00%, 8/1/41, Continuously Callable @100 (g)	1,600	1,609
5.00%, 8/1/41, Pre-refunded 8/1/25 @ 100 (g)	150	159
5.00%, 8/1/42, Continuously Callable @100 (g)	1,000	1,010
5.00%, 8/1/46, Continuously Callable @100 (g)	2,050	2,052
5.00%, 8/1/46, Pre-refunded 8/1/25 @ 100 (g)	200	212
5.00%, 8/1/52, Continuously Callable @100 (g)	1,000	989
Series A, 5.00%, 7/1/47, Continuously Callable @100 (g)	1,370	1,376
Series A, 5.00%, 7/1/49, Continuously Callable @100 (g)	1,000	1,003
Series A, 5.00%, 7/1/54, Continuously Callable @100 (g)	2,150	2,141
California Statewide Communities Development Authority Revenue
5.00%, 5/15/24	290	293
5.00%, 5/15/40, Continuously Callable @100	2,750	2,770
5.00%, 10/1/46, Continuously Callable @100	2,750	2,799
5.00%, 1/1/48, Continuously Callable @100	1,995	2,029
5.00%, 7/1/48, Continuously Callable @100	4,000	4,180
Series A, 5.00%, 5/15/25	2,180	2,219
Series A, 4.00%, 4/1/40, Continuously Callable @100	650	607
Series A, 4.00%, 4/1/45, Continuously Callable @100	1,500	1,374
Series A, 4.00%, 6/1/46, Continuously Callable @100	2,000	1,945
Series A, 5.00%, 5/15/47, Continuously Callable @100	2,000	2,002
Series A, 4.00%, 8/15/51, Continuously Callable @100	3,000	2,789
Series A, 5.00%, 12/1/53, Continuously Callable @100	1,000	1,027
Series A, 5.00%, 12/1/57, Continuously Callable @100	2,500	2,569
California Statewide Communities Development Authority Revenue (INS - Assured Guaranty Corp.), Series A, 5.25%, 8/15/52, Continuously Callable @100	1,000	1,034
California Statewide Communities Development Authority Revenue (NBGA - California Health Insurance Construction Loan Insurance Program), 4.00%, 11/1/46, Continuously Callable @100	4,000	3,766
Centinela Valley Union High School District, GO, Series B, 4.00%, 8/1/50, Continuously Callable @100	9,500	8,931
Chino Valley Unified School District, GO, Series B, 4.00%, 8/1/45, Continuously Callable @100	1,000	970
City & County of San Francisco CA Community Facilities District No 2014-1 Special Tax, Series A, 5.00%, 9/1/52, Continuously Callable @100	750	784
City & County of San Francisco CA Community Facilities District Special Tax, 4.00%, 9/1/52, Callable 9/1/28 @ 103(g)	1,750	1,419
City & County of San Francisco CA Infrastructure & Revitalization Financing District No 1 Tax Allocation
Series A, 5.00%, 9/1/52, Continuously Callable @100 (g)	1,250	1,194
Series B, 5.00%, 9/1/52, Continuously Callable @100 (g)	640	611

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA California Bond Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
City of Atwater Wastewater Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 5/1/43, Continuously Callable @100	$1,300	$1,364
City of Fillmore Wastewater Revenue, 5.00%, 5/1/47, Continuously Callable @100	2,000	2,094
City of Sacramento CA Special Tax, 5.38%, 9/1/52, Continuously Callable @103(g)	2,000	1,988
City of San Mateo CA Special Tax (INS-Build America Mutual Assurance Co.), 5.25%, 9/1/44, Continuously Callable @100	4,000	4,223
City of Tulare Sewer Revenue (INS - Assured Guaranty Municipal Corp.)
4.00%, 11/15/41, Continuously Callable @100	5,710	5,723
4.00%, 11/15/44, Continuously Callable @100	5,000	4,963
City of Upland Certificate of Participation
4.00%, 1/1/42, Continuously Callable @100	3,000	2,638
5.00%, 1/1/47, Continuously Callable @100	2,000	1,947
City of Vernon CA Electric System Revenue
Series 2022-A, 5.00%, 8/1/40, Continuously Callable @100	375	389
Series 2022-A, 5.00%, 8/1/41, Continuously Callable @100	120	124
Corona-Norco Unified School District Special Tax, 5.00%, 9/1/32, Pre-refunded 9/1/23 @ 100	1,350	1,368
County of Sacramento Airport System Revenue, Series B, 5.00%, 7/1/41, Continuously Callable @100	1,100	1,132
East Bay Municipal Utility District Wastewater System Revenue, Series A-2, 5.00%, 6/1/38	9,000	10,305
Elk Grove Finance Authority Special Tax (INS - Build America Mutual Assurance Co.), 5.00%, 9/1/38, Continuously Callable @100	1,500	1,561
Foothill-Eastern Transportation Corridor Agency Revenue, Series B-2, 3.50%, 1/15/53, Continuously Callable @100	1,500	1,216
Foothill-Eastern Transportation Corridor Agency Revenue (INS - Assured Guaranty Municipal Corp.)
1/15/34 (e)	15,000	9,878
1/15/35 (e)	7,500	4,697
Fresno Joint Powers Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 4.00%, 4/1/46, Continuously Callable @100	1,225	1,153
Golden State Tobacco Securitization Corp. Revenue, 5.00%, 6/1/51, Continuously Callable @100	1,000	1,027
Grass Valley School District, GO (INS - Build America Mutual Assurance Co.), 5.00%, 8/1/45, Continuously Callable @100	2,400	2,495
Hayward Unified School District, GO (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 8/1/44, Continuously Callable @100	3,000	3,181
Indio Redevelopment Agency Successor Agency Tax Allocation, Series A, 5.25%, 8/15/31, Continuously Callable @100	2,940	2,945
Inglewood Unified School District, GO (INS - Build America Mutual Assurance Co.)
Series B, 5.00%, 8/1/38, Continuously Callable @100	750	789
Series C, 4.00%, 8/1/37, Continuously Callable @100	450	453
Series C, 4.00%, 8/1/39, Continuously Callable @100	450	450
Inglewood Unified School District, GO (INS-Assured Guaranty Municipal Corp.), Series A, 4.00%, 8/1/46, Continuously Callable @100	3,550	3,392
Irvine Unified School District Special Tax
5.00%, 9/1/45, Continuously Callable @100	3,000	3,034
Series A, 4.00%, 9/1/39, Continuously Callable @100	1,020	927
Series B, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,018
Series B, 5.00%, 9/1/47, Continuously Callable @100	1,000	1,009
Series C, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,018
Series C, 5.00%, 9/1/47, Continuously Callable @100	525	529
Series D, 5.00%, 9/1/49, Continuously Callable @100	1,000	1,007

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA California Bond Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Irvine Unified School District Special Tax (INS - Build America Mutual Assurance Co.), 5.00%, 9/1/56, Continuously Callable @100	$6,000	$6,194
Irvine Unified School District Special Tax (INS-Build America Mutual Assurance Co.), Series A, 4.00%, 9/1/50, Continuously Callable @100	1,800	1,688
Jurupa Public Financing Authority Special Tax, Series A, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,021
Local Public Schools Funding Authority School Improvement District No. 2016-1, GO (INS - Build America Mutual Assurance Co.), Series A, 4.00%, 8/1/52, Continuously Callable @100	1,500	1,393
Long Beach Bond Finance Authority Revenue, Series A, 5.00%, 11/15/35	3,875	4,012
Los Angeles County Facilities, Inc. Revenue
Series A, 5.00%, 12/1/51, Pre-refunded 12/1/28 @ 100	1,560	1,777
Series A, 5.00%, 12/1/51, Continuously Callable @100	2,440	2,538
Los Angeles County Public Works Financing Authority Revenue
Series A, 5.00%, 12/1/44, Continuously Callable @100	2,000	2,041
Series D, 5.00%, 12/1/45, Continuously Callable @100	6,000	6,175
March Joint Powers Redevelopment Agency Successor Agency Tax Allocation (INS - Build America Mutual Assurance Co.), Series A, 4.00%, 8/1/41, Continuously Callable @100	5,790	5,795
Middle Fork Project Finance Authority Revenue, 5.00%, 4/1/33, Continuously Callable @100	2,205	2,386
Monrovia Financing Authority Revenue, 5.00%, 12/1/45, Continuously Callable @100	3,435	3,536
Monrovia Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 12/1/45, Continuously Callable @100	2,345	2,395
Moreno Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series B, 5.00%, 8/1/47, Continuously Callable @100	6,500	6,875
Mountain View School District/Los Angeles County, GO (INS - Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/48, Continuously Callable @100	3,315	3,427
Norwalk Redevelopment Agency Tax Allocation (INS - National Public Finance Guarantee Corp.)
Series A, 5.00%, 10/1/30, Continuously Callable @100	5,000	5,007
Series A, 5.00%, 10/1/35, Continuously Callable @100	3,500	3,505
Norwalk-La Mirada Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series C, 8/1/30(e)	7,500	5,939
Palomar Health, GO (INS - Assured Guaranty Municipal Corp.), Series A, 8/1/31(e)	12,230	8,551
Palomar Health, GO (INS - National Public Finance Guarantee Corp.), Series A, 8/1/26(e)	5,500	4,874
Perris Union High School District, GO (INS - Assured Guaranty Corp.), Series A, 4.00%, 9/1/48, Continuously Callable @100	5,000	4,818
Pittsburg Successor Agency Redevelopment Agency Tax Allocation (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/29, Continuously Callable @100	2,000	2,137
Pomona Unified School District, GO (INS - Build America Mutual Assurance Co.), Series F, 5.00%, 8/1/39, Continuously Callable @100	1,500	1,552
Poway Unified School District Special Tax (INS - Assured Guaranty Municipal Corp.), 4.00%, 9/1/50, Continuously Callable @100	4,750	4,424
Regents of the University of California Medical Center Pooled Revenue, Series L, 4.00%, 5/15/44, Continuously Callable @100	2,000	1,942
Rio Elementary School District, GO (INS - Assured Guaranty Municipal Corp.), Series B, 4.00%, 8/1/45, Continuously Callable @100	2,800	2,724
River Islands Public Financing Authority (INS-Assured Guaranty Corp.), Series A-1, 5.25%, 9/1/52, Continuously Callable @103	1,500	1,629
River Islands Public Financing Authority Special Tax, Series 2016-1, 5.25%, 9/1/52, Continuously Callable @103	2,000	2,151

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA California Bond Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Riverside County Public Financing Authority Tax Allocation (INS - Build America Mutual Assurance Co.)
Series A, 4.00%, 10/1/36, Continuously Callable @100	$1,250	$1,260
Series A, 4.00%, 10/1/37, Continuously Callable @100	1,625	1,632
Riverside County Redevelopment Successor Agency Tax Allocation (INS - Build America Mutual Assurance Co.), Series B, 4.00%, 10/1/37, Continuously Callable @100	2,000	2,014
Riverside County Transportation Commission Revenue
Series A, 5.25%, 6/1/39, Pre-refunded 6/1/23 @ 100	2,000	2,019
Series B1, 4.00%, 6/1/46, Continuously Callable @100	3,000	2,770
RNR School Financing Authority Special Tax (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 9/1/41, Continuously Callable @100	2,000	2,068
Sacramento Area Flood Control Agency Special Assessment, 5.00%, 10/1/44, Continuously Callable @100	2,000	2,025
Sacramento City Unified School District CA, GO (INS-Build America Mutual Assurance Co.), Series A, 5.50%, 8/1/52, Continuously Callable @100	1,500	1,638
Sacramento City Unified School District, GO (INS - Build America Mutual Assurance Co.), Series S, 5.00%, 7/1/38, Continuously Callable @100	1,020	1,032
San Bruno Park Elementary School District, GO, Series A, 5.00%, 8/1/48, Continuously Callable @100	3,000	3,112
San Diego County Regional Airport Authority Revenue
Series A, 5.00%, 7/1/47, Continuously Callable @100	1,500	1,546
Series A, 5.00%, 7/1/49, Continuously Callable @100	2,000	2,087
San Diego Public Facilities Financing Authority Revenue, Series A, 5.00%, 10/15/44, Continuously Callable @100	2,500	2,578
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series B, 4.00%, 5/1/52, Continuously Callable @100	3,100	2,833
San Leandro Unified School District, GO (INS - Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/43, Continuously Callable @100	2,750	2,920
San Luis & Delta Mendota Water Authority Revenue (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 3/1/38, Pre-refunded 3/1/23 @ 100	1,500	1,505
San Ramon Redevelopment Agency Successor Agency Tax Allocation (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 2/1/38, Continuously Callable @100	5,000	5,153
Santa Clarita Community College District, GO, 4.00%, 8/1/46, Continuously Callable @100	5,250	5,117
Santa Cruz County Redevelopment Agency Tax Allocation (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/35, Continuously Callable @100	6,000	6,347
Santa Rosa High School District, GO (INS - Assured Guaranty Municipal Corp.), Series C, 5.00%, 8/1/43, Continuously Callable @100	1,000	1,049
State of California, GO
5.00%, 10/1/47, Continuously Callable @100	19,000	19,803
5.00%, 9/1/52, Continuously Callable @100	1,000	1,093
Stockton Public Financing Authority Revenue
4.00%, 3/1/40, Continuously Callable @100	920	766
5.00%, 3/1/47, Continuously Callable @100	2,760	2,615
Sweetwater Union High School District, GO, Series A1, 5.00%, 8/1/52, Continuously Callable @100	1,000	1,072
Tahoe-Truckee Unified School District Certificate of Participation (INS - Build America Mutual Assurance Co.), 4.00%, 6/1/43, Continuously Callable @100	1,000	989

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA California Bond Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Temecula Valley Unified School District Financing Authority Special Tax (INS - Build America Mutual Assurance Co.), 5.00%, 9/1/40, Continuously Callable @100	$1,575	$1,625
Temecula Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series B, 4.00%, 8/1/45, Continuously Callable @100	7,500	7,423
Tobacco Securitization Authority of Southern California Revenue
5.00%, 6/1/48, Continuously Callable @100	880	873
5.00%, 6/1/48, Continuously Callable @100	2,175	2,196
Transbay Joint Powers Authority Tax Allocation
Series A, 5.00%, 10/1/49, Continuously Callable @100	800	811
Series B, 2.40%, 10/1/49, Continuously Callable @100	160	156
University of California Revenue, 5.00%, 5/15/52, Continuously Callable @100	2,500	2,718
Vacaville Unified School District, GO, Series D, 4.00%, 8/1/45, Continuously Callable @100	1,850	1,799
Val Verde Unified School District Certificate of Participation (INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 8/1/34, Continuously Callable @100	1,105	1,161
Series A, 5.00%, 8/1/35, Continuously Callable @100	1,530	1,607
Val Verde Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series C, 4.00%, 8/1/45, Continuously Callable @100	4,475	4,340
Val Verde Unified School District, GO (INS - Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/44, Pre-refunded 8/1/25 @ 100	4,000	4,245
Victor Valley Union High School District, GO (INS - Assured Guaranty Municipal Corp.), Series B, 4.00%, 8/1/37, Continuously Callable @100	5,000	5,050
Washington Township Health Care District Revenue
Series A, 5.00%, 7/1/42, Continuously Callable @100	1,000	990
Series A, 4.00%, 8/1/51, Continuously Callable @100	3,280	3,054
Western Placer Unified School District Certificate of Participation (INS - Assured Guaranty Municipal Corp.), 4.00%, 8/1/41, Continuously Callable @100	6,000	5,879
		496,943
Guam (3.2%):
Guam Government Waterworks Authority Revenue
5.50%, 7/1/43, Pre-refunded 7/1/23 @ 100	4,000	4,047
5.00%, 1/1/46, Continuously Callable @100	7,000	6,895
Guam Power Authority Revenue
Series A, 5.00%, 10/1/40, Continuously Callable @100	2,800	2,848
Series A, 5.00%, 10/1/41, Continuously Callable @100	2,635	2,710
		16,500
Virgin Islands (0.6%):
Virgin Islands Public Finance Authority Revenue, 5.00%, 9/1/33, Continuously Callable @100(g)	3,000	3,154
Total Municipal Bonds (Cost $534,061)		516,597

Total Investments (Cost $534,061) — 98.9%		516,597
Other assets in excess of liabilities — 1.1%		5,817
NET ASSETS - 100.00%		$522,414

(a)	Stepped-coupon security converts to coupon form on 10/1/37 with a rate of 5.40%
(b)	Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2022.
(c)	Put Bond.
(d)	Stepped-coupon security converts to coupon form on 8/1/23 with a rate of 4.30%

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA California Bond Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

(e)	Zero-coupon bond.
(f)	Stepped-coupon security converts to coupon form on 8/1/23 with a rate of 4.35%
(g)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of December 31, 2022, the fair value of these securities was $28,453 thousands and amounted to 5.4% of net assets.
(h)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

bps—Basis points

Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO—General Obligation

LOC—Letter of Credit

MUNIPSA—Municipal Swap Index

PLC—Public Limited Company

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guaranteed agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Global Equity Income Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (99.5%)
Australia (0.3%):

Consumer Staples (0.3%):
Coles Group Ltd.	13,421	$152

Austria (0.7%):

Energy (0.5%):
OMV AG	4,748	244

Utilities (0.2%):
Verbund AG	1,433	121
		365
Belgium (0.1%):

Communication Services (0.1%):
Telenet Group Holding NV	4,803	78

Canada (5.9%):

Consumer Discretionary (0.4%):
Dollarama, Inc.	3,899	228

Consumer Staples (0.1%):
Metro, Inc.	1,399	77

Energy (0.7%):
Canadian Natural Resources Ltd.	5,789	322
Tourmaline Oil Corp.	1,811	91
		413
Financials (4.0%):
Bank of Montreal	5,065	459
Great-West Lifeco, Inc.	12,484	289
IGM Financial, Inc.	10,340	289
Manulife Financial Corp.	13,254	236
Royal Bank of Canada	771	72
Sun Life Financial, Inc.	6,426	298
The Bank of Nova Scotia	4,500	221
The Toronto-Dominion Bank	5,611	363
		2,227
Materials (0.4%):
West Fraser Timber Co. Ltd.	3,194	231

Utilities (0.3%):
Canadian Utilities Ltd. Class A	6,500	176
		3,352
Denmark (1.4%):

Health Care (1.0%):
Coloplast A/S Class B	1,119	131
Novo Nordisk A/S Class B	3,439	467
		598
Industrials (0.4%):
AP Moller - Maersk A/S Class B	95	213
		811
Finland (0.1%):

Communication Services (0.1%):
Elisa Oyj	1,132	60

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Equity Income Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

France (1.3%):

Consumer Staples (0.4%):
L’Oreal SA	604	$216

Health Care (0.4%):
Sanofi	2,432	235

Industrials (0.5%):
Bouygues SA	8,738	262
		713
Germany (2.2%):

Consumer Discretionary (0.2%):
Volkswagen AG Preference Shares	947	117

Financials (0.9%):
Allianz SE Registered Shares	2,330	498

Industrials (0.3%):
Deutsche Post AG Registered Shares	4,390	164

Utilities (0.8%):
E.ON SE	22,291	222
RWE AG	5,078	224
		446
		1,225
Hong Kong (0.6%):

Industrials (0.3%):
SITC International Holdings Co. Ltd.	66,000	147

Utilities (0.3%):
Power Assets Holdings Ltd.	37,000	202
		349
Ireland (0.2%):

Health Care (0.2%):
Medtronic PLC	1,251	97

Italy (0.5%):

Utilities (0.5%):
Snam SpA	28,565	139
Terna - Rete Elettrica Nazionale	19,120	141
		280
Japan (8.1%):

Communication Services (1.3%):
KDDI Corp.	11,200	340
Nippon Telegraph & Telephone Corp.	14,000	399
		739
Consumer Discretionary (0.8%):
Iida Group Holdings Co. Ltd.	10,900	166
Toyota Motor Corp.	10,800	147
ZOZO, Inc.	6,800	168
		481
Consumer Staples (0.3%):
Seven & i Holdings Co. Ltd.	3,400	146

Energy (0.2%):
ENEOS Holdings, Inc.	38,200	130

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Equity Income Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (1.9%):
Japan Post Holdings Co. Ltd.	24,600	$207
ORIX Corp.	9,100	146
Resona Holdings, Inc.	29,800	164
Sumitomo Mitsui Financial Group, Inc.	10,000	402
Tokio Marine Holdings, Inc.	7,100	152
		1,071
Health Care (0.2%):
Hoya Corp.	1,100	105

Industrials (2.1%):
ITOCHU Corp.	8,200	257
Kajima Corp.	13,900	162
Mitsubishi Corp.	7,200	234
Mitsui & Co. Ltd.	6,700	195
Mitsui Osk Lines Ltd. (a)	12,900	322
		1,170
Information Technology (0.9%):
FUJIFILM Holdings Corp.	2,200	110
Fujitsu Ltd.	1,100	147
Nomura Research Institute Ltd.	6,800	162
Seiko Epson Corp.	5,100	74
		493
Materials (0.4%):
Nissan Chemical Corp.	1,300	57
Sumitomo Metal Mining Co. Ltd.	5,700	200
		257
		4,592
Netherlands (2.4%):

Communication Services (0.3%):
Koninklijke KPN NV	56,389	174

Consumer Staples (0.7%):
Koninklijke Ahold Delhaize NV	13,938	401

Industrials (0.6%):
Wolters Kluwer NV	3,057	320

Information Technology (0.4%):
ASML Holding NV	445	243

Materials (0.4%):
LyondellBasell Industries NV Class A	2,763	229
		1,367
Norway (0.8%):

Materials (0.8%):
Yara International ASA	9,897	435

Singapore (0.3%):

Financials (0.3%):
Singapore Exchange Ltd.	26,400	177

Spain (0.2%):

Utilities (0.2%):
Enagas SA	6,585	110

Switzerland (5.4%):

Communication Services (0.3%):
Swisscom AG Registered Shares	281	154

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Equity Income Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consumer Discretionary (0.3%):
Garmin Ltd.	1,881	$174

Consumer Staples (0.9%):
Nestle SA Registered Shares	4,121	476

Financials (1.0%):
Partners Group Holding AG	207	183
Zurich Insurance Group AG	843	403
		586
Health Care (1.9%):
Novartis AG Registered Shares	8,016	726
Roche Holding AG	1,109	348
		1,074
Industrials (0.8%):
Geberit AG Registered Shares	660	312
SGS SA Registered Shares	58	135
		447

Materials (0.2%):
Holcim AG	2,542	132
		3,043
United Kingdom (1.3%):

Consumer Staples (0.5%):
British American Tobacco PLC	6,605	261

Health Care (0.2%):
GSK PLC	7,672	133

Industrials (0.4%):
RELX PLC	8,774	242

Information Technology (0.2%):
The Sage Group PLC	13,234	119
		755
United States (67.7%):

Communication Services (3.3%):
AT&T, Inc.	21,428	395
Omnicom Group, Inc.	4,862	397
Sirius XM Holdings, Inc. (a)	52,800	308
The Interpublic Group of Cos., Inc.	6,559	218
Verizon Communications, Inc.	14,164	558
		1,876
Consumer Discretionary (6.4%):
Best Buy Co., Inc.	6,512	522
Genuine Parts Co.	3,134	544
Lowe’s Cos., Inc.	2,334	465
McDonald’s Corp.	1,375	362
Starbucks Corp.	1,909	189
Target Corp.	2,559	382
The Home Depot, Inc.	2,478	783
Tractor Supply Co.	1,085	244
Whirlpool Corp.	913	129
		3,620
Consumer Staples (5.9%):
Campbell Soup Co.	4,710	267
Colgate-Palmolive Co.	3,883	306
General Mills, Inc.	5,218	438
Kellogg Co.	2,072	148
Kimberly-Clark Corp.	745	101
Philip Morris International, Inc.	5,392	546

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Equity Income Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The Coca-Cola Co.	4,366	$278
The Hershey Co.	921	213
The Kroger Co.	4,347	194
The Procter & Gamble Co.	3,817	578
Tyson Foods, Inc. Class A	3,145	196
Walgreens Boots Alliance, Inc.	2,368	88
		3,353
Energy (3.4%):
ConocoPhillips	3,019	356
Coterra Energy, Inc.	4,931	121
Devon Energy Corp.	4,799	295
EOG Resources, Inc.	3,250	421
Exxon Mobil Corp.	1,540	170
Marathon Petroleum Corp.	1,899	221
Valero Energy Corp.	2,426	308
		1,892
Financials (7.2%):
Aflac, Inc.	3,700	266
Ameriprise Financial, Inc.	1,027	320
Aon PLC Class A	528	158
Comerica, Inc.	1,389	93
Erie Indemnity Co. Class A	1,217	303
Fifth Third Bancorp	3,438	113
Huntington Bancshares, Inc.	8,192	116
KeyCorp	9,947	173
M&T Bank Corp.	1,552	225
MetLife, Inc.	4,221	305
Morgan Stanley	3,816	324
MSCI, Inc.	554	258
Regions Financial Corp.	21,174	457
The Allstate Corp.	3,932	533
The Goldman Sachs Group, Inc.	866	297
The PNC Financial Services Group, Inc.	943	149
		4,090
Health Care (11.1%):
Abbott Laboratories	1,054	116
AbbVie, Inc.	2,831	458
AmerisourceBergen Corp.	550	91
Amgen, Inc.	2,732	718
Bristol-Myers Squibb Co.	3,256	234
Cardinal Health, Inc.	6,211	477
Cigna Corp.	918	304
CVS Health Corp.	2,028	189
Danaher Corp.	534	142
Elevance Health, Inc.	784	402
Eli Lilly & Co.	1,775	649
Johnson & Johnson	4,762	841
Pfizer, Inc.	7,704	395
Quest Diagnostics, Inc.	1,116	175
Stryker Corp.	460	112
Thermo Fisher Scientific, Inc.	258	142
UnitedHealth Group, Inc.	1,573	834
		6,279
Industrials (8.3%):
3M Co.	3,247	389
C.H. Robinson Worldwide, Inc.	858	79
Cummins, Inc.	1,636	396
Fastenal Co.	5,169	245
Honeywell International, Inc.	956	205

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Equity Income Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Illinois Tool Works, Inc.	1,208	$266
Lockheed Martin Corp.	1,620	788
Northrop Grumman Corp.	452	247
PACCAR, Inc.	2,348	232
Republic Services, Inc.	668	86
Robert Half International, Inc.	5,626	415
Rockwell Automation, Inc.	522	134
Snap-on, Inc.	700	160
Union Pacific Corp.	547	113
United Parcel Service, Inc. Class B	2,937	511
W.W. Grainger, Inc.	566	315
Waste Management, Inc.	482	76
		4,657
Information Technology (15.8%):
Apple, Inc.	17,694	2,300
Broadcom, Inc.	429	240
Cisco Systems, Inc.	15,213	725
Hewlett Packard Enterprise Co.	12,600	201
HP, Inc.	19,588	526
Intel Corp.	4,699	124
Juniper Networks, Inc.	4,700	150
Mastercard, Inc. Class A	1,954	679
Microsoft Corp.	6,867	1,647
NetApp, Inc.	3,825	230
Oracle Corp.	2,079	170
Paychex, Inc.	3,287	380
QUALCOMM, Inc.	1,417	156
Texas Instruments, Inc.	4,024	665
The Western Union Co.	41,976	578
Visa, Inc. Class A	758	157
		8,928
Materials (2.7%):
Air Products and Chemicals, Inc.	307	95
CF Industries Holdings, Inc.	4,765	406
Nucor Corp.	3,999	527
Packaging Corp.	1,672	214
RPM International, Inc.	1,083	106
The Sherwin-Williams Co.	747	177
		1,525
Utilities (3.6%):
American Electric Power Co., Inc.	3,126	297
Duke Energy Corp.	4,672	481
OGE Energy Corp.	6,617	262
Sempra Energy	885	137
The Southern Co.	6,817	487
UGI Corp.	10,472	388
		2,052
		38,272
Total Common Stocks (Cost $47,574)		56,233

Collateral for Securities Loaned (0.6%)^
United States (0.6%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.14% (b)	78,386	78
HSBC U.S. Government Money Market Fund, I Shares, 4.13% (b)	78,386	78
Invesco Government & Agency Portfolio, Institutional Shares, 4.22% (b)	78,386	78

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Equity Income Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.08% (b)	78,386	$78
Total Collateral for Securities Loaned (Cost $312)		312

Total Investments (Cost $47,886) — 100.1%		56,545
Liabilities in excess of other assets — (0.1)%		(39)
NET ASSETS - 100.00%		$56,506

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Rate disclosed is the daily yield on December 31, 2022.

PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA New York Bond Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value

Other Equity Interests (0.0%)(a)
Utilities (0.0%):
CMS Liquidating Trust (b)(c)	200	$10
Total Other Equity Interests (Cost $499)		10

Municipal Bonds (98.8%)
New York (93.7%):
Albany Capital Resource Corp. Revenue
5.00%, 6/1/49, Continuously Callable @100	$1,500	1,366
4.00%, 11/1/51, Continuously Callable @100	850	735
Albany County Airport Authority Revenue, Series A, 5.00%, 12/15/48, Continuously Callable @100	1,000	1,033
Allegany County Capital Resource Corp. Revenue, Series A, 5.00%, 12/1/52, Continuously Callable @100	1,000	973
Brookhaven Local Development Corp. Revenue
5.25%, 11/1/36, Continuously Callable @100	1,500	1,509
4.00%, 10/1/45, Continuously Callable @100	1,000	916
Series B, 4.00%, 11/1/55, Continuously Callable @102	1,000	738
Broome County Local Development Corp. Revenue, 4.00%, 1/1/47, Continuously Callable @103	500	368
Buffalo & Erie County Industrial Land Development Corp. Revenue
5.00%, 7/1/40, Continuously Callable @100	2,000	1,574
5.00%, 8/1/52, Continuously Callable @100	1,000	889
Series A, 5.00%, 6/1/35, Continuously Callable @103	1,000	1,019
Build NYC Resource Corp. Revenue
5.00%, 6/1/40, Continuously Callable @100	700	709
5.00%, 7/1/41, Continuously Callable @100	500	494
4.00%, 8/1/42, Continuously Callable @100	1,000	902
5.50%, 4/1/43, Continuously Callable @100	1,000	1,003
5.00%, 7/1/45, Continuously Callable @100	2,000	2,027
5.00%, 11/1/47	2,000	2,198
5.00%, 6/1/48, Continuously Callable @102	2,000	2,001
4.00%, 7/1/49, Continuously Callable @100	500	444
5.75%, 6/1/52, Continuously Callable @100 (d)	750	741
5.00%, 7/1/56, Continuously Callable @100	500	463
5.75%, 6/1/62, Continuously Callable @100 (d)	250	242
Bushnell’s Basin Fire Association, Inc. Revenue, 3.00%, 11/1/30	2,220	1,876
City of Elmira, GO, 5.00%, 7/1/35, Continuously Callable @100	1,575	1,737
City of Long Beach NY, GO (INS-Build America Mutual Assurance Co.), Series B, 4.63%, 7/15/52, Continuously Callable @100	2,000	1,941
City of New York, GO
Series B-1, 5.25%, 10/1/42, Continuously Callable @100	1,000	1,127
Series B-1, 5.25%, 10/1/47, Continuously Callable @100	500	551
Series B-3, 3.75%, 10/1/46, Continuously Callable @100 (e)	1,000	1,000
Series D-1, 4.00%, 12/1/43, Continuously Callable @100	4,000	3,917
City of Newburgh, GO, Series A, 5.00%, 6/15/23, Continuously Callable @100	825	826
City of Poughkeepsie, GO
4.00%, 4/15/27	235	239
4.00%, 4/15/28	125	127
4.00%, 4/15/29	125	127
4.00%, 4/15/30	135	137
City of Yonkers, GO (INS - Assured Guaranty Municipal Corp.), Series A, 3.00%, 7/1/25, Continuously Callable @100	665	665
County of Nassau, GO, Series A, 5.00%, 1/1/38, Continuously Callable @100	1,000	1,050
County of Nassau, GO (INS - Assured Guaranty Municipal Corp.), Series C, 5.00%, 4/1/38, Continuously Callable @100	1,000	1,005

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA New York Bond Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Dutchess County Local Development Corp. Revenue
5.00%, 7/1/46, Continuously Callable @100	$600	$602
Series A, 5.00%, 7/1/45, Continuously Callable @100	2,000	2,032
Series B, 4.00%, 7/1/41, Continuously Callable @100	2,000	1,742
Series B, 4.00%, 7/1/49, Continuously Callable @100	1,750	1,452
Genesee County Funding Corp. Revenue, Series A, 5.25%, 12/1/52, Continuously Callable @100	750	760
Hempstead Town Local Development Corp. Revenue
5.00%, 7/1/47, Continuously Callable @100	600	613
5.00%, 7/1/48, Continuously Callable @100	300	303
Hudson Yards Infrastructure Corp. Revenue, Series A, 4.00%, 2/15/44, Continuously Callable @100	2,000	1,893
Jefferson County Civic Facility Development Corp. Revenue, 4.00%, 11/1/47, Continuously Callable @100	1,000	797
Long Island Power Authority Revenue
Series A, 5.00%, 9/1/44, Continuously Callable @100	2,000	2,024
Series B, 5.00%, 9/1/41, Continuously Callable @100	1,000	1,033
Metropolitan Transportation Authority Revenue
Series A-1, 5.25%, 11/15/56, Continuously Callable @100	1,000	1,001
Series B, 4.00%, 11/15/50, Continuously Callable @100	1,000	793
Series D-1, 5.00%, 11/15/34, Continuously Callable @100	3,000	3,044
Series D-3, 4.00%, 11/15/49, Continuously Callable @100	2,000	1,603
Monroe County Industrial Development Corp. Revenue
5.00%, 12/1/46, Continuously Callable @100	1,000	993
4.00%, 12/1/46, Continuously Callable @100	2,000	1,751
4.00%, 10/1/47, Continuously Callable @100	1,000	873
5.00%, 6/1/59, Continuously Callable @100 (d)	1,000	935
Series A, 5.00%, 12/1/37, Continuously Callable @100	1,000	1,000
Series A, 5.00%, 12/1/42, Continuously Callable @100	2,000	2,000
Series C, 4.00%, 7/1/43, Continuously Callable @100	1,000	959
Monroe County Industrial Development Corp. Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 1/15/38, Continuously Callable @100	500	511
New York City Housing Development Corp. Revenue, Series K, 4.20%, 11/1/58, Continuously Callable @100	2,990	2,550
New York City Industrial Development Agency Revenue, 4.00%, 3/1/45, Continuously Callable @100	1,005	920
New York City Industrial Development Agency Revenue (INS - Assured Guaranty Municipal Corp.), 2.25%, 10/1/29	1,025	966
New York City Municipal Water Finance Authority Revenue, Series DD, 3.75%, 6/15/33, Continuously Callable @100(e)	4,600	4,600
New York City Transitional Finance Authority Building Aid Revenue, Series S, 4.00%, 7/15/45, Continuously Callable @100	2,000	1,913
New York City Transitional Finance Authority Future Tax Secured Revenue
4.00%, 8/1/41, Continuously Callable @100	1,000	968
4.00%, 11/1/42, Continuously Callable @100	2,000	1,907
Series B, 4.00%, 8/1/41, Continuously Callable @100	1,000	968
Series D-1, 5.00%, 11/1/46, Continuously Callable @100	2,000	2,144
New York City Trust for Cultural Resources Revenue, 4.00%, 7/1/46, Continuously Callable @100	1,000	914
New York Convention Center Development Corp. Revenue
5.00%, 11/15/45, Continuously Callable @100	500	508
Series S, 11/15/37 (f)	1,000	506
New York Convention Center Development Corp. Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 11/15/48(f)	2,000	521
New York Liberty Development Corp. Revenue
5.25%, 10/1/35	2,500	2,748
5.50%, 10/1/37	560	622
5.00%, 11/15/44, Continuously Callable @100 (d)	1,000	907
2.80%, 9/15/69, Continuously Callable @100	1,500	1,345

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA New York Bond Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
New York State Dormitory Authority Revenue
5.00%, 7/1/34, Continuously Callable @100	$500	$513
5.00%, 12/1/37, Continuously Callable @100 (d)	1,300	1,274
4.00%, 8/1/38, Continuously Callable @100	2,000	1,735
6.00%, 7/1/40, Continuously Callable @100 (c)(d)	3,000	2,536
5.00%, 5/1/43, Continuously Callable @100	1,000	1,015
5.75%, 7/1/43, Continuously Callable @100	1,000	1,008
3.50%, 7/1/44, Continuously Callable @100	1,000	826
5.00%, 7/1/48, Pre-refunded 7/1/28 @ 100	430	478
5.00%, 7/1/48, Continuously Callable @100	570	596
4.00%, 3/15/49, Continuously Callable @100	750	679
5.00%, 7/1/51, Continuously Callable @100	725	725
5.00%, 7/1/57, Continuously Callable @100	1,000	951
Series A, 5.00%, 5/1/38, Continuously Callable @100	500	500
Series A, 4.00%, 7/1/43, Continuously Callable @100	2,000	1,788
Series A, 5.00%, 7/1/44, Continuously Callable @100	1,500	1,505
Series A, 4.00%, 7/1/45, Continuously Callable @100	2,250	2,193
Series A, 4.00%, 3/15/48, Continuously Callable @100	3,000	2,730
Series A, 4.00%, 3/15/49, Continuously Callable @100	1,500	1,392
Series A, 4.00%, 9/1/50, Continuously Callable @100	500	405
Series A-1, 4.00%, 7/1/45, Continuously Callable @100	3,000	2,768
Series C, 4.00%, 7/1/47, Continuously Callable @100	1,000	960
New York State Dormitory Authority Revenue (INS - AMBAC Assurance Corp.)
Series 1, 5.50%, 7/1/40	2,000	2,408
Series A, 5.50%, 5/15/30	3,275	3,862
New York State Dormitory Authority Revenue (NBGA - State of New York Mortgage Agency), 5.00%, 6/1/33, Continuously Callable @100	1,990	1,993
New York State Thruway Authority Revenue
Series A, 4.00%, 1/1/56, Continuously Callable @100	1,000	869
Series B, 4.00%, 1/1/50, Continuously Callable @100	1,000	882
Oneida County Local Development Corp. Revenue, 4.00%, 7/1/39, Continuously Callable @100	750	641
Oneida County Local Development Corp. Revenue (INS-Assured Guaranty Corp.), 4.00%, 12/1/51, Continuously Callable @100	500	444
Onondaga Civic Development Corp. Revenue
5.00%, 10/1/40, Continuously Callable @100	1,000	927
5.00%, 1/1/43, Continuously Callable @100	740	749
Onondaga County Trust for Cultural Resources Revenue, 5.00%, 5/1/40, Continuously Callable @100	800	810
Southold Local Development Corp. Revenue, 5.00%, 12/1/45, Continuously Callable @100	1,000	958
St. Lawrence County Industrial Development Agency Revenue
4.00%, 7/1/43, Continuously Callable @100	500	467
5.00%, 9/1/47, Continuously Callable @100	1,770	1,786
5.25%, 7/1/52, Continuously Callable @100	1,000	1,064
State of New York Mortgage Agency Revenue, Series 211, 3.80%, 10/1/48, Continuously Callable @100	1,370	1,307
Suffolk County Economic Development Corp. Revenue, Series C, 5.00%, 7/1/33, Continuously Callable @100	250	257
Tompkins County Development Corp. Revenue, 5.00%, 7/1/44, Continuously Callable @100	1,375	1,334
Triborough Bridge & Tunnel Authority Revenue
Series A, 4.00%, 11/15/52, Continuously Callable @100	3,000	2,699
Series B, 11/15/32 (f)	1,000	717
TSASC, Inc. Revenue, Series A, 5.00%, 6/1/41, Continuously Callable @100	1,000	1,010
Westchester County Healthcare Corp. Revenue, Series B, 6.00%, 11/1/30, Continuously Callable @100	125	125
Westchester County Local Development Corp. Revenue
5.00%, 7/1/42, Continuously Callable @104	450	461

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA New York Bond Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 11/1/46, Continuously Callable @100	$1,000	$1,006
5.00%, 6/1/47, Continuously Callable @100	1,000	1,001
5.00%, 1/1/51, Continuously Callable @103	1,000	951
Westchester Tobacco Asset Securitization Revenue, Series B, 5.00%, 6/1/41, Continuously Callable @100	500	511
		148,206
Guam (5.1%):
Antonio B. Won Pat International Airport Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 5.75%, 10/1/43, Pre-refunded 10/1/23 @ 100	1,000	1,020
Guam Government Waterworks Authority Revenue
5.50%, 7/1/43, Pre-refunded 7/1/23 @ 100	1,000	1,012
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,000	1,013
Series A, 5.00%, 7/1/35, Continuously Callable @100	500	504
Guam Power Authority Revenue
Series A, 5.00%, 10/1/37, Continuously Callable @100	1,165	1,192
Series A, 5.00%, 10/1/41, Continuously Callable @100	1,250	1,285
Guam Power Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 10/1/39, Continuously Callable @100	500	513
Territory of Guam Revenue
Series A, 5.00%, 12/1/46, Continuously Callable @100	500	501
Series D, 5.00%, 11/15/39, Continuously Callable @100	1,000	1,001
		8,041
Total Municipal Bonds (Cost $167,121)		156,247

Total Investments (Cost $167,620) — 98.8%		156,257
Other assets in excess of liabilities — 1.2%		1,967
NET ASSETS - 100.00%		$158,224

(a)	Amount represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At December 31, 2022, illiquid securities were 1.6% of the Fund’s net assets.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of December 31, 2022, the fair value of these securities was $6,635 thousands and amounted to 4.2% of net assets.
(e)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Zero-coupon bond.

AMBAC—American Municipal Bond Assurance Corporation

Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO—General Obligation

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guaranteed agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Managed Allocation Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (83.9%)
Communication Services (5.3%):
Alphabet, Inc. Class A (a)	36,160	$3,190
Alphabet, Inc. Class C (a)	66,905	5,936
AT&T, Inc.	88,577	1,631
Cogent Communications Holdings, Inc.	13,890	793
Comcast Corp. Class A	66,289	2,318
Meta Platforms, Inc. Class A (a)	22,375	2,693
Netflix, Inc. (a)	5,256	1,550
News Corp. Class A	74,340	1,353
Verizon Communications, Inc.	58,659	2,311
Yelp, Inc. (a)	33,198	908
		22,683
Consumer Discretionary (9.0%):
Academy Sports & Outdoors, Inc.	16,498	867
Amazon.com, Inc. (a)	57,542	4,834
Aptiv PLC (a)	13,932	1,298
Asbury Automotive Group, Inc. (a)	5,119	918
Booking Holdings, Inc. (a)	700	1,411
eBay, Inc.	31,988	1,327
General Motors Co.	38,524	1,296
Hilton Worldwide Holdings, Inc.	15,006	1,896
LGI Homes, Inc. (a)	11,592	1,073
Lowe’s Cos., Inc.	8,888	1,771
McDonald’s Corp.	7,549	1,989
MDC Holdings, Inc.	29,477	931
Meritage Homes Corp. (a)	14,950	1,378
National Vision Holdings, Inc. (a)	25,418	985
NIKE, Inc. Class B	14,534	1,701
Shake Shack, Inc. Class A (a)	17,706	735
Signet Jewelers Ltd.	9,558	650
Starbucks Corp.	14,762	1,464
Steven Madden Ltd.	30,813	985
Target Corp.	8,858	1,320
Tesla, Inc. (a)	29,910	3,684
The Home Depot, Inc.	10,393	3,283
The TJX Cos., Inc.	18,862	1,501
Urban Outfitters, Inc. (a)	39,743	948
		38,245
Consumer Staples (5.5%):
Altria Group, Inc.	37,828	1,729
Church & Dwight Co., Inc.	19,270	1,553
Costco Wholesale Corp.	5,636	2,573
e.l.f. Beauty, Inc. (a)	15,870	878
Hostess Brands, Inc. (a)	51,035	1,145
Mondelez International, Inc. Class A	32,633	2,175
PepsiCo, Inc.	13,486	2,436
Philip Morris International, Inc.	22,557	2,283
The Coca-Cola Co.	37,423	2,381
The Procter & Gamble Co.	22,249	3,372
The Simply Good Foods Co. (a)	24,200	920
Walmart, Inc.	15,141	2,147
		23,592
Energy (4.2%):
Chevron Corp.	17,255	3,097
ConocoPhillips	18,143	2,141
EOG Resources, Inc.	13,337	1,727

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Target Managed Allocation Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Exxon Mobil Corp.	38,012	$4,193
Helmerich & Payne, Inc.	22,404	1,111
Marathon Oil Corp.	46,196	1,251
Patterson-UTI Energy, Inc.	54,925	925
Schlumberger Ltd.	24,023	1,284
SM Energy Co.	27,197	947
Targa Resources Corp.	19,074	1,402
		18,078
Financials (10.4%):
American Express Co.	11,415	1,687
ARMOUR Residential REIT, Inc.	248,101	1,397
Bank of America Corp.	82,900	2,746
BankUnited, Inc.	23,987	815
Berkshire Hathaway, Inc. Class B (a)	18,522	5,721
BlackRock, Inc.	2,702	1,915
Columbia Banking System, Inc.	45,736	1,378
CVB Financial Corp.	38,235	985
Fifth Third Bancorp	60,421	1,982
First Bancorp/Puerto Rico	68,721	874
Huntington Bancshares, Inc.	124,196	1,751
JPMorgan Chase & Co.	28,884	3,873
KeyCorp	112,188	1,954
Loews Corp.	32,425	1,891
Mr. Cooper Group, Inc. (a)	22,332	896
National Bank Holdings Corp. Class A	20,220	851
Prudential Financial, Inc.	21,089	2,098
The Charles Schwab Corp.	17,106	1,424
The Goldman Sachs Group, Inc.	6,350	2,181
The Hartford Financial Services Group, Inc.	26,153	1,983
United Community Banks, Inc.	27,055	914
Virtus Investment Partners, Inc.	3,583	686
W.R. Berkley Corp.	26,153	1,898
Wells Fargo & Co.	54,600	2,254
		44,154
Health Care (12.4%):
Abbott Laboratories	20,054	2,202
AbbVie, Inc.	16,543	2,674
Amgen, Inc.	6,130	1,610
AMN Healthcare Services, Inc. (a)	7,765	798
Bristol-Myers Squibb Co.	25,466	1,832
Cigna Corp.	5,092	1,687
CVS Health Corp.	17,537	1,634
Cytokinetics, Inc. (a)	16,292	747
Danaher Corp.	8,574	2,276
Dexcom, Inc. (a)	7,116	806
Elevance Health, Inc.	3,441	1,765
Eli Lilly & Co.	7,611	2,785
Gilead Sciences, Inc.	16,047	1,378
Integer Holdings Corp. (a)	10,373	710
Intuitive Surgical, Inc. (a)	5,994	1,591
Johnson & Johnson	22,606	3,993
Medtronic PLC	19,084	1,483
Merck & Co., Inc.	24,780	2,749
Merit Medical Systems, Inc. (a)	13,130	927
Moderna, Inc. (a)	3,958	711
NuVasive, Inc. (a)	22,630	933
Pfizer, Inc.	54,850	2,811
Prestige Consumer Healthcare, Inc. (a)	12,655	792
Regeneron Pharmaceuticals, Inc. (a)	1,493	1,077

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Target Managed Allocation Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Select Medical Holdings Corp.	29,253	$726
Stryker Corp.	6,822	1,668
The Ensign Group, Inc.	11,838	1,120
Thermo Fisher Scientific, Inc.	4,393	2,419
UnitedHealth Group, Inc.	8,777	4,653
Veradigm, Inc. (a)	44,013	776
Zoetis, Inc.	9,590	1,406
		52,739
Industrials (9.3%):
3M Co.	17,947	2,152
ABM Industries, Inc.	18,294	813
Aerojet Rocketdyne Holdings, Inc. (a)	22,523	1,260
Alaska Air Group, Inc. (a)	31,040	1,333
AMETEK, Inc.	11,785	1,647
Applied Industrial Technologies, Inc.	8,961	1,129
Caterpillar, Inc.	6,315	1,513
Comfort Systems USA, Inc.	10,229	1,177
Copart, Inc. (a)	27,138	1,652
Deere & Co.	3,053	1,309
Dover Corp.	13,289	1,799
Exponent, Inc.	8,500	842
Forward Air Corp.	8,910	935
Griffon Corp.	22,142	792
Hillenbrand, Inc.	21,375	912
Honeywell International, Inc.	14,124	3,027
John Bean Technologies Corp.	11,033	1,008
Korn Ferry	17,343	878
Lockheed Martin Corp.	3,360	1,635
Northrop Grumman Corp.	2,473	1,349
Parker-Hannifin Corp.	7,221	2,101
Raytheon Technologies Corp.	20,908	2,110
Resideo Technologies, Inc. (a)	44,670	735
UFP Industries, Inc.	12,346	978
UniFirst Corp.	4,475	864
Union Pacific Corp.	9,484	1,964
United Parcel Service, Inc. Class B	11,705	2,035
United Rentals, Inc. (a)	4,497	1,598
		39,547
Information Technology (19.6%):
Accenture PLC Class A	7,692	2,053
Adobe, Inc. (a)	5,571	1,875
Advanced Energy Industries, Inc.	9,481	813
Amphenol Corp. Class A	27,015	2,057
Apple, Inc.	132,790	17,253
Applied Materials, Inc.	18,150	1,767
Axcelis Technologies, Inc. (a)	9,797	778
Broadcom, Inc.	4,144	2,317
Cisco Systems, Inc.	45,242	2,155
Diodes, Inc. (a)	12,991	989
Extreme Networks, Inc. (a)	41,077	752
Fabrinet (a)	8,191	1,050
Insight Enterprises, Inc. (a)	12,725	1,276
Intel Corp.	52,827	1,396
International Business Machines Corp.	10,263	1,446
Intuit, Inc.	4,668	1,817
Itron, Inc. (a)	13,822	700
Knowles Corp. (a)	43,759	719
LiveRamp Holdings, Inc. (a)	34,003	797
Mastercard, Inc. Class A	8,415	2,926

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Target Managed Allocation Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
MaxLinear, Inc. (a)	23,676	$804
Microsoft Corp.	66,403	15,925
NVIDIA Corp.	28,165	4,116
Onto Innovation, Inc. (a)	10,793	735
Oracle Corp.	16,823	1,375
PayPal Holdings, Inc. (a)	17,341	1,235
Perficient, Inc. (a)	11,051	772
QUALCOMM, Inc.	13,488	1,483
Rambus, Inc. (a)	30,888	1,106
Salesforce, Inc. (a)	13,201	1,750
Sanmina Corp. (a)	18,535	1,062
ServiceNow, Inc. (a)	3,493	1,356
SPS Commerce, Inc. (a)	6,904	887
Texas Instruments, Inc.	11,067	1,828
Viavi Solutions, Inc. (a)	96,638	1,016
Visa, Inc. Class A	15,301	3,179
		83,565
Materials (2.4%):
ATI, Inc. (a)	31,533	942
DuPont de Nemours, Inc.	22,108	1,517
Eastman Chemical Co.	19,971	1,627
Freeport-McMoRan, Inc.	36,349	1,381
H.B. Fuller Co.	17,123	1,226
Linde PLC	6,503	2,121
Livent Corp. (a)	33,679	669
O-I Glass, Inc. (a)	53,432	886
		10,369
Real Estate (3.6%):
Agree Realty Corp.	25,743	1,826
American Tower Corp.	7,447	1,578
Brandywine Realty Trust	119,898	738
Cushman & Wakefield PLC (a)	90,316	1,125
Essential Properties Realty Trust, Inc.	45,077	1,058
Hudson Pacific Properties, Inc.	110,076	1,071
LXP Industrial Trust	112,309	1,125
Mid-America Apartment Communities, Inc.	12,308	1,932
Outfront Media, Inc.	68,457	1,135
Prologis, Inc.	14,629	1,649
Retail Opportunity Investments Corp.	50,622	761
SITE Centers Corp.	89,531	1,223
		15,221
Utilities (2.2%):
American Electric Power Co., Inc.	23,061	2,190
Avista Corp.	32,549	1,443
Eversource Energy	24,037	2,015
SJW Group	21,797	1,770
Xcel Energy, Inc.	29,630	2,077
		9,495
Total Common Stocks (Cost $357,512)		357,688

Exchange-Traded Funds (7.9%)
Flexshares Morningstar Global Upstream Natural Resources Index Fund	341,011	14,824

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Target Managed Allocation Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
SPDR S&P Global Natural Resources ETF	334,113	$19,051
Total Exchange-Traded Funds (Cost $34,341)		33,875

Total Investments (Cost $391,853) — 91.8%		391,563
Other assets in excess of liabilities — 8.2%		35,065
NET ASSETS - 100.00%		$426,628

(a)	Non-income producing security.

ETF—Exchange-Traded Fund

PLC—Public Limited Company

REIT—Real Estate Investment Trust

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures	419	3/17/23	$38,387,436	$37,100,355	$(1,287,081)
FTSE 100 Index Futures	455	3/17/23	41,270,673	41,059,661	(211,012)
S&P/Toronto Stock Exchange 60 Index Futures	286	3/16/23	51,259,783	49,429,960	(1,829,823)
					$(3,327,916)

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index Futures	275	3/16/23	33,665,145	32,721,159	943,986
E-Mini MSCI Emerging Markets Index Futures	351	3/17/23	17,368,530	16,837,470	531,060
Hang Seng Index Futures	87	1/30/23	10,826,321	11,099,327	(273,006)
Swiss Market Index Futures	425	3/17/23	49,505,201	48,991,779	513,422
Tokyo Price Index Futures	134	3/09/23	19,822,215	19,315,729	506,486
					2,221,948

	Total unrealized appreciation				$2,494,954
	Total unrealized depreciation				(3,600,922)
	Total net unrealized appreciation (depreciation)				$(1,105,968)

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Tax Exempt Intermediate-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (99.0%)
Alabama (1.3%):
Black Belt Energy Gas District Revenue, Series C-1, 5.25%, 2/1/53, Callable 3/1/29 @ 100.15	$12,000	$12,483
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, 5.00%, 2/1/36, Continuously Callable @100	8,000	8,197
Lower Alabama Gas District Revenue
Series A, 5.00%, 9/1/28	7,000	7,314
Series A, 5.00%, 9/1/34	15,000	15,926
The Health Care Authority of the City of Huntsville Revenue
Series B1, 4.00%, 6/1/39, Continuously Callable @100	2,000	1,882
Series B1, 4.00%, 6/1/40, Continuously Callable @100	2,555	2,380
		48,182
Arizona (1.4%):
Arizona IDA Revenue, 4.00%, 12/15/41, Continuously Callable @100(a)	955	827
City of Phoenix Civic Improvement Corp. Revenue (INS - National Public Finance Guarantee Corp.)
5.50%, 7/1/24	3,270	3,396
5.50%, 7/1/25	2,115	2,254
Maricopa County IDA Revenue
5.00%, 7/1/39, Continuously Callable @100 (a)	2,000	1,919
4.00%, 7/1/41, Continuously Callable @100 (a)	1,250	1,045
Series C, 4.23% (MUNIPSA+57bps), 1/1/35, (Put Date 10/18/24) (b)(c)	2,280	2,262
Tempe IDA Revenue, Series A, 4.00%, 12/1/38, Continuously Callable @102	2,690	2,136
The City of Phoenix IDA Revenue
3.75%, 7/1/24	2,350	2,337
5.00%, 7/1/34, Continuously Callable @100	11,100	11,252
5.00%, 7/1/36, Continuously Callable @100	1,675	1,696
5.00%, 10/1/36, Continuously Callable @100	4,250	4,347
The County of Pima IDA Revenue
4.00%, 6/15/41, Continuously Callable @100 (a)	3,500	2,849
Series A, 6.75%, 11/15/42, Continuously Callable @103 (a)	3,000	3,134
Series B2, 5.63%, 11/15/30, Continuously Callable @100 (a)	10,000	9,919
The Pima County IDA Revenue
4.00%, 4/1/40, Continuously Callable @100	1,000	930
4.00%, 4/1/41, Continuously Callable @100	1,690	1,554
The Yavapai County IDA Revenue, 4.00%, 8/1/38, Continuously Callable @100	1,000	927
		52,784
Arkansas (0.2%):
Arkansas Development Finance Authority Revenue
5.00%, 9/1/37, Continuously Callable @100	2,300	2,338
5.00%, 9/1/38, Continuously Callable @100	2,000	2,024
University of Arkansas - Pulaski Technical College Revenue (INS - Build America Mutual Assurance Co.), 5.00%, 9/1/30, Continuously Callable @100	4,290	4,529
		8,891
California (3.7%):
Anaheim Public Financing Authority Revenue
Series A, 5.00%, 5/1/28, Pre-refunded 5/1/24 @ 100	500	515
Series A, 5.00%, 5/1/29, Pre-refunded 5/1/24 @ 100	500	514
Series A, 5.00%, 5/1/30, Pre-refunded 5/1/24 @ 100	1,000	1,029
California School Finance Authority Revenue
5.00%, 8/1/31, Continuously Callable @100 (a)	450	459
5.00%, 8/1/31, Pre-refunded 8/1/25 @ 100 (a)	50	53
5.00%, 8/1/36, Continuously Callable @100 (a)	1,450	1,466
5.00%, 8/1/36, Pre-refunded 8/1/25 @ 100 (a)	150	159

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
California State Public Works Board Revenue, Series B, 5.00%, 10/1/31, Continuously Callable @100	$11,465	$11,924
California State University Revenue
5.00%, 11/1/29, Pre-refunded 11/1/24 @ 100	165	172
Series A, 5.00%, 11/1/33, Continuously Callable @100	10,000	10,656
California Statewide Communities Development Authority Revenue
5.00%, 5/15/32, Continuously Callable @100	1,250	1,283
5.00%, 5/15/33, Continuously Callable @100	2,000	2,048
5.00%, 5/15/34, Continuously Callable @100	1,250	1,276
5.00%, 5/15/35, Continuously Callable @100	2,000	2,035
Cerritos Community College District, GO
Series D, 8/1/25 (d)	1,510	1,407
Series D, 8/1/27 (d)	1,000	877
Series D, 8/1/28 (d)	1,000	851
Chula Vista Municipal Financing Authority Special Tax
Series B, 5.00%, 9/1/27, Continuously Callable @100	1,520	1,590
Series B, 5.00%, 9/1/28, Continuously Callable @100	1,700	1,778
Series B, 5.00%, 9/1/29, Continuously Callable @100	1,785	1,867
Series B, 5.00%, 9/1/30, Continuously Callable @100	2,635	2,756
Series B, 5.00%, 9/1/31, Continuously Callable @100	2,095	2,191
City of Irvine Special Assessment, 5.00%, 9/2/29, Callable 9/2/23 @ 100	1,000	1,012
City of San Diego Tobacco Settlement Revenue Funding Corp. Revenue, Series C, 4.00%, 6/1/32, Continuously Callable @100	555	555
City of Tulare Sewer Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 11/15/32, Continuously Callable @100	1,605	1,704
5.00%, 11/15/33, Continuously Callable @100	1,570	1,666
5.00%, 11/15/34, Continuously Callable @100	3,655	3,879
5.00%, 11/15/35, Continuously Callable @100	2,340	2,483
El Camino Community College District, GO
Series C, 8/1/26 (d)	6,810	6,147
Series C, 8/1/27 (d)	7,665	6,699
Series C, 8/1/28 (d)	5,500	4,657
Foothill-Eastern Transportation Corridor Agency Revenue (INS - Assured Guaranty Municipal Corp.), 1/15/35(d)	5,500	3,445
Fresno Joint Powers Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 4/1/32, Continuously Callable @100	1,000	1,093
Series A, 5.00%, 4/1/35, Continuously Callable @100	1,000	1,089
Series A, 5.00%, 4/1/36, Continuously Callable @100	420	455
Golden State Tobacco Securitization Corp. Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 6/1/25(d)	46,605	43,443
Pittsburg Successor Agency Redevelopment Agency Tax Allocation (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 9/1/27, Continuously Callable @100	3,500	3,739
Series A, 5.00%, 9/1/28, Continuously Callable @100	2,640	2,820
San Diego Public Facilities Financing Authority Revenue
Series A, 5.00%, 10/15/33, Continuously Callable @100	1,635	1,729
Series A, 5.00%, 10/15/34, Continuously Callable @100	1,000	1,057
Series A, 5.00%, 10/15/35, Continuously Callable @100	1,250	1,321
Series B, 5.00%, 10/15/30, Continuously Callable @100	775	819
Series B, 5.00%, 10/15/31, Continuously Callable @100	1,000	1,057
Series B, 5.00%, 10/15/32, Continuously Callable @100	1,000	1,064
		138,839
Colorado (2.2%):
Colorado Health Facilities Authority Revenue
5.00%, 6/1/28, Pre-refunded 6/1/23 @ 100	2,750	2,771
5.00%, 12/1/28, Continuously Callable @100	1,000	1,017
5.00%, 12/1/29, Continuously Callable @100	1,500	1,525
5.00%, 6/1/31, Pre-refunded 6/1/25 @ 100	2,310	2,431

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 6/1/32, Pre-refunded 6/1/25 @ 100	$2,000	$2,105
5.00%, 6/1/33, Pre-refunded 6/1/25 @ 100	2,470	2,600
5.00%, 6/1/34, Pre-refunded 6/1/25 @ 100	6,385	6,721
5.00%, 6/1/34, Pre-refunded 6/1/27 @ 100	4,455	4,865
5.00%, 6/1/35, Pre-refunded 6/1/25 @ 100	3,385	3,563
5.00%, 6/1/35, Pre-refunded 6/1/27 @ 100	2,000	2,184
5.00%, 12/1/35, Continuously Callable @100	4,000	4,035
5.00%, 6/1/36, Pre-refunded 6/1/27 @ 100	4,000	4,368
5.00%, 11/1/41, Continuously Callable @100	2,500	2,533
Series A, 4.00%, 8/1/38, Continuously Callable @100	1,000	918
Series A, 4.00%, 8/1/39, Continuously Callable @100	1,250	1,127
Series A, 4.00%, 11/1/39, Continuously Callable @100	3,500	3,262
Series A, 4.00%, 12/1/40, Continuously Callable @103	2,000	1,766
Denver Health & Hospital Authority Revenue
Series A, 5.00%, 12/1/34, Continuously Callable @100 (a)	7,355	7,481
Series A, 4.00%, 12/1/37, Continuously Callable @100	1,250	1,102
Series A, 4.00%, 12/1/38, Continuously Callable @100	1,250	1,087
Series A, 4.00%, 12/1/39, Continuously Callable @100	1,000	861
Park Creek Metropolitan District Revenue
5.00%, 12/1/32, Continuously Callable @100	1,250	1,300
5.00%, 12/1/34, Continuously Callable @100	1,000	1,036
Regional Transportation District Certificate of Participation
Series A, 5.00%, 6/1/29, Pre-refunded 6/1/23 @ 100	7,585	7,642
Series A, 5.00%, 6/1/30, Pre-refunded 6/1/23 @ 100	14,175	14,281
		82,581
Connecticut (4.6%):
City of Bridgeport, GO
Series B, 5.00%, 8/15/27	4,485	4,870
Series B, 5.00%, 8/15/27	180	199
Series B, 5.00%, 8/15/27	335	368
City of New Haven, GO
Series A, 5.00%, 8/1/28	1,000	1,099
Series A, 5.50%, 8/1/30, Continuously Callable @100	1,000	1,122
Series A, 5.50%, 8/1/32, Continuously Callable @100	1,200	1,343
Series A, 5.50%, 8/1/36, Continuously Callable @100	1,810	1,984
City of New Haven, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 8/15/30, Continuously Callable @100	1,000	1,062
Series A, 5.00%, 8/15/32, Continuously Callable @100	1,000	1,061
Series A, 5.00%, 8/15/33, Continuously Callable @100	1,000	1,059
Series A, 5.00%, 8/15/34, Continuously Callable @100	1,350	1,426
City of West Haven, GO
4.00%, 9/15/36, Continuously Callable @100	1,500	1,480
Series B, 5.00%, 11/1/32, Continuously Callable @100	400	419
Series B, 5.00%, 11/1/37, Continuously Callable @100	350	362
Connecticut State Health & Educational Facilities Authority Revenue
5.00%, 7/1/32, Continuously Callable @100	1,950	2,018
5.00%, 7/1/34, Continuously Callable @100	725	743
5.00%, 7/1/35, Continuously Callable @100	1,170	1,192
5.00%, 7/1/36, Continuously Callable @100	1,125	1,139
5.00%, 7/1/37, Continuously Callable @100	1,275	1,285
Series A, 5.00%, 7/1/33, Continuously Callable @100	2,000	2,094
Series A, 4.00%, 7/1/38, Continuously Callable @100	2,000	1,888
Series A, 4.00%, 7/1/38, Continuously Callable @100	7,000	6,316
Series A, 4.00%, 7/1/39, Continuously Callable @100	2,000	1,872
Series E, 5.00%, 7/1/34, Continuously Callable @100	10,000	10,207
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/30, Continuously Callable @100(a)	10,000	10,275
Metropolitan District, GO
5.00%, 7/15/33, Continuously Callable @100	750	832
5.00%, 7/15/34, Continuously Callable @100	1,000	1,102
5.00%, 7/15/35, Continuously Callable @100	750	821

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/15/36, Continuously Callable @100	$1,000	$1,084
4.00%, 7/15/37, Continuously Callable @100	1,000	1,008
State of Connecticut Special Tax Revenue
5.00%, 1/1/34, Continuously Callable @100	20,000	21,964
5.00%, 1/1/35, Continuously Callable @100	20,000	21,828
Series B, 5.00%, 10/1/37, Continuously Callable @100	6,000	6,446
Series B, 5.00%, 10/1/38, Continuously Callable @100	4,000	4,273
State of Connecticut, GO
Series A, 5.00%, 4/15/33, Continuously Callable @100	5,000	5,504
Series A, 5.00%, 4/15/34, Continuously Callable @100	5,575	6,109
Series A, 5.00%, 4/15/35, Continuously Callable @100	5,000	5,445
Series A, 4.00%, 4/15/37, Continuously Callable @100	1,825	1,833
Series C, 5.00%, 6/15/33, Continuously Callable @100	1,100	1,213
Series C, 5.00%, 6/15/34, Continuously Callable @100	2,625	2,879
Series C, 5.00%, 6/15/35, Continuously Callable @100	2,500	2,724
Series E, 5.00%, 9/15/35, Continuously Callable @100	2,000	2,178
Series E, 5.00%, 9/15/37, Continuously Callable @100	2,000	2,147
Town of Hamden, GO (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 8/15/30, Continuously Callable @100	1,200	1,291
University of Connecticut Revenue
Series A, 5.00%, 4/15/34, Continuously Callable @100	6,805	7,459
Series A, 5.00%, 4/15/35, Continuously Callable @100	6,500	7,081
Series A, 5.00%, 4/15/36, Continuously Callable @100	11,175	12,082
		174,186
District of Columbia (0.2%):
District of Columbia Revenue
5.00%, 7/1/23	105	106
6.00%, 7/1/33, Pre-refunded 7/1/23 @ 100	1,280	1,298
4.00%, 7/1/39, Continuously Callable @100	1,000	922
5.00%, 7/1/39, Continuously Callable @100	800	805
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
4.00%, 10/1/35, Continuously Callable @100	1,000	971
4.00%, 10/1/36, Continuously Callable @100	1,250	1,196
4.00%, 10/1/38, Continuously Callable @100	1,000	931
Washington Convention & Sports Authority Revenue
Series A, 4.00%, 10/1/38, Continuously Callable @100	1,250	1,222
Series A, 4.00%, 10/1/39, Continuously Callable @100	500	487
Series A, 4.00%, 10/1/40, Continuously Callable @100	750	719
		8,657
Florida (6.0%):
Alachua County Health Facilities Authority Revenue, 4.00%, 10/1/40, Continuously Callable @103	700	576
City of Cape Coral Water & Sewer Revenue
4.00%, 10/1/35, Continuously Callable @100	1,485	1,500
4.00%, 10/1/36, Continuously Callable @100	1,400	1,406
4.00%, 10/1/37, Continuously Callable @100	3,000	2,981
City of Pompano Beach Revenue
3.50%, 9/1/35, Continuously Callable @103	3,345	2,744
4.00%, 9/1/40, Continuously Callable @103	2,500	2,061
Series A, 4.00%, 9/1/36, Continuously Callable @103	1,050	904
Series A, 4.00%, 9/1/41, Continuously Callable @103	1,215	993
Series B-1, 2.00%, 1/1/29	3,300	2,833
City of Port St. Lucie Special Assessment
4.00%, 7/1/31, Continuously Callable @100	3,195	3,255
4.00%, 7/1/32, Continuously Callable @100	2,000	2,035
4.00%, 7/1/33, Continuously Callable @100	2,785	2,823
City of Port St. Lucie Utility System Revenue, 4.00%, 9/1/31, Continuously Callable @100	1,000	1,028
City of Tampa Revenue
Series A, 9/1/36, Continuously Callable @80 (d)	700	384
Series A, 9/1/37, Continuously Callable @77 (d)	700	362

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 9/1/38, Continuously Callable @74 (d)	$850	$404
Series A, 9/1/39, Continuously Callable @71 (d)	700	323
Series A, 9/1/40, Continuously Callable @67 (d)	850	373
Series B, 4.00%, 7/1/38, Continuously Callable @100	350	327
Series B, 4.00%, 7/1/39, Continuously Callable @100	700	649
Cityplace Community Development District Special Assessment (INS - Assured Guaranty Municipal Corp.)
5/1/33 (d)(e)	3,470	3,264
5/1/38, Continuously Callable @100 (d)(f)	7,900	7,200
County of Broward FL Tourist Development Tax Revenue
4.00%, 9/1/39, Continuously Callable @100	8,535	8,421
4.00%, 9/1/40, Continuously Callable @100	14,740	14,426
County of Lee Airport Revenue, 5.00%, 10/1/33, Continuously Callable @100	4,000	4,198
County of Lee Revenue
5.00%, 10/1/23	2,500	2,538
5.00%, 10/1/24	2,700	2,802
County of Lee Tourist Development Tax Revenue
Series B, 4.00%, 10/1/36, Continuously Callable @100	4,685	4,676
Series B, 4.00%, 10/1/37, Continuously Callable @100	4,970	4,893
Series B, 4.00%, 10/1/38, Continuously Callable @100	5,230	5,105
County of Miami-Dade Florida Water & Sewer System Revenue, 4.00%, 10/1/41, Continuously Callable @100	1,500	1,453
Escambia County Health Facilities Authority Revenue
5.00%, 8/15/33, Continuously Callable @100	1,400	1,470
5.00%, 8/15/34, Continuously Callable @100	1,240	1,293
5.00%, 8/15/40, Continuously Callable @100	2,900	2,942
Florida Development Finance Corp. Revenue
4.00%, 11/15/39, Continuously Callable @100	5,260	4,971
Series A, 5.00%, 6/15/35, Continuously Callable @100	1,000	1,025
Series A, 5.00%, 6/15/40, Continuously Callable @100	1,650	1,663
Series A, 5.00%, 6/15/42, Continuously Callable @100	2,250	2,258
Florida Higher Educational Facilities Financial Authority Revenue
5.00%, 10/1/35, Continuously Callable @100	1,250	1,291
5.00%, 10/1/36, Continuously Callable @100	1,000	1,026
4.00%, 10/1/37, Continuously Callable @100	1,000	896
4.00%, 10/1/38, Continuously Callable @100	750	669
5.00%, 3/1/39, Continuously Callable @100	7,055	6,661
4.00%, 10/1/39, Continuously Callable @100	800	710
Halifax Hospital Medical Center Revenue
5.00%, 6/1/35, Pre-refunded 6/1/25 @ 100	2,325	2,447
5.00%, 6/1/36, Continuously Callable @100	2,750	2,839
Lake County School Board Certificate of Participation (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 6/1/29, Pre-refunded 6/1/24 @ 100	1,250	1,286
Series A, 5.00%, 6/1/30, Pre-refunded 6/1/24 @ 100	2,225	2,288
Lee County IDA Revenue, 5.00%, 11/15/39, Continuously Callable @103	1,500	1,493
Lee County School Board Certificate of Participation, Series A, 5.00%, 8/1/28, Continuously Callable @100	3,750	3,865
Lee Memorial Health System Revenue, Series A-1, 4.00%, 4/1/37, Continuously Callable @100	5,000	4,813
Miami-Dade County Expressway Authority Revenue
Series A, 5.00%, 7/1/28, Continuously Callable @100	10,000	10,009
Series A, 5.00%, 7/1/29, Continuously Callable @100	7,000	7,006
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,000	1,020
Series A, 5.00%, 7/1/30, Continuously Callable @100	1,610	1,643
Series A, 5.00%, 7/1/31, Continuously Callable @100	1,255	1,280
Series A, 5.00%, 7/1/32, Continuously Callable @100	2,000	2,040
Series A, 5.00%, 7/1/33, Continuously Callable @100	2,000	2,040
Series A, 5.00%, 7/1/34, Continuously Callable @100	2,000	2,040

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/30, Continuously Callable @100	$2,000	$2,040
Series B, 5.00%, 7/1/31, Continuously Callable @100	2,000	2,040
Miami-Dade County Health Facilities Authority Revenue
5.00%, 8/1/27, Pre-refunded 8/1/23 @ 100	4,750	4,802
5.00%, 8/1/28, Pre-refunded 8/1/23 @ 100	4,950	5,004
5.00%, 8/1/29, Pre-refunded 8/1/23 @ 100	5,250	5,307
5.00%, 8/1/30, Pre-refunded 8/1/23 @ 100	3,500	3,538
5.00%, 8/1/31, Pre-refunded 8/1/23 @ 100	5,780	5,843
Orange County Health Facilities Authority Revenue, Series A, 5.00%, 10/1/35, Continuously Callable @100	4,000	4,137
Osceola County School Board Certificate of Participation, Series A, 5.00%, 6/1/28, Pre-refunded 6/1/23 @ 100	3,055	3,078
Palm Beach County Educational Facilities Authority Revenue, 4.00%, 10/1/41, Continuously Callable @100	3,695	3,252
Palm Beach County Health Facilities Authority Revenue
5.00%, 11/15/23, Continuously Callable @100	7,595	7,596
5.00%, 11/1/39, Continuously Callable @100	1,150	1,162
5.00%, 11/1/42, Continuously Callable @100	850	856
Series B, 4.00%, 11/15/41, Continuously Callable @103	250	213
Pinellas County IDA Revenue, 5.00%, 7/1/29	900	913
School District of Broward County Certificate of Participation
Series A, 5.00%, 7/1/29, Continuously Callable @100	2,000	2,100
Series A, 5.00%, 7/1/30, Continuously Callable @100	2,000	2,100
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, Series A-1, 5.00%, 3/1/30, Continuously Callable @100(a)	3,195	3,264
St. Lucie County School Board Certificate of Participation
Series A, 5.00%, 7/1/25, Continuously Callable @100	2,045	2,063
Series A, 5.00%, 7/1/26, Continuously Callable @100	1,500	1,514
Volusia County Educational Facility Authority Revenue
Series B, 5.00%, 10/15/28, Continuously Callable @100	1,000	1,043
Series B, 5.00%, 10/15/29, Continuously Callable @100	1,000	1,042
Series B, 5.00%, 10/15/30, Continuously Callable @100	1,500	1,564
Series B, 5.00%, 10/15/32, Continuously Callable @100	1,560	1,626
		226,018
Georgia (1.7%):
Cobb County Development Authority Revenue, Series A, 2.25%, 4/1/33, (Put Date 10/1/29)(c)	4,975	4,496
George L Smith II Congress Center Authority Revenue, 4.00%, 1/1/36, Continuously Callable @100	1,000	909
Glynn-Brunswick Memorial Hospital Authority Revenue
4.00%, 8/1/36, Continuously Callable @100	1,840	1,713
4.00%, 8/1/37, Continuously Callable @100	1,500	1,388
Main Street Natural Gas, Inc. Revenue
Series A, 5.00%, 5/15/36	2,000	2,054
Series A, 5.00%, 5/15/37	1,500	1,529
Series A, 5.00%, 5/15/38	2,500	2,534
Series B, 5.00%, 12/1/52	12,000	12,390
Series C, 4.00%, 8/1/48, (Put Date 12/1/23) (c)	15,000	14,938
Series C, 4.00%, 5/1/52	12,750	12,460
Savannah Hospital Authority Revenue, 4.00%, 7/1/39, Continuously Callable @100	2,500	2,428
The Burke County Development Authority Revenue
2.20%, 10/1/32, Continuously Callable @100	1,850	1,572
Series A, 1.50%, 1/1/40, (Put Date 2/3/25) (c)	6,500	6,166
		64,577
Guam (0.6%):
Guam Government Waterworks Authority Revenue
5.00%, 7/1/28, Continuously Callable @100	1,000	1,003
5.25%, 7/1/33, Pre-refunded 7/1/23 @ 100	3,000	3,032
5.00%, 7/1/36, Continuously Callable @100	1,250	1,270

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/36, Continuously Callable @100	$1,000	$1,020
Series A, 5.00%, 7/1/23	750	752
Series A, 5.00%, 7/1/24	600	607
Series A, 5.00%, 7/1/25, Continuously Callable @100	750	759
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,000	1,012
Guam Power Authority Revenue
Series A, 5.00%, 10/1/29, Continuously Callable @100	1,000	1,022
Series A, 5.00%, 10/1/30, Continuously Callable @100	1,000	1,022
Series A, 5.00%, 10/1/31, Continuously Callable @100	695	710
Series A, 5.00%, 10/1/34, Continuously Callable @100	3,500	3,766
Series A, 5.00%, 10/1/35, Continuously Callable @100	2,000	2,127
Guam Power Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 10/1/32, Continuously Callable @100	1,000	1,030
Territory of Guam Revenue
Series A, 5.00%, 12/1/30, Continuously Callable @100	1,500	1,552
Series A, 5.00%, 12/1/31, Continuously Callable @100	2,000	2,064
		22,748
Idaho (0.4%):
Idaho Health Facilities Authority Revenue
5.00%, 3/1/35, Continuously Callable @100	5,805	6,041
5.00%, 3/1/36, Continuously Callable @100	7,520	7,772
Idaho Housing & Finance Association Revenue, Series A, 4.00%, 7/15/38, Continuously Callable @100	3,000	2,951
		16,764
Illinois (16.5%):
Champaign County Community Unit School District No. 4 Champaign, GO
4.00%, 6/1/34, Continuously Callable @100	1,000	1,022
4.00%, 6/1/35, Continuously Callable @100	1,290	1,307
4.00%, 6/1/36, Continuously Callable @100	1,575	1,582
Chicago Board of Education, GO
5.00%, 12/1/39, Continuously Callable @100	4,700	4,671
Series A, 12/1/25 (d)	1,600	1,427
Series A, 12/1/26 (d)	3,700	3,165
Series A, 5.00%, 12/1/43, Continuously Callable @100	7,965	7,716
Series B, 4.00%, 12/1/40, Continuously Callable @100	21,900	19,056
Series B, 4.00%, 12/1/41, Continuously Callable @100	8,710	7,472
Chicago Midway International Airport Revenue
Series B, 5.00%, 1/1/27, Continuously Callable @100	6,525	6,533
Series B, 5.00%, 1/1/29, Continuously Callable @100	11,750	11,957
Series B, 5.00%, 1/1/30, Continuously Callable @100	5,175	5,267
Series B, 5.00%, 1/1/31, Continuously Callable @100	8,910	9,070
Series B, 5.00%, 1/1/32, Continuously Callable @100	6,000	6,108
Series B, 5.25%, 1/1/33, Continuously Callable @100	1,635	1,637
Series B, 4.00%, 1/1/34, Continuously Callable @100	3,500	3,509
Series B, 4.00%, 1/1/35, Continuously Callable @100	3,000	2,968
Chicago O’Hare International Airport Revenue
5.00%, 1/1/33, Continuously Callable @100	11,560	11,995
5.00%, 1/1/34, Continuously Callable @100	5,675	5,919
Series A, 4.00%, 1/1/36, Continuously Callable @100	2,000	2,009
Series A, 4.00%, 1/1/38, Continuously Callable @100	1,000	973
Chicago O’Hare International Airport Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 1/1/28, Continuously Callable @100	3,620	3,625
5.00%, 1/1/29, Continuously Callable @100	1,500	1,502
5.13%, 1/1/30, Continuously Callable @100	2,150	2,153
Chicago Park District, GO
Series F-2, 4.00%, 1/1/34, Continuously Callable @100	1,200	1,191
Series F-2, 4.00%, 1/1/36, Continuously Callable @100	1,300	1,241
Series F-2, 5.00%, 1/1/37, Continuously Callable @100	2,000	2,110
Series F-2, 4.00%, 1/1/38, Continuously Callable @100	1,750	1,645

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series F-2, 5.00%, 1/1/39, Continuously Callable @100	$1,500	$1,571
Series F-2, 5.00%, 1/1/40, Continuously Callable @100	1,125	1,176
City of Chicago Special Assessment
3.04%, 12/1/28 (a)	270	250
3.20%, 12/1/29 (a)	325	299
3.29%, 12/1/30 (a)	350	321
3.38%, 12/1/31 (a)	375	342
3.45%, 12/1/32 (a)	300	272
City of Chicago Wastewater Transmission Revenue
5.00%, 1/1/31, Continuously Callable @100	1,000	1,010
5.00%, 1/1/32, Continuously Callable @100	1,000	1,011
Series B, 5.00%, 1/1/35, Continuously Callable @100	8,000	8,472
Series C, 5.00%, 1/1/33, Continuously Callable @100	3,500	3,621
Series C, 5.00%, 1/1/34, Continuously Callable @100	1,000	1,034
Series C, 5.00%, 1/1/35, Continuously Callable @100	1,250	1,292
City of Chicago Waterworks Revenue
5.00%, 11/1/28, Continuously Callable @100	1,500	1,569
5.00%, 11/1/29, Continuously Callable @100	725	758
5.00%, 11/1/30, Continuously Callable @100	2,000	2,091
5.00%, 11/1/31, Continuously Callable @100	2,000	2,045
5.00%, 11/1/33, Continuously Callable @100	2,000	2,044
5.00%, 11/1/36, Continuously Callable @100	2,665	2,748
Series A-1, 5.00%, 11/1/29, Continuously Callable @100	1,000	1,046
Series A-1, 5.00%, 11/1/31, Continuously Callable @100	1,000	1,045
City of Chicago Waterworks Revenue (INS - Assured Guaranty Municipal Corp.)
5.25%, 11/1/34, Continuously Callable @100	2,105	2,253
5.25%, 11/1/35, Continuously Callable @100	1,635	1,738
Series 2017-2, 5.00%, 11/1/36, Continuously Callable @100	3,145	3,280
Series 2017-2, 5.00%, 11/1/37, Continuously Callable @100	2,500	2,597
City of Chicago, GO, Series A, 5.50%, 1/1/41, Continuously Callable @100(g)	1,500	1,561
City of Galesburg IL Revenue
Series A, 4.00%, 10/1/36, Continuously Callable @100	1,125	1,085
Series A, 4.00%, 10/1/41, Continuously Callable @100	1,475	1,350
City of Springfield Electric Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 3/1/34, Continuously Callable @100	3,000	3,127
City of Springfield, GO, 5.00%, 12/1/30, Continuously Callable @100	8,500	9,021
County of Cook Sales Tax Revenue
4.00%, 11/15/34, Continuously Callable @100	3,750	3,792
5.00%, 11/15/35, Continuously Callable @100	7,000	7,354
5.00%, 11/15/36, Continuously Callable @100	5,000	5,232
County of Cook, GO
5.00%, 11/15/34, Continuously Callable @100	2,000	2,107
5.00%, 11/15/35, Continuously Callable @100	2,000	2,098
Series A, 5.00%, 11/15/31, Continuously Callable @100	2,500	2,670
Illinois Educational Facilities Authority Revenue
4.45%, 11/1/36, Continuously Callable @102	4,500	4,592
3.90%, 11/1/36, Continuously Callable @102	2,220	2,216
4.00%, 11/1/36, Continuously Callable @102	9,750	9,668
Illinois Finance Authority Revenue
5.00%, 2/15/27 (h)(i)	7,650	3,119
5.40%, 4/1/27, Continuously Callable @100	1,435	1,433
4.00%, 5/15/27	3,065	3,023
5.50%, 7/1/28, Continuously Callable @100	8,250	8,318
3.90%, 3/1/30, Continuously Callable @100	20,000	20,271
5.00%, 5/15/30, Continuously Callable @100	1,000	963
5.00%, 5/15/31, Continuously Callable @100	1,875	1,765
5.00%, 8/15/32, Pre-refunded 8/15/26 @ 100	1,500	1,602
5.00%, 8/15/33, Pre-refunded 8/15/26 @ 100	1,155	1,233
5.00%, 8/15/34, Pre-refunded 8/15/26 @ 100	1,000	1,068

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 12/1/34, Continuously Callable @100	$3,500	$3,586
5.00%, 5/15/35, Continuously Callable @100	1,100	1,009
5.00%, 8/15/35, Continuously Callable @100	4,000	4,072
5.00%, 10/1/35, Continuously Callable @100	600	642
4.00%, 12/1/35, Continuously Callable @100	5,000	4,753
5.00%, 5/15/36, Continuously Callable @100	1,400	1,271
4.00%, 12/1/36, Continuously Callable @100	3,000	2,802
5.00%, 2/15/37, Continuously Callable @100	1,000	972
5.00%, 10/1/37, Continuously Callable @100	700	738
5.00%, 10/1/39, Continuously Callable @100	700	733
2.45%, 10/1/39, (Put Date 10/1/29) (c)	14,000	12,876
4.00%, 10/1/40, Continuously Callable @100	1,000	906
Series A, 4.00%, 10/1/31, Continuously Callable @100	1,000	1,018
Series A, 4.00%, 10/1/32, Continuously Callable @100	1,000	1,016
Series A, 5.00%, 9/1/34, Pre-refunded 9/1/24 @ 100	3,385	3,500
Series A, 4.00%, 10/1/34, Continuously Callable @100	1,000	1,010
Series A, 5.00%, 11/15/34, Continuously Callable @100	3,700	3,803
Series A, 5.00%, 11/15/35, Continuously Callable @100	3,000	3,069
Series A, 4.00%, 8/1/39, Continuously Callable @100	1,850	1,596
Series A, 4.00%, 8/1/40, Continuously Callable @100	3,780	3,228
Series A, 4.00%, 8/1/41, Continuously Callable @100	1,935	1,643
Series A, 4.00%, 8/1/43, Continuously Callable @100	2,105	1,812
Series C, 4.00%, 2/15/36, Continuously Callable @100	18,000	18,060
Illinois Municipal Electric Agency Revenue, Series A, 4.00%, 2/1/33, Continuously Callable @100	14,650	14,930
Illinois Sports Facilities Authority Revenue, 5.00%, 6/15/30, Continuously Callable @100	1,025	1,052
Illinois Sports Facilities Authority Revenue (INS - Assured Guaranty Corp.)
5.25%, 6/15/30, Continuously Callable @100	3,000	3,069
5.25%, 6/15/31, Continuously Callable @100	5,000	5,115
5.25%, 6/15/32, Continuously Callable @100	5,000	5,116
Illinois State Toll Highway Authority Revenue
Series A, 5.00%, 12/1/32, Continuously Callable @100	5,000	5,323
Series A, 5.00%, 1/1/34, Continuously Callable @100	5,870	6,189
Series A, 5.00%, 1/1/35, Continuously Callable @100	5,600	5,903
Series A, 5.00%, 1/1/36, Continuously Callable @100	7,000	7,372
Kane Cook & DuPage Counties School District No. U-46 Elgin, GO
Series D, 5.00%, 1/1/32, Continuously Callable @100	2,800	2,851
Series D, 5.00%, 1/1/33, Continuously Callable @100	4,000	4,074
Kendall Kane & Will Counties Community Unit School District No. 308, GO
5.00%, 2/1/35, Continuously Callable @100	5,000	5,301
5.00%, 2/1/36, Continuously Callable @100	6,000	6,355
Madison County Community Unit School District No. 7 Edwardsville, GO (INS - Build America Mutual Assurance Co.)
5.00%, 12/1/28, Continuously Callable @100	1,210	1,268
5.00%, 12/1/29, Continuously Callable @100	1,250	1,309
Madison-Macoupin Etc Counties Community College District No. 536, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 11/1/31, Continuously Callable @100	1,000	1,077
Series A, 5.00%, 11/1/32, Continuously Callable @100	2,000	2,149
Series A, 5.00%, 11/1/33, Continuously Callable @100	750	804
Metropolitan Pier & Exposition Authority Revenue
5.00%, 6/15/42, Continuously Callable @100	2,000	2,012
4.00%, 12/15/42, Continuously Callable @100	8,000	7,048
Metropolitan Pier & Exposition Authority Revenue (INS - Assured Guaranty Municipal Corp.), 6/15/26(d)	5,000	4,396
Northern Illinois Municipal Power Agency Revenue
Series A, 4.00%, 12/1/31, Continuously Callable @100	1,800	1,843
Series A, 4.00%, 12/1/32, Continuously Callable @100	2,100	2,145

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 12/1/33, Continuously Callable @100	$4,000	$4,067
Series A, 4.00%, 12/1/35, Continuously Callable @100	5,000	5,028
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.)
4.00%, 10/1/43, Continuously Callable @100	1,300	1,199
Series B, 4.00%, 4/1/35, Continuously Callable @100	1,200	1,175
Series B, 4.00%, 4/1/39, Continuously Callable @100	1,375	1,313
Regional Transportation Authority Revenue
Series A, 4.00%, 7/1/34, Continuously Callable @100	23,160	23,862
Series A, 4.00%, 7/1/35, Continuously Callable @100	11,650	11,923
Sales Tax Securitization Corp. Revenue
Series A, 4.00%, 1/1/38, Continuously Callable @100	5,060	4,777
Series A, 4.00%, 1/1/39, Continuously Callable @100	1,750	1,635
Sangamon County School District No. 186 Springfield, GO
Series B, 5.00%, 2/1/24	1,040	1,059
Series B, 5.00%, 2/1/25, Pre-refunded 2/1/24 @ 100	1,435	1,465
Sangamon County School District No. 186 Springfield, GO (INS - Build America Mutual Assurance Co.)
Series B, 5.00%, 2/1/24	2,660	2,707
Series B, 5.00%, 2/1/25, Continuously Callable @100	5,765	5,868
Series B, 5.00%, 2/1/26, Continuously Callable @100	4,215	4,292
State of Illinois, GO
5.25%, 2/1/31, Continuously Callable @100	9,000	9,070
Series A, 5.00%, 11/1/25	11,000	11,295
Series B, 5.00%, 10/1/28	3,000	3,106
Series B, 5.00%, 11/1/32, Continuously Callable @100	10,000	10,316
Series D, 5.00%, 11/1/27	6,705	6,978
Series D, 5.00%, 11/1/28, Continuously Callable @100	5,795	5,979
State of Illinois, GO (INS - Assured Guaranty Municipal Corp.)
4.00%, 2/1/30, Continuously Callable @100	7,000	7,022
Series A, 5.00%, 4/1/29, Continuously Callable @100	10,000	10,027
University of Illinois Revenue, Series A, 4.00%, 4/1/33, Continuously Callable @100	12,475	12,600
Village of Bolingbrook, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 1/1/29, Continuously Callable @100	1,750	1,880
Series A, 5.00%, 1/1/30, Continuously Callable @100	1,500	1,605
Series A, 5.00%, 1/1/31, Continuously Callable @100	2,400	2,557
Series A, 5.00%, 1/1/32, Continuously Callable @100	2,350	2,494
Series A, 5.00%, 1/1/33, Continuously Callable @100	1,450	1,533
Series A, 5.00%, 1/1/38, Continuously Callable @100	1,500	1,545
Village of Gilberts Special Tax (INS - Build America Mutual Assurance Co.), 5.00%, 3/1/30, Continuously Callable @100	5,221	5,445
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 12/1/25	2,010	2,145
Series A, 5.00%, 12/1/26	2,110	2,294
Volo Village Special Service Area No. 3 & 6 Special Tax (INS - Assured Guaranty Municipal Corp.)
5.00%, 3/1/34, Continuously Callable @100	2,992	3,158
4.00%, 3/1/36, Continuously Callable @100	1,250	1,250
Will County Community High School District No. 210 Lincoln-Way, GO, 4.00%, 1/1/34, Continuously Callable @100	650	656
Williamson Jackson Etc Counties Community Unit School District No. 4, GO (INS - Assured Guaranty Municipal Corp.)
5.00%, 12/1/28, Continuously Callable @100	1,835	1,954
5.00%, 12/1/29, Continuously Callable @100	1,925	2,049
5.00%, 12/1/30, Continuously Callable @100	2,025	2,156
5.00%, 12/1/34, Continuously Callable @100	6,000	6,359
		628,042
Indiana (2.3%):
City of Rockport Revenue, Series A, 3.05%, 6/1/25	5,750	5,714

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Hammond Multi-School Building Corp. Revenue
5.00%, 7/15/33, Continuously Callable @100	$1,165	$1,254
5.00%, 7/15/34, Continuously Callable @100	1,000	1,070
5.00%, 7/15/35, Continuously Callable @100	1,250	1,323
5.00%, 7/15/38, Continuously Callable @100	3,000	3,119
Indiana Bond Bank Revenue
1/15/30, Continuously Callable @97 (d)	740	570
7/15/30, Continuously Callable @96 (d)	750	566
7/15/31, Continuously Callable @93 (d)	1,490	1,078
7/15/32, Continuously Callable @91 (d)	1,400	967
Indiana Finance Authority Revenue
3.13%, 12/1/24	6,000	5,977
1.40%, 8/1/29, Continuously Callable @100	7,000	6,110
5.00%, 9/1/30, Continuously Callable @100	1,250	1,335
5.00%, 9/1/31, Continuously Callable @100	1,500	1,602
5.00%, 11/15/33, Continuously Callable @103	2,000	1,988
4.00%, 4/1/35, Continuously Callable @100	1,210	1,113
4.00%, 4/1/36, Continuously Callable @100	1,255	1,133
4.00%, 7/1/36, Continuously Callable @100	3,660	3,443
4.00%, 4/1/37, Continuously Callable @100	1,310	1,161
4.00%, 4/1/38, Continuously Callable @100	2,045	1,784
4.00%, 7/1/38, Continuously Callable @100	4,030	3,727
5.00%, 11/15/38, Continuously Callable @103	3,000	2,856
4.00%, 4/1/39, Continuously Callable @100	1,625	1,404
4.00%, 7/1/39, Continuously Callable @100	3,605	3,323
4.00%, 4/1/40, Continuously Callable @100	2,215	1,900
4.00%, 4/1/41, Continuously Callable @100	2,305	1,959
4.00%, 4/1/42, Continuously Callable @100	2,400	2,023
4.00%, 11/15/43, Continuously Callable @100	1,505	1,139
Series A, 5.00%, 7/1/40, Continuously Callable @100	6,240	6,499
Series A, 4.00%, 11/15/41, Continuously Callable @103	8,400	6,776
Series A, 5.00%, 7/1/42, Continuously Callable @100	7,240	7,508
Richmond Hospital Authority Revenue, 5.00%, 1/1/35, Continuously Callable @100	6,500	6,667
		87,088
Iowa (0.6%):
Iowa Finance Authority Revenue
Series E, 4.00%, 8/15/35, Continuously Callable @100	5,425	5,406
Series E, 4.00%, 8/15/36, Continuously Callable @100	15,105	14,824
Iowa Higher Education Loan Authority Revenue, 4.75%, 10/1/42, Continuously Callable @100	1,500	1,471
Iowa Tobacco Settlement Authority Revenue
Series A-2, 4.00%, 6/1/38, Continuously Callable @100	270	249
Series A-2, 4.00%, 6/1/39, Continuously Callable @100	300	275
Series A-2, 4.00%, 6/1/40, Continuously Callable @100	200	181
		22,406
Kansas (0.9%):
City of Manhattan Revenue, Series A, 4.00%, 6/1/36, Continuously Callable @103	1,640	1,389
City of Wichita Revenue
4.20%, 9/1/27, Continuously Callable @100	125	124
4.63%, 9/1/33, Continuously Callable @100	10,000	9,779
Wyandotte County-Kansas City Unified Government Tax Allocation
5.25%, 9/1/35, Continuously Callable @103 (a)	15,000	13,998
5.75%, 3/1/41, Continuously Callable @103 (a)	10,000	9,545
		34,835
Kentucky (3.5%):
City of Ashland Revenue
4.00%, 2/1/35, Continuously Callable @100	470	452
4.00%, 2/1/36, Continuously Callable @100	2,410	2,277
4.00%, 2/1/37, Continuously Callable @100	1,115	1,036

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
County of Trimble Revenue, 3.75%, 6/1/33, Continuously Callable @100	$15,000	$15,172
Kentucky Economic Development Finance Authority Revenue
5.00%, 5/15/26	5,530	5,429
5.00%, 5/15/31, Continuously Callable @100	5,205	4,801
Series B, 10/1/24 (d)	6,130	5,799
Series B-3, 5.06% (MUNIPSA+140bps), 2/1/46 (b)	20,000	20,203
Kentucky Municipal Power Agency Revenue, Series A, 3.45%, 9/1/42, (Put Date 3/1/26)(c)	7,000	6,904
Kentucky Public Energy Authority Revenue
Series A-1, 4.00%, 8/1/52, Callable 5/1/30 @ 100.38	13,000	12,734
Series A-2, 4.09% (SOFR+120bps), 8/1/52, Callable 5/1/30 @ 100 (b)	7,500	6,959
Series B, 4.00%, 1/1/49, (Put Date 1/1/25) (c)	14,285	14,219
Series C-3, 4.71% (MUNIPSA+105bps), 12/1/49, (Put Date 6/1/25) (b)(c)	20,000	19,843
Kentucky State Property & Building Commission Revenue
5.00%, 5/1/35, Continuously Callable @100	1,000	1,082
5.00%, 5/1/36, Continuously Callable @100	1,000	1,073
5.00%, 5/1/37, Continuously Callable @100	3,000	3,198
Series A, 5.00%, 2/1/32, Continuously Callable @100	2,000	2,114
Series A, 5.00%, 2/1/33, Continuously Callable @100	2,250	2,382
Series A, 4.00%, 11/1/35, Continuously Callable @100	565	572
Series A, 4.00%, 11/1/36, Continuously Callable @100	750	753
Series A, 4.00%, 11/1/37, Continuously Callable @100	750	747
Series A, 4.00%, 11/1/38, Continuously Callable @100	500	494
Louisville/Jefferson County Metropolitan Government Revenue, 1.75%, 2/1/35, (Put Date 7/1/26)(c)	5,000	4,796
		133,039
Louisiana (3.1%):
City of New Orleans Sewerage Service Revenue
5.00%, 6/1/31, Pre-refunded 6/1/25 @ 100	700	737
5.00%, 6/1/32, Pre-refunded 6/1/25 @ 100	1,150	1,210
5.00%, 6/1/34, Pre-refunded 6/1/25 @ 100	1,500	1,578
City of New Orleans Water System Revenue
5.00%, 12/1/33, Pre-refunded 12/1/25 @ 100	1,500	1,596
5.00%, 12/1/35, Pre-refunded 12/1/25 @ 100	1,500	1,595
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 12/1/33, Continuously Callable @100	1,515	1,589
5.00%, 12/1/34, Continuously Callable @100	1,500	1,572
5.00%, 12/1/35, Continuously Callable @100	1,510	1,579
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.)
Series B, 5.00%, 12/1/31, Continuously Callable @100	5,330	5,512
Series B, 5.00%, 12/1/32, Continuously Callable @100	5,125	5,301
Series C, 5.00%, 12/1/30, Continuously Callable @100	1,000	1,075
Series C, 5.00%, 12/1/31, Continuously Callable @100	2,000	2,148
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 3.50%, 11/1/32, Continuously Callable @100	18,750	17,479
Louisiana Public Facilities Authority Revenue
4.00%, 12/15/32, Continuously Callable @100	2,430	2,505
4.00%, 12/15/32, Pre-refunded 12/15/26 @ 100	305	320
5.00%, 7/1/33, Pre-refunded 7/1/25 @ 100	55	58
5.00%, 7/1/33, Continuously Callable @100	8,940	9,290
5.00%, 5/15/34, Continuously Callable @100	2,975	3,156
5.00%, 5/15/34, Pre-refunded 5/15/26 @ 100	25	27
5.00%, 5/15/34, Continuously Callable @100	2,225	2,337
5.00%, 7/1/34, Pre-refunded 7/1/25 @ 100	85	90
5.00%, 7/1/34, Continuously Callable @100	13,465	13,953

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 5/15/35, Continuously Callable @100	$2,000	$2,106
4.00%, 5/15/35, Pre-refunded 5/15/26 @ 100	35	36
4.00%, 5/15/35, Continuously Callable @100	3,465	3,477
5.00%, 5/15/36, Continuously Callable @100	1,560	1,630
4.00%, 5/15/36, Pre-refunded 5/15/26 @ 100	15	16
4.00%, 5/15/36, Continuously Callable @100	1,485	1,481
Series A, 4.00%, 12/15/33, Continuously Callable @100	3,095	3,119
Louisiana Public Facilities Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 6/1/36, Pre-refunded 6/1/25 @ 100	2,000	2,105
Louisiana State University & Agricultural & Mechanical College Revenue
Series A, 4.00%, 7/1/31, Continuously Callable @100	1,000	1,012
Series A, 4.00%, 7/1/32, Continuously Callable @100	1,000	1,010
Series A, 4.00%, 7/1/33, Continuously Callable @100	1,000	1,006
New Orleans Aviation Board Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 1/1/35, Continuously Callable @100	1,840	1,957
5.00%, 1/1/36, Continuously Callable @100	1,250	1,320
5.00%, 1/1/37, Continuously Callable @100	1,500	1,577
5.00%, 10/1/37, Continuously Callable @100	2,000	2,070
5.00%, 1/1/38, Continuously Callable @100	1,300	1,361
Parish of St. John the Baptist Revenue, 2.20%, 6/1/37, (Put Date 7/1/26)(c)	6,750	6,199
Tangipahoa Parish Hospital Service District No. 1 Revenue
4.00%, 2/1/38, Continuously Callable @100	2,375	2,186
4.00%, 2/1/39, Continuously Callable @100	2,330	2,113
4.00%, 2/1/41, Continuously Callable @100	1,500	1,346
4.00%, 2/1/42, Continuously Callable @100	1,500	1,333
Tobacco Settlement Financing Corp. Revenue, Series A, 5.00%, 5/15/23	5,000	5,027
		118,194
Maine (0.1%):
Maine Health & Higher Educational Facilities Authority Revenue
5.00%, 7/1/24, Pre-refunded 7/1/23 @ 100	1,635	1,650
5.00%, 7/1/26, Pre-refunded 7/1/23 @ 100	1,000	1,009
5.00%, 7/1/27, Pre-refunded 7/1/23 @ 100	1,000	1,010
		3,669
Maryland (1.3%):
City of Gaithersburg Revenue
5.00%, 1/1/33, Continuously Callable @104	3,000	3,013
5.00%, 1/1/36, Continuously Callable @104	1,000	981
Howard County Housing Commission Revenue, Series A, 1.60%, 6/1/29, Continuously Callable @100	3,000	2,684
Maryland Economic Development Corp. Revenue
Series A, 5.00%, 6/1/30, Continuously Callable @100	1,250	1,336
Series A, 5.00%, 6/1/31, Continuously Callable @100	1,000	1,066
Series A, 5.00%, 6/1/32, Continuously Callable @100	1,000	1,062
Series A, 5.00%, 6/1/35, Continuously Callable @100	2,000	2,084
Maryland Health & Higher Educational Facilities Authority Revenue
5.50%, 1/1/29, Continuously Callable @100	1,415	1,439
5.50%, 1/1/30, Continuously Callable @100	1,750	1,774
5.50%, 1/1/31, Continuously Callable @100	1,585	1,603
5.00%, 7/1/31, Continuously Callable @100	3,190	3,325
5.00%, 7/1/32, Continuously Callable @100	6,505	6,759
5.00%, 7/1/33, Continuously Callable @100	3,600	3,725
5.00%, 7/1/33, Continuously Callable @100	1,000	1,024
5.00%, 7/1/34, Continuously Callable @100	2,500	2,574
5.00%, 7/1/34, Continuously Callable @100	2,200	2,242
5.50%, 1/1/36, Continuously Callable @100	5,000	4,936
4.00%, 1/1/38, Continuously Callable @100	865	692
4.00%, 7/1/38, Continuously Callable @100	1,500	1,411
4.00%, 7/1/39, Continuously Callable @100	1,585	1,487

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
4.00%, 7/1/40, Continuously Callable @100	$1,645	$1,534
Series A, 5.00%, 7/1/33, Continuously Callable @100	1,000	1,035
Series A, 5.00%, 7/1/34, Continuously Callable @100	1,000	1,028
Series A, 5.00%, 7/1/35, Continuously Callable @100	1,310	1,341
Series A, 5.00%, 7/1/36, Continuously Callable @100	1,000	1,020
		51,175
Massachusetts (1.7%):
Massachusetts Clean Water Trust Revenue, Series 11, 4.75%, 8/1/25, Continuously Callable @100	110	110
Massachusetts Development Finance Agency Revenue
5.00%, 7/1/30, Continuously Callable @100	2,000	2,080
5.00%, 7/1/31, Continuously Callable @100	1,675	1,737
5.00%, 7/1/32, Continuously Callable @100	1,250	1,315
4.00%, 10/1/32, Continuously Callable @105 (a)	3,600	3,636
5.00%, 4/15/33, Continuously Callable @100	2,155	2,181
5.00%, 7/1/33, Continuously Callable @100	1,250	1,308
5.00%, 7/1/34, Continuously Callable @100	1,000	1,040
5.00%, 7/1/36, Continuously Callable @100	2,000	2,032
5.00%, 7/1/36, Continuously Callable @100	895	930
5.00%, 7/1/36, Continuously Callable @100	1,000	1,055
5.00%, 7/1/37, Continuously Callable @100	1,215	1,255
5.00%, 7/1/37, Continuously Callable @100	800	838
5.00%, 10/1/37, Continuously Callable @105 (a)	1,000	1,043
5.00%, 7/1/38, Continuously Callable @100	335	344
5.00%, 7/1/38, Continuously Callable @100	600	625
4.00%, 9/1/41, Continuously Callable @100	1,010	903
5.00%, 10/1/42, Continuously Callable @100	3,500	3,769
4.26% (MUNIPSA+60bps), 7/1/49 (a)(b)	2,500	2,463
Series A, 5.00%, 1/1/31, Continuously Callable @100	450	473
Series A, 5.00%, 1/1/32, Continuously Callable @100	645	676
Series A, 5.00%, 1/1/33, Continuously Callable @100	535	559
Series A, 5.00%, 1/1/34, Continuously Callable @100	700	727
Series A, 5.00%, 1/1/35, Continuously Callable @100	735	759
Series A, 5.00%, 1/1/36, Continuously Callable @100	1,000	1,027
Series A, 5.00%, 7/1/36, Continuously Callable @100	2,000	2,041
Series A, 5.00%, 7/1/38, Continuously Callable @100	1,000	1,009
Series A, 5.00%, 7/1/39, Continuously Callable @100	2,250	2,265
Series B, 4.00%, 6/1/35, Continuously Callable @100	2,300	2,232
Series B, 4.00%, 6/1/41, Continuously Callable @100	2,750	2,478
Series E, 5.00%, 7/1/36, Continuously Callable @100	2,105	2,143
Series J2, 5.00%, 7/1/35, Continuously Callable @100	5,375	5,664
Series J2, 5.00%, 7/1/36, Continuously Callable @100	4,415	4,622
Series J2, 5.00%, 7/1/37, Continuously Callable @100	5,285	5,500
Series J2, 5.00%, 7/1/38, Continuously Callable @100	5,000	5,182
		66,021
Michigan (1.7%):
Detroit Downtown Development Authority Tax Allocation (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 7/1/36, Continuously Callable @100	1,000	1,010
Series A, 5.00%, 7/1/37, Continuously Callable @100	2,000	2,018
Flint Hospital Building Authority Revenue
4.00%, 7/1/32, Continuously Callable @100	2,525	2,367
4.00%, 7/1/33, Continuously Callable @100	2,620	2,438
4.00%, 7/1/34, Continuously Callable @100	2,730	2,516
4.00%, 7/1/35, Continuously Callable @100	1,635	1,492
4.00%, 7/1/38, Continuously Callable @100	1,855	1,632
Great Lakes Water Authority Water Supply System Revenue, Series D, 4.00%, 7/1/32, Continuously Callable @100	13,560	13,803
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.)
5.00%, 5/1/32, Continuously Callable @100	2,775	2,952
5.00%, 5/1/33, Continuously Callable @100	2,875	3,054

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 5/1/34, Continuously Callable @100	$2,965	$3,146
5.00%, 5/1/35, Continuously Callable @100	3,065	3,250
5.00%, 5/1/36, Continuously Callable @100	2,770	2,929
Michigan Finance Authority Revenue
5.00%, 11/1/34, Continuously Callable @100	1,000	1,085
5.00%, 11/1/35, Continuously Callable @100	1,000	1,076
4.00%, 11/15/35, Continuously Callable @100	6,000	5,940
5.00%, 11/1/36, Continuously Callable @100	1,000	1,070
4.00%, 11/15/36, Continuously Callable @100	1,000	976
5.00%, 11/1/37, Continuously Callable @100	1,250	1,331
4.00%, 12/1/41, Continuously Callable @100	2,375	2,086
Michigan Finance Authority Revenue (NBGA - Michigan School Bond Qualification and Loan Program)
Series A, 5.00%, 5/1/24	2,000	2,052
Series A, 5.00%, 5/1/25	1,700	1,782
Michigan State Building Authority Revenue, Series I-A, 5.00%, 10/15/29, Continuously Callable @100	3,000	3,049
Summit Academy North Revenue, 4.00%, 11/1/41, Continuously Callable @103	2,870	2,398
		65,452
Minnesota (0.2%):
City of Minneapolis Revenue, Series A, 5.00%, 11/15/36, Continuously Callable @100	5,000	5,235
Housing & Redevelopment Authority of The City of St. Paul Minnesota Revenue
5.00%, 11/15/29, Pre-refunded 11/15/25 @ 100	1,750	1,852
5.00%, 11/15/30, Pre-refunded 11/15/25 @ 100	1,275	1,349
		8,436
Mississippi (0.6%):
Mississippi Business Finance Corp. Revenue, 3.20%, 9/1/28, Continuously Callable @100	6,000	5,753
Mississippi Development Bank Revenue
Series A, 5.00%, 4/1/28, Continuously Callable @100	390	392
Series A, 5.00%, 4/1/28, Pre-refunded 4/1/23 @ 100	920	924
Mississippi Development Bank Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 9/1/30, Continuously Callable @100	5,860	5,879
Mississippi Hospital Equipment & Facilities Authority Revenue
4.00%, 1/1/36, Continuously Callable @100	2,240	2,187
4.00%, 1/1/37, Continuously Callable @100	2,260	2,171
4.00%, 1/1/39, Continuously Callable @100	1,850	1,733
4.00%, 1/1/40, Continuously Callable @100	2,675	2,496
		21,535
Missouri (1.3%):
Cape Girardeau County IDA Revenue
5.00%, 3/1/32, Continuously Callable @100	500	507
5.00%, 3/1/36, Continuously Callable @100	750	753
4.00%, 3/1/41, Continuously Callable @100	750	648
Series A, 6.00%, 3/1/33, Continuously Callable @103	2,075	2,141
Health & Educational Facilities Authority of the State of Missouri Revenue
5.00%, 2/1/29, Continuously Callable @104	1,000	1,007
5.00%, 5/1/30, Continuously Callable @100	2,310	2,323
5.00%, 5/15/32, Continuously Callable @103	1,555	1,447
5.25%, 5/1/33, Continuously Callable @100	2,350	2,365
5.00%, 2/1/34, Continuously Callable @104	2,000	1,985
5.00%, 5/15/36, Continuously Callable @103	4,565	4,116
Missouri Development Finance Board Revenue
Series A, 5.00%, 6/1/30, Continuously Callable @100	1,000	1,007
Series A, 5.00%, 6/1/31, Continuously Callable @100	4,215	4,246

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Series A-R, 2.90%, 9/1/33, Continuously Callable @102	$25,000	$23,144
St. Louis County IDA Revenue
5.00%, 9/1/23	305	305
5.50%, 9/1/33, Continuously Callable @100	2,750	2,751
Stoddard County IDA Revenue, Series B, 6.00%, 3/1/37, Continuously Callable @103	1,865	1,923
		50,668
Montana (0.2%):
City of Forsyth Revenue, 3.90%, 3/1/31, Callable 3/1/23 @ 100	8,500	8,363

Nebraska (0.9%):
Central Plains Energy Project Revenue
5.00%, 5/1/53	17,000	17,624
Series A, 5.00%, 9/1/36	3,550	3,687
Douglas County Hospital Authority No. 3 Revenue
5.00%, 11/1/28, Continuously Callable @100	1,250	1,309
5.00%, 11/1/30, Continuously Callable @100	1,600	1,675
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue
4.00%, 1/1/35, Continuously Callable @102	795	814
4.00%, 1/1/36, Continuously Callable @102	1,240	1,261
4.00%, 1/1/37, Continuously Callable @102	1,000	1,010
4.00%, 1/1/38, Continuously Callable @102	1,295	1,301
4.00%, 1/1/39, Continuously Callable @102	1,800	1,803
Public Power Generation Agency Revenue, 5.00%, 1/1/37, Continuously Callable @100	2,400	2,486
		32,970
Nevada (1.9%):
City of Carson City Revenue
5.00%, 9/1/29, Continuously Callable @100	620	653
5.00%, 9/1/31, Continuously Callable @100	1,000	1,047
5.00%, 9/1/33, Continuously Callable @100	1,000	1,039
5.00%, 9/1/37, Continuously Callable @100	1,950	1,982
City of North Las Vegas, GO (INS - Assured Guaranty Municipal Corp.)
4.00%, 6/1/35, Continuously Callable @100	1,870	1,894
4.00%, 6/1/37, Continuously Callable @100	7,345	7,345
4.00%, 6/1/38, Continuously Callable @100	6,135	6,076
City of Sparks Revenue
Series A, 2.50%, 6/15/24 (a)	300	292
Series A, 2.75%, 6/15/28 (a)	1,500	1,347
County of Clark Department of Aviation Revenue
5.00%, 7/1/26	3,660	3,926
5.00%, 7/1/27	2,220	2,422
Series A-2, 5.00%, 7/1/32, Continuously Callable @100	20,470	21,136
Series A-2, 5.00%, 7/1/33, Continuously Callable @100	10,845	11,199
Las Vegas Convention & Visitors Authority Revenue
Series C, 4.00%, 7/1/33, Continuously Callable @100	2,000	2,028
Series C, 4.00%, 7/1/34, Continuously Callable @100	4,560	4,604
Series C, 4.00%, 7/1/35, Continuously Callable @100	5,075	5,098
		72,088
New Hampshire (0.4%):
New Hampshire Business Finance Authority Revenue, 4.00%, 1/1/41, Continuously Callable @103	5,100	4,311
New Hampshire Health and Education Facilities Authority Act Revenue
5.00%, 8/1/34, Continuously Callable @100	2,880	3,039
5.00%, 8/1/35, Continuously Callable @100	2,700	2,830
5.00%, 8/1/36, Continuously Callable @100	2,000	2,083
5.00%, 8/1/37, Continuously Callable @100	1,500	1,554
		13,817

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
New Jersey (6.7%):
Casino Reinvestment Development Authority Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 11/1/29, Continuously Callable @100	$1,000	$1,033
5.00%, 11/1/30, Continuously Callable @100	1,000	1,033
City of Atlantic City, GO (INS - Assured Guaranty Municipal Corp.)
Series B, 5.00%, 3/1/32, Continuously Callable @100	1,660	1,781
Series B, 5.00%, 3/1/37, Continuously Callable @100	1,250	1,317
City of Atlantic City, GO (INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 3/1/32, Continuously Callable @100	630	675
Series A, 5.00%, 3/1/37, Continuously Callable @100	750	787
City of Bayonne, GO (INS - Build America Mutual Assurance Co.)
5.00%, 7/1/34, Pre-refunded 7/1/26 @ 100	1,135	1,227
5.00%, 7/1/35, Pre-refunded 7/1/26 @ 100	1,000	1,081
City of Newark Mass Transit Access Tax Revenue (INS - Assured Guaranty Corp.), 5.00%, 11/15/42, Continuously Callable @100	1,000	1,054
Essex County Improvement Authority Revenue, 4.00%, 6/15/38, Continuously Callable @100	550	511
New Brunswick Parking Authority Revenue (INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 9/1/35, Continuously Callable @100	1,455	1,559
Series A, 5.00%, 9/1/36, Continuously Callable @100	2,000	2,134
New Jersey Building Authority Revenue
Series A, 4.00%, 6/15/30, Pre-refunded 6/15/26 @ 100	400	419
Series A, 4.00%, 6/15/30, Pre-refunded 6/15/26 @ 100	600	628
New Jersey Economic Development Authority Revenue
5.21% (MUNIPSA+155bps), 9/1/27, Callable 3/1/23 @ 100 (b)	10,000	10,011
5.26% (MUNIPSA+160bps), 3/1/28, Callable 3/1/23 @ 100 (b)	10,000	10,093
5.00%, 11/1/36, Continuously Callable @100	2,000	2,106
4.00%, 11/1/38, Continuously Callable @100	1,500	1,443
4.00%, 11/1/39, Continuously Callable @100	2,000	1,903
Series A, 5.00%, 6/15/25	5,125	5,335
Series A, 3.13%, 7/1/29, Continuously Callable @100	665	635
Series A, 3.38%, 7/1/30, Continuously Callable @100	1,000	959
Series B, 5.00%, 6/15/36, Continuously Callable @100	16,455	17,255
Series B, 5.00%, 6/15/37, Continuously Callable @100	16,280	16,999
Series WW, 5.25%, 6/15/33, Continuously Callable @100	9,000	9,333
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 6/15/25, Continuously Callable @100	10,000	10,255
New Jersey Educational Facilities Authority Revenue
Series B, 5.50%, 9/1/28, Continuously Callable @100	5,740	6,178
Series B, 5.50%, 9/1/29, Continuously Callable @100	4,000	4,304
Series B, 5.50%, 9/1/30, Continuously Callable @100	3,000	3,225
Series B, 5.50%, 9/1/31, Continuously Callable @100	4,590	4,925
Series B, 5.50%, 9/1/32, Continuously Callable @100	8,075	8,638
Series F, 4.00%, 7/1/33, Continuously Callable @100	150	150
Series F, 4.00%, 7/1/33, Pre-refunded 7/1/26 @ 100	350	367
Series F, 4.00%, 7/1/34, Continuously Callable @100	260	257
Series F, 4.00%, 7/1/34, Pre-refunded 7/1/26 @ 100	490	513
Series F, 4.00%, 7/1/35, Continuously Callable @100	975	950
Series F, 4.00%, 7/1/35, Pre-refunded 7/1/26 @ 100	275	288
New Jersey Educational Facilities Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 7/1/34, Continuously Callable @100	3,000	3,216
Series A, 5.00%, 7/1/35, Continuously Callable @100	3,350	3,568
Series A, 4.00%, 7/1/36, Continuously Callable @100	1,800	1,809
New Jersey Health Care Facilities Financing Authority Revenue
5.00%, 10/1/33, Continuously Callable @100	2,000	2,101
5.00%, 10/1/34, Continuously Callable @100	2,000	2,101
5.00%, 10/1/35, Continuously Callable @100	2,620	2,741

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
New Jersey Health Care Facilities Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 7/1/27, Continuously Callable @100	$2,000	$2,063
Series A, 5.00%, 7/1/30, Continuously Callable @100	1,500	1,540
New Jersey Transportation Trust Fund Authority Revenue
5.00%, 6/15/30, Continuously Callable @100	3,000	3,158
5.00%, 6/15/31, Continuously Callable @100	3,000	3,154
5.00%, 6/15/42, Continuously Callable @100	9,195	9,558
Series A, 12/15/25 (d)	20,000	18,014
Series A, 5.00%, 12/15/33, Continuously Callable @100	2,000	2,119
Series A, 5.00%, 12/15/35, Continuously Callable @100	1,050	1,108
Series A, 12/15/38 (d)	11,405	5,219
Series AA, 5.25%, 6/15/33, Continuously Callable @100	2,000	2,087
Series AA, 5.25%, 6/15/34, Continuously Callable @100	3,000	3,119
Series AA, 4.00%, 6/15/36, Continuously Callable @100	2,500	2,456
Series AA, 4.00%, 6/15/37, Continuously Callable @100	2,250	2,189
Series BB, 5.00%, 6/15/31, Continuously Callable @100	2,500	2,680
Series BB, 5.00%, 6/15/34, Continuously Callable @100	10,000	10,575
New Jersey Turnpike Authority Revenue
Series A, 5.00%, 1/1/34, Continuously Callable @100	10,000	10,324
Series A, 5.00%, 1/1/35, Continuously Callable @100	4,725	4,977
Series B, 4.00%, 1/1/35, Continuously Callable @100	3,500	3,571
Newark Housing Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4.00%, 12/1/29, Continuously Callable @100	500	512
4.00%, 12/1/30, Continuously Callable @100	750	766
4.00%, 12/1/31, Continuously Callable @100	500	510
South Jersey Transportation Authority Revenue
4.50%, 11/1/42, Continuously Callable @100	1,000	939
Series A, 5.00%, 11/1/30, Continuously Callable @100	500	513
Series A, 5.00%, 11/1/31, Continuously Callable @100	750	769
Series A, 5.00%, 11/1/34, Continuously Callable @100	1,085	1,108
Series A, 4.00%, 11/1/40, Continuously Callable @100	4,300	3,806
State of New Jersey, GO, Series A, 4.00%, 6/1/31	3,570	3,847
Tobacco Settlement Financing Corp. Revenue, Series A, 5.00%, 6/1/36, Continuously Callable @100	5,000	5,149
		252,727
New Mexico (0.3%):
City of Farmington Revenue, Series B, 2.15%, 4/1/33, Continuously Callable @101	10,000	8,114
City of Santa Fe Revenue
5.00%, 5/15/34, Continuously Callable @103	625	599
5.00%, 5/15/39, Continuously Callable @103	480	442
New Mexico Hospital Equipment Loan Council Revenue, 5.00%, 7/1/39, Continuously Callable @102	1,075	956
Village of Los Ranchos de Albuquerque Revenue
4.00%, 9/1/35, Continuously Callable @100	300	289
4.00%, 9/1/40, Continuously Callable @100	1,200	1,111
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.00%, 5/1/33, Continuously Callable @103(a)	600	527
Winrock Town Center Tax Increment Development District Tax Allocation, 4.25%, 5/1/40, Continuously Callable @103(a)	1,000	826
		12,864
New York (5.1%):
Allegany County Capital Resource Corp. Revenue
Series A, 5.00%, 12/1/32, Continuously Callable @100	1,390	1,456
Series A, 5.00%, 12/1/37, Continuously Callable @100	1,500	1,512
Series A, 5.00%, 12/1/42, Continuously Callable @100	1,925	1,929
Build NYC Resource Corp. Revenue, Series A, 5.00%, 7/1/42, Continuously Callable @100	500	503

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
City of Newburgh, GO, Series B, 5.00%, 6/15/23, Continuously Callable @100	$575	$576
County of Nassau, GO, Series A, 5.00%, 1/1/36, Continuously Callable @100	1,150	1,221
Erie County Industrial Development Agency Revenue, 5.00%, 5/1/28, Continuously Callable @100	2,000	2,014
Hudson Yards Infrastructure Corp. Revenue, Series A, 5.00%, 2/15/38, Continuously Callable @100	2,500	2,613
Metropolitan Transportation Authority Revenue
4.00%, 11/15/35, Continuously Callable @100	9,040	8,314
Series 2, 3.68% (SOFR+80bps), 11/1/32 (b)	3,000	2,926
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30) (c)	7,315	7,771
Series C-1, 5.00%, 11/15/29, Continuously Callable @100	7,030	7,398
Series C-1, 4.00%, 11/15/32, Continuously Callable @100	9,300	8,940
Series C-1, 5.00%, 11/15/34, Continuously Callable @100	6,295	6,388
Series C-1, 5.00%, 11/15/36, Continuously Callable @100	3,705	3,747
Series D-1, 5.00%, 11/15/34, Continuously Callable @100	2,000	2,029
Series F, 5.00%, 11/15/34, Continuously Callable @100	2,000	2,030
Series F, 5.00%, 11/15/35, Continuously Callable @100	3,000	3,035
Metropolitan Transportation Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A-1, 4.00%, 11/15/41, Continuously Callable @100	9,820	9,043
Monroe County Industrial Development Corp. Revenue
4.00%, 12/1/38, Continuously Callable @100	1,200	1,096
4.00%, 12/1/39, Continuously Callable @100	1,200	1,087
New York City Municipal Water Finance Authority Revenue, Series DD, 3.75%, 6/15/33, Continuously Callable @100(j)	1,590	1,590
New York City Transitional Finance Authority Future Tax Secured Revenue, 4.00%, 11/1/38, Continuously Callable @100	1,250	1,238
New York Liberty Development Corp. Revenue
2.63%, 9/15/69, Continuously Callable @100	3,350	2,946
2.80%, 9/15/69, Continuously Callable @100	15,500	13,893
Series A, 2.10%, 11/15/32, Continuously Callable @100	6,730	5,586
Series A, 2.20%, 11/15/33, Continuously Callable @100	9,000	7,360
New York State Dormitory Authority Revenue
5.00%, 12/1/35, Continuously Callable @100 (a)	600	596
6.00%, 7/1/40, Continuously Callable @100 (a)(i)	3,480	2,942
Series A, 5.00%, 5/1/23	15	15
Series A, 5.00%, 5/1/23	735	736
Series A, 5.00%, 5/1/24, Continuously Callable @100	735	737
Series A, 5.00%, 5/1/24, Pre-refunded 5/1/23 @ 100	15	15
Series A, 5.00%, 5/1/25, Continuously Callable @100	1,175	1,177
Series A, 5.00%, 5/1/25, Pre-refunded 5/1/23 @ 100	25	25
Series A, 5.00%, 5/1/26, Pre-refunded 5/1/23 @ 100	20	20
Series A, 5.00%, 5/1/26, Continuously Callable @100	980	982
Series A, 4.00%, 9/1/36, Continuously Callable @100	500	442
Series A, 4.00%, 9/1/37, Continuously Callable @100	350	307
Series A, 4.00%, 9/1/38, Continuously Callable @100	1,250	1,089
Series A, 4.00%, 9/1/40, Continuously Callable @100	750	647
Series A, 4.00%, 3/15/41, Continuously Callable @100	21,605	20,924
Series A, 4.00%, 3/15/42, Continuously Callable @100	9,250	8,834
Series A-1, 4.00%, 7/1/40, Continuously Callable @100	4,535	4,346
Series B, 5.00%, 2/15/32, Pre-refunded 2/15/25 @ 100	5	5
New York State Dormitory Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/27, Continuously Callable @100	1,000	1,034
Series A, 5.00%, 10/1/28, Continuously Callable @100	1,000	1,034
Series A, 5.00%, 10/1/29, Continuously Callable @100	1,300	1,345
New York State Urban Development Corp. Revenue
Series A, 4.00%, 3/15/39, Continuously Callable @100	5,000	4,951
Series E, 4.00%, 3/15/39, Continuously Callable @100	5,785	5,673

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Niagara Falls City School District Certificate of Participation (INS - Assured Guaranty Municipal Corp.)
5.00%, 6/15/23	$1,670	$1,682
5.00%, 6/15/24	1,450	1,486
5.00%, 6/15/25, Continuously Callable @100	1,670	1,712
Saratoga County Capital Resource Corp. Revenue, Series A, 5.00%, 12/1/28, Continuously Callable @100	790	804
Town of Oyster Bay, GO
4.00%, 2/15/24	5,415	5,477
4.00%, 2/15/25	9,750	9,986
4.00%, 2/15/26	3,000	3,113
Village of Johnson City, GO, Series C, 5.25%, 9/29/23	1,550	1,556
Westchester County Local Development Corp. Revenue, 5.00%, 1/1/28, Continuously Callable @100	1,350	1,350
		193,283
North Carolina (0.2%):
North Carolina Medical Care Commission Revenue
5.00%, 10/1/25	935	939
5.00%, 10/1/30, Continuously Callable @100	1,850	1,839
5.00%, 10/1/40, Continuously Callable @103	1,050	992
5.00%, 10/1/45, Continuously Callable @103	1,000	908
Series A, 4.00%, 9/1/40, Continuously Callable @100	3,050	2,525
Series A, 4.00%, 10/1/40, Continuously Callable @103	600	507
Series A, 5.00%, 10/1/40, Continuously Callable @103	1,800	1,764
		9,474
North Dakota (0.3%):
City of Grand Forks Revenue
4.00%, 12/1/36, Continuously Callable @100	2,475	2,329
4.00%, 12/1/38, Continuously Callable @100	1,100	1,006
4.00%, 12/1/40, Continuously Callable @100	1,700	1,533
4.00%, 12/1/41, Continuously Callable @100	1,750	1,558
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100	4,500	4,137
		10,563
Ohio (3.1%):
Akron Bath Copley Joint Township Hospital District Revenue
4.00%, 11/15/36, Continuously Callable @100	1,000	933
4.00%, 11/15/37, Continuously Callable @100	800	735
4.00%, 11/15/38, Continuously Callable @100	500	454
City of Centerville Revenue, 5.25%, 11/1/37, Continuously Callable @100	2,250	2,197
County of Allen Hospital Facilities Revenue
4.00%, 12/1/40, Continuously Callable @100	7,500	7,127
Series A, 4.00%, 8/1/36, Continuously Callable @100	5,000	4,923
Series A, 4.00%, 8/1/37, Continuously Callable @100	10,800	10,480
County of Cuyahoga Revenue
4.00%, 2/15/29, Continuously Callable @100	7,430	7,378
5.00%, 2/15/37, Continuously Callable @100	4,000	4,078
County of Hamilton Revenue
5.00%, 1/1/31, Continuously Callable @100	1,350	1,356
5.00%, 1/1/36, Continuously Callable @100	1,400	1,368
5.00%, 9/15/39, Continuously Callable @100	1,375	1,413
5.00%, 9/15/40, Continuously Callable @100	1,100	1,125
County of Hamilton Sales Tax Revenue (INS - AMBAC Assurance Corp.), Series B, 12/1/25(d)	4,365	4,014
County of Hardi Revenue, 5.25%, 5/1/40, Continuously Callable @103	2,000	1,850
County of Montgomery Revenue
3.00%, 11/15/36, Continuously Callable @100	7,000	5,603
5.00%, 11/15/37, Continuously Callable @100	2,200	2,248
County of Ross Revenue, 5.00%, 12/1/39, Continuously Callable @100	2,405	2,446

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Dayton City School District, GO
5.00%, 11/1/28	$2,805	$3,130
5.00%, 11/1/29	3,655	4,145
5.00%, 11/1/30	3,160	3,638
5.00%, 11/1/31	2,000	2,334
Ohio Higher Educational Facility Commission Revenue
5.00%, 5/1/31, Continuously Callable @100	1,000	1,041
5.00%, 5/1/33, Continuously Callable @100	500	519
Ohio Turnpike & Infrastructure Commission Revenue, 5.25%, 2/15/29, Continuously Callable @100	2,000	2,005
Port of Greater Cincinnati Development Authority Revenue, Series A, 3.00%, 5/1/23, Continuously Callable @100	9,535	9,490
Southeastern Ohio Port Authority Revenue
5.50%, 12/1/29, Continuously Callable @100	750	752
5.00%, 12/1/35, Continuously Callable @100	750	716
State of Ohio Revenue
5.00%, 1/15/34, Continuously Callable @100	7,210	7,458
5.00%, 1/15/35, Continuously Callable @100	6,000	6,172
5.00%, 1/15/36, Continuously Callable @100	3,070	3,150
4.00%, 11/15/36, Continuously Callable @100	1,260	1,175
4.00%, 11/15/38, Continuously Callable @100	1,270	1,154
4.00%, 11/15/40, Continuously Callable @100	655	589
Series A, 4.00%, 1/15/38, Continuously Callable @100	1,000	949
Series A, 4.00%, 1/15/40, Continuously Callable @100	1,800	1,697
Village of Bluffton Revenue
5.00%, 12/1/31, Continuously Callable @100	1,500	1,581
4.00%, 12/1/32, Continuously Callable @100	1,500	1,498
4.00%, 12/1/33, Continuously Callable @100	1,600	1,584
4.00%, 12/1/34, Continuously Callable @100	1,795	1,755
		116,260
Oklahoma (0.2%):
Oklahoma Development Finance Authority Revenue, Series B, 5.00%, 8/15/33, Continuously Callable @100	4,100	3,828
Pontotoc County Educational Facilities Authority Revenue, 4.00%, 9/1/40, Continuously Callable @100	2,000	1,864
Tulsa County Industrial Authority Revenue
5.00%, 11/15/28, Continuously Callable @102	940	956
5.00%, 11/15/30, Continuously Callable @102	1,780	1,804
		8,452
Oregon (0.1%):
Clackamas County Hospital Facility Authority Revenue
5.00%, 11/15/32, Continuously Callable @102	500	509
5.00%, 11/15/37, Continuously Callable @102	500	504
Oregon State Facilities Authority Revenue
Series A, 5.00%, 10/1/35, Continuously Callable @100	275	286
Series A, 5.00%, 10/1/40, Continuously Callable @100	1,750	1,779
Salem Hospital Facility Authority Revenue, 4.00%, 5/15/40, Continuously Callable @103	800	656
		3,734
Pennsylvania (8.1%):
Allegheny County Hospital Development Authority Revenue
5.00%, 4/1/35, Continuously Callable @100	7,315	7,699
5.00%, 4/1/36, Continuously Callable @100	8,000	8,367
4.00%, 7/15/38, Continuously Callable @100	1,500	1,432
4.00%, 7/15/39, Continuously Callable @100	3,495	3,293
Allegheny County Sanitary Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4.00%, 12/1/33, Continuously Callable @100	1,500	1,539
4.00%, 12/1/34, Continuously Callable @100	1,475	1,507
Berks County IDA Revenue
4.00%, 11/1/33, Continuously Callable @100	1,300	878
5.00%, 11/1/34, Continuously Callable @100	2,000	1,563

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 11/1/35, Continuously Callable @100	$3,000	$2,306
Bucks County IDA Revenue
5.00%, 10/1/30, Continuously Callable @103	325	332
5.00%, 10/1/31, Continuously Callable @103	450	459
5.00%, 10/1/37, Continuously Callable @103	2,260	2,242
Butler County Hospital Authority Revenue, 5.00%, 7/1/35, Continuously Callable @100	1,885	1,908
Chester County IDA Revenue
5.00%, 10/1/34, Continuously Callable @100	1,000	1,007
5.63%, 10/15/42, Continuously Callable @100 (a)	8,875	8,676
Series A, 5.13%, 10/15/37, Continuously Callable @100	2,750	2,610
Commonwealth Financing Authority Revenue
5.00%, 6/1/33, Continuously Callable @100	1,250	1,341
5.00%, 6/1/34, Continuously Callable @100	2,000	2,133
Series A, 5.00%, 6/1/34, Continuously Callable @100	5,000	5,229
Commonwealth of Pennsylvania Certificate of Participation
Series A, 5.00%, 7/1/34, Continuously Callable @100	1,350	1,475
Series A, 5.00%, 7/1/35, Continuously Callable @100	750	815
Series A, 5.00%, 7/1/37, Continuously Callable @100	800	858
County of Beaver, GO
4.00%, 4/15/28	695	745
4.00%, 4/15/29, Pre-refunded 4/15/28 @ 100	600	639
4.00%, 4/15/30, Pre-refunded 4/15/28 @ 100	510	543
County of Beaver, GO (INS - Build America Mutual Assurance Co.)
4.00%, 4/15/28	2,195	2,295
4.00%, 4/15/29, Continuously Callable @100	1,900	1,976
4.00%, 4/15/30, Continuously Callable @100	4,490	4,649
County of Lehigh Revenue
4.00%, 7/1/37, Continuously Callable @100	2,000	1,894
4.00%, 7/1/38, Continuously Callable @100	2,000	1,947
4.00%, 7/1/39, Continuously Callable @100	2,000	1,860
County of Luzerne, GO (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 11/15/29, Continuously Callable @100	5,000	5,258
Cumberland County Municipal Authority Revenue
4.00%, 11/1/36, Continuously Callable @100	1,250	1,238
4.00%, 11/1/37, Continuously Callable @100	2,130	2,078
Dauphin County General Authority Revenue
4.00%, 6/1/30, Continuously Callable @100	2,000	2,041
4.00%, 6/1/31, Continuously Callable @100	1,000	1,024
Delaware County Authority Revenue
5.00%, 10/1/30	1,200	1,260
5.00%, 10/1/35, Continuously Callable @100	2,220	2,266
5.00%, 10/1/39, Continuously Callable @100	2,250	2,237
Delaware River Joint Toll Bridge Commission Revenue, 5.00%, 7/1/34, Continuously Callable @100	3,000	3,251
Lancaster Higher Education Authority Revenue, 5.00%, 10/1/42, Continuously Callable @100	3,360	3,381
Latrobe IDA Revenue
4.00%, 3/1/40, Continuously Callable @100	250	221
4.00%, 3/1/41, Continuously Callable @100	250	221
4.00%, 3/1/46, Continuously Callable @100	750	628
Montgomery County Higher Education & Health Authority Revenue
5.00%, 9/1/34, Continuously Callable @100	1,750	1,855
5.00%, 9/1/35, Continuously Callable @100	1,850	1,947
4.00%, 9/1/36, Continuously Callable @100	1,100	1,072
4.00%, 9/1/37, Continuously Callable @100	1,000	960
5.00%, 9/1/37, Continuously Callable @100	1,750	1,819
4.00%, 9/1/38, Continuously Callable @100	900	857
4.00%, 9/1/39, Continuously Callable @100	1,000	944
Montour School District, GO (INS - Assured Guaranty Municipal Corp.)
Series B, 5.00%, 4/1/33, Continuously Callable @100	1,000	1,056

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 4/1/34, Continuously Callable @100	$1,500	$1,582
Series B, 5.00%, 4/1/35, Continuously Callable @100	1,500	1,578
Northampton County General Purpose Authority Revenue, 4.10% (LIBOR01M+104bps), 8/15/48, (Put Date 8/15/24)(b)(c)	4,645	4,653
Northeastern Pennsylvania Hospital & Education Authority Revenue, Series A, 5.00%, 3/1/37, Continuously Callable @100	1,525	1,540
Pennsylvania Economic Development Financing Authority Revenue
4.00%, 7/1/33, Continuously Callable @103	1,750	1,634
4.00%, 7/1/41, Continuously Callable @103	1,050	890
Pennsylvania Higher Educational Facilities Authority Revenue
Series A, 5.25%, 7/15/25, Continuously Callable @100	1,730	1,746
Series A, 5.25%, 7/15/26, Pre-refunded 7/15/23 @ 100	2,020	2,044
Series A, 5.25%, 7/15/27, Pre-refunded 7/15/23 @ 100	2,125	2,150
Series A, 5.25%, 7/15/28, Pre-refunded 7/15/23 @ 100	2,245	2,272
Series A, 5.00%, 7/15/30, Pre-refunded 7/15/23 @ 100	2,415	2,441
Series A, 5.25%, 7/15/33, Pre-refunded 7/15/23 @ 100	1,965	1,988
Pennsylvania Turnpike Commission Revenue
5.00%, 6/1/35, Continuously Callable @100	10,655	11,079
5.00%, 6/1/36, Continuously Callable @100	8,255	8,531
4.00%, 12/1/36, Continuously Callable @100	1,000	992
4.00%, 12/1/37, Continuously Callable @100	1,500	1,472
4.00%, 12/1/38, Continuously Callable @100	1,000	975
Series A-1, 5.00%, 12/1/32, Continuously Callable @100	1,500	1,553
Series A-1, 5.00%, 12/1/33, Continuously Callable @100	4,345	4,492
Series A-1, 5.00%, 12/1/34, Continuously Callable @100	3,000	3,126
Series A-1, 5.00%, 12/1/35, Continuously Callable @100	3,320	3,443
Series A-1, 5.00%, 12/1/36, Continuously Callable @100	3,690	3,798
Series B, 5.00%, 12/1/32, Continuously Callable @100	3,500	3,662
Series B, 5.00%, 12/1/33, Continuously Callable @100	7,145	7,465
Series B, 4.00%, 6/1/34, Continuously Callable @100	20,000	20,048
Series B, 5.00%, 12/1/34, Continuously Callable @100	6,250	6,513
Series B, 5.00%, 12/1/34, Continuously Callable @100	2,000	2,108
Series B, 5.00%, 12/1/35, Continuously Callable @100	5,700	5,911
Series B, 5.00%, 12/1/35, Continuously Callable @100	2,000	2,108
Philadelphia IDA Revenue
5.00%, 5/1/35, Continuously Callable @100	750	803
5.00%, 5/1/36, Continuously Callable @100	1,500	1,593
5.00%, 5/1/38, Continuously Callable @100	1,000	1,050
5.00%, 6/15/40, Continuously Callable @100 (a)	900	858
Pittsburgh Water & Sewer Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series B, 4.00%, 9/1/34, Continuously Callable @100	1,750	1,765
Series B, 4.00%, 9/1/35, Continuously Callable @100	300	300
Reading School District, GO (INS - Assured Guaranty Municipal Corp.)
5.00%, 3/1/36, Continuously Callable @100	2,000	2,107
5.00%, 3/1/37, Continuously Callable @100	1,500	1,578
School District of Philadelphia, GO
Series A, 5.00%, 9/1/34, Continuously Callable @100	1,000	1,071
Series A, 5.00%, 9/1/35, Continuously Callable @100	1,000	1,063
Series A, 5.00%, 9/1/36, Continuously Callable @100	1,000	1,057
Series A, 5.00%, 9/1/37, Continuously Callable @100	1,000	1,050
Series A, 4.00%, 9/1/38, Continuously Callable @100	1,700	1,615
Series A, 4.00%, 9/1/39, Continuously Callable @100	1,600	1,504
Series F, 5.00%, 9/1/31, Continuously Callable @100	9,895	10,452
Series F, 5.00%, 9/1/32, Continuously Callable @100	5,000	5,282
Series F, 5.00%, 9/1/33, Continuously Callable @100	4,000	4,226
Series F, 5.00%, 9/1/34, Continuously Callable @100	5,100	5,371
School District of the City of Erie, GO (INS - Assured Guaranty Municipal Corp.), Series A, 4.00%, 4/1/33, Continuously Callable @100	1,150	1,197

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Scranton School District, GO (INS - Build America Mutual Assurance Co.)
Series E, 5.00%, 12/1/32, Continuously Callable @100	$1,000	$1,087
Series E, 5.00%, 12/1/33, Continuously Callable @100	1,600	1,733
Series E, 5.00%, 12/1/35, Continuously Callable @100	750	803
State Public School Building Authority Revenue, 5.00%, 6/1/29, Continuously Callable @100	10,000	10,529
State Public School Building Authority Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 6/1/31, Continuously Callable @100	6,100	6,545
4.00%, 12/1/31, Continuously Callable @100	13,085	13,364
4.00%, 12/1/31, Pre-refunded 12/1/26 @ 100	2,295	2,409
The Berks County Municipal Authority Revenue, Series B, 5.00%, 2/1/40, (Put Date 2/1/30)(c)	3,300	2,813
Westmoreland County IDA Revenue, Series A, 4.00%, 7/1/37, Continuously Callable @100	1,400	1,253
Wilkes-Barre Finance Authority Revenue, 4.00%, 3/1/42, Continuously Callable @100	2,600	2,168
		308,271
Rhode Island (0.4%):
Rhode Island Health & Educational Building Corp. Revenue, 6.00%, 9/1/33, Pre-refunded 9/1/23 @ 100	2,000	2,039
Rhode Island Turnpike & Bridge Authority Revenue
Series A, 5.00%, 10/1/33, Continuously Callable @100	1,350	1,438
Series A, 5.00%, 10/1/35, Continuously Callable @100	4,345	4,611
Tobacco Settlement Financing Corp. Revenue
Series A, 5.00%, 6/1/28, Continuously Callable @100	2,000	2,042
Series A, 5.00%, 6/1/29, Continuously Callable @100	2,000	2,042
Series A, 5.00%, 6/1/30, Continuously Callable @100	2,500	2,552
		14,724
South Carolina (1.0%):
Lexington County Health Services District, Inc. Revenue
4.00%, 11/1/31, Continuously Callable @100	1,000	1,005
4.00%, 11/1/32, Continuously Callable @100	1,000	1,002
Patriots Energy Group Financing Agency Revenue, Series B, 3.79% (LIBOR01M+86bps), 10/1/48, (Put Date 2/1/24)(b)(c)	20,000	20,002
South Carolina Public Service Authority Revenue
Series A, 5.00%, 12/1/34, Continuously Callable @100	9,835	10,223
Series A, 5.00%, 12/1/35, Continuously Callable @100	7,000	7,235
		39,467
Tennessee (0.8%):
Greeneville Health & Educational Facilities Board Revenue
5.00%, 7/1/35, Continuously Callable @100	2,710	2,840
5.00%, 7/1/36, Continuously Callable @100	3,000	3,122
5.00%, 7/1/37, Continuously Callable @100	3,500	3,621
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, 5.00%, 7/1/40, Continuously Callable @100	5,500	5,635
New Memphis Arena Public Building Authority Revenue
4/1/32, Continuously Callable @98 (d)	875	603
4/1/33, Continuously Callable @96 (d)	875	575
4/1/34, Continuously Callable @94 (d)	875	541
4/1/35, Continuously Callable @92 (d)	875	521
Tennergy Corp. Revenue, Series A, 5.50%, 10/1/53	12,500	13,173
		30,631
Texas (9.6%):
Austin Convention Enterprises, Inc. Revenue, 5.00%, 1/1/34, Continuously Callable @100	1,105	1,130
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
5.00%, 12/1/25	2,740	2,781

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 12/1/27, Continuously Callable @100	$2,990	$3,022
5.00%, 12/1/28, Continuously Callable @100	1,640	1,655
5.00%, 12/1/29, Continuously Callable @100	1,600	1,611
5.00%, 12/1/30, Continuously Callable @100	1,700	1,711
5.25%, 12/1/35, Continuously Callable @100	5,150	5,201
Central Texas Regional Mobility Authority Revenue
1/1/24 (d)	7,000	6,746
1/1/26 (d)	2,535	2,267
Series A, 5.00%, 1/1/34, Pre-refunded 7/1/25 @ 100	1,250	1,317
Series A, 5.00%, 1/1/35, Pre-refunded 7/1/25 @ 100	1,100	1,159
Central Texas Turnpike System Revenue
Series C, 5.00%, 8/15/33, Continuously Callable @100	10,000	10,271
Series C, 5.00%, 8/15/34, Continuously Callable @100	8,500	8,706
City of Arlington Special Tax (INS - Build America Mutual Assurance Co.)
Series C, 5.00%, 2/15/34, Continuously Callable @100	1,500	1,617
Series C, 5.00%, 2/15/35, Continuously Callable @100	1,500	1,608
Series C, 5.00%, 2/15/36, Continuously Callable @100	3,100	3,287
Series C, 5.00%, 2/15/37, Continuously Callable @100	3,305	3,488
Series C, 5.00%, 2/15/38, Continuously Callable @100	4,380	4,592
City of Corpus Christi Utility System Revenue
4.00%, 7/15/32, Continuously Callable @100	1,800	1,844
4.00%, 7/15/33, Continuously Callable @100	1,100	1,122
4.00%, 7/15/34, Continuously Callable @100	1,050	1,067
4.00%, 7/15/35, Continuously Callable @100	1,000	1,011
City of Houston Hotel Occupancy Tax & Special Revenue
5.00%, 9/1/29, Continuously Callable @100	2,300	2,362
5.00%, 9/1/30, Continuously Callable @100	1,000	1,027
5.00%, 9/1/32, Continuously Callable @100	5,615	5,766
5.00%, 9/1/33, Continuously Callable @100	5,345	5,487
5.00%, 9/1/34, Continuously Callable @100	2,150	2,202
5.00%, 9/1/35, Continuously Callable @100	1,575	1,608
City of Laredo Waterworks & Sewer System Revenue
4.00%, 3/1/32, Continuously Callable @100	740	766
4.00%, 3/1/33, Continuously Callable @100	1,000	1,029
4.00%, 3/1/34, Continuously Callable @100	1,000	1,022
4.00%, 3/1/36, Continuously Callable @100	1,500	1,516
Clifton Higher Education Finance Corp. Revenue
Series A, 4.00%, 8/15/38, Continuously Callable @100	1,085	1,006
Series A, 4.00%, 8/15/39, Continuously Callable @100	1,130	1,044
Series A, 4.00%, 8/15/40, Continuously Callable @100	1,180	1,086
Series A, 4.00%, 8/15/41, Continuously Callable @100	1,225	1,122
Series A, 4.00%, 8/15/42, Continuously Callable @100	1,035	943
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4.00%, 8/15/33, Continuously Callable @100	2,130	2,170
4.00%, 8/15/34, Continuously Callable @100	2,275	2,303
4.00%, 8/15/35, Continuously Callable @100	2,375	2,387
4.00%, 8/15/36, Continuously Callable @100	3,710	3,684
4.00%, 8/15/37, Continuously Callable @100	3,860	3,802
4.00%, 8/15/38, Continuously Callable @100	4,015	3,928
4.00%, 8/15/39, Continuously Callable @100	4,305	4,199
Series A, 4.00%, 8/15/32, Continuously Callable @100	1,300	1,320
Dallas/Fort Worth International Airport Revenue
Series D, 5.25%, 11/1/28, Continuously Callable @100	2,000	2,039
Series D, 5.25%, 11/1/29, Continuously Callable @100	7,500	7,647
Harris County Cultural Education Facilities Finance Corp. Revenue
5.00%, 6/1/28, Continuously Callable @100	1,400	1,370
Series C-2, 4.23% (MUNIPSA+57bps), 12/1/49, (Put Date 12/4/24) (b)(c)	3,330	3,357

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Harris County Municipal Utility District No. 165, GO (INS - Build America Mutual Assurance Co.)
5.00%, 3/1/30, Continuously Callable @100	$750	$776
5.00%, 3/1/31, Continuously Callable @100	2,030	2,102
5.00%, 3/1/32, Continuously Callable @100	2,500	2,588
Karnes County Hospital District Revenue
5.00%, 2/1/29, Continuously Callable @100	4,000	4,074
5.00%, 2/1/34, Continuously Callable @100	4,000	4,074
Main Street Market Square Redevelopment Authority Tax Allocation (INS - Build America Mutual Assurance Co.)
5.00%, 9/1/29, Continuously Callable @100	1,215	1,272
5.00%, 9/1/30, Continuously Callable @100	1,380	1,445
5.00%, 9/1/31, Continuously Callable @100	2,000	2,094
5.00%, 9/1/32, Continuously Callable @100	1,500	1,570
5.00%, 9/1/33, Continuously Callable @100	2,680	2,798
Matagorda County Navigation District No. 1 Revenue, 4.00%, 6/1/30, Continuously Callable @100	5,405	5,359
Mesquite Health Facilities Development Corp. Revenue
5.00%, 2/15/26 (h)(k)	3,100	2,458
5.00%, 2/15/35, Continuously Callable @100 (h)(k)	1,075	852
New Hope Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/1/31, Continuously Callable @102	1,000	1,005
4.00%, 11/1/36, Continuously Callable @102	1,475	1,266
Series A, 5.00%, 7/1/30 (h)	7,500	6,000
Series A, 5.00%, 7/1/35 (h)	9,000	7,200
Newark Higher Education Finance Corp. Revenue
4.00%, 4/1/32, Continuously Callable @100	1,635	1,651
4.00%, 4/1/33, Continuously Callable @100	2,000	2,013
4.00%, 4/1/34, Continuously Callable @100	4,470	4,482
4.00%, 4/1/35, Continuously Callable @100	1,650	1,640
4.00%, 4/1/36, Continuously Callable @100	2,150	2,104
North East Texas Regional Mobility Authority Revenue
5.00%, 1/1/36, Continuously Callable @100	7,000	7,074
Series B, 5.00%, 1/1/36, Continuously Callable @100	5,485	5,545
North Texas Tollway Authority Revenue
4.00%, 1/1/44, Continuously Callable @100	1,085	1,020
Series A, 5.00%, 1/1/32, Continuously Callable @100	8,000	8,350
Series A, 5.00%, 1/1/34, Continuously Callable @100	1,515	1,604
Series A, 4.00%, 1/1/39, Continuously Callable @100	13,535	13,266
Series B, 5.00%, 1/1/31, Continuously Callable @100	1,500	1,533
Series B, 5.00%, 1/1/34, Continuously Callable @100	7,500	7,801
North Texas Tollway Authority Revenue (INS - Assured Guaranty Corp.), 1/1/29(d)	20,000	16,012
North Texas Tollway Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series B, 4.00%, 1/1/35, Continuously Callable @100	2,000	2,020
Series B, 4.00%, 1/1/36, Continuously Callable @100	1,695	1,703
Permanent University Fund - University of Texas System Revenue
5.00%, 7/1/32, Continuously Callable @100	2,230	2,357
5.00%, 7/1/33, Continuously Callable @100	3,250	3,435
5.00%, 7/1/34, Continuously Callable @100	2,500	2,642
Port of Port Arthur Navigation District Revenue
Series B, 3.75%, 4/1/40, Continuously Callable @100 (j)	3,020	3,020
Series C, 3.77%, 4/1/40, Continuously Callable @100 (j)	1,010	1,010
San Antonio Education Facilities Corp. Revenue
4.00%, 4/1/38, Continuously Callable @100	160	146
4.00%, 4/1/39, Continuously Callable @100	1,000	908
4.00%, 4/1/40, Continuously Callable @100	1,000	905
4.00%, 4/1/41, Continuously Callable @100	895	766
San Antonio Housing Trust Finance Corp. Revenue (NBGA - Federal Home Loan Mortgage Corp.), 3.50%, 4/1/43, (Put Date 10/1/28)(c)	14,935	15,030

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/15/30, Continuously Callable @100	$2,145	$2,278
5.00%, 11/15/31, Continuously Callable @100	2,250	2,387
5.00%, 11/15/32, Continuously Callable @100	2,365	2,503
5.00%, 11/15/37, Continuously Callable @100	2,175	2,245
Series B, 5.00%, 7/1/37, Continuously Callable @100	18,225	18,942
Series B, 5.00%, 7/1/38, Continuously Callable @100	19,115	19,800
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, 5.00%, 12/15/30	9,835	10,285
Texas Private Activity Bond Surface Transportation Corp. Revenue
4.00%, 6/30/38, Continuously Callable @100	3,300	3,038
4.00%, 12/31/38, Continuously Callable @100	3,850	3,526
4.00%, 6/30/39, Continuously Callable @100	2,150	1,964
Trophy Club Public Improvement District No. 1 Special Assessment (INS - Assured Guaranty Municipal Corp.), 5.00%, 6/1/33, Continuously Callable @100	6,960	7,228
		362,571
Utah (0.2%):
Jordanelle Special Service District Special Assessment
Series A, 12.00%, 8/1/30, Continuously Callable @100 (a)	2,784	2,789
Series B, 12.00%, 8/1/30, Continuously Callable @100 (a)	1,524	1,527
Military Installation Development Authority Revenue
Series A-1, 4.00%, 6/1/36, Continuously Callable @103	1,045	876
Series A-1, 4.00%, 6/1/41, Continuously Callable @103	1,000	789
		5,981
Vermont (0.3%):
Vermont Economic Development Authority Revenue
4.00%, 5/1/33, Continuously Callable @103	3,950	3,480
4.00%, 5/1/37, Continuously Callable @103	4,190	3,524
Vermont Educational & Health Buildings Financing Agency Revenue, Series A, 5.00%, 12/1/36, Continuously Callable @100	2,500	2,574
		9,578
Virgin Islands (0.2%):
Virgin Islands Public Finance Authority Revenue, 5.00%, 9/1/30, Continuously Callable @100(a)	6,500	6,839

Virginia (0.6%):
Chesapeake Hospital Authority Revenue
4.00%, 7/1/36, Continuously Callable @100	1,175	1,153
4.00%, 7/1/37, Continuously Callable @100	1,205	1,166
Stafford County Economic Development Authority Revenue
5.00%, 6/15/33, Continuously Callable @100	750	782
5.00%, 6/15/34, Continuously Callable @100	2,620	2,719
5.00%, 6/15/35, Continuously Callable @100	1,930	1,983
Virginia College Building Authority Revenue, 4.00%, 2/1/36, Continuously Callable @100	3,000	3,063
Virginia Small Business Financing Authority Revenue
Series A, 4.00%, 1/1/37, Continuously Callable @103	500	474
Series A, 4.00%, 1/1/38, Continuously Callable @103	6,000	5,634
Series A, 4.00%, 1/1/39, Continuously Callable @103	7,000	6,496
		23,470
Washington (0.4%):
Washington Health Care Facilities Authority Revenue
5.00%, 7/1/35, Continuously Callable @100	2,355	2,457
5.00%, 8/15/35, Continuously Callable @100	1,775	1,828
5.00%, 7/1/36, Continuously Callable @100	2,250	2,334
5.00%, 8/15/36, Continuously Callable @100	2,500	2,560
4.00%, 7/1/37, Continuously Callable @100	3,125	2,977
5.00%, 8/15/37, Continuously Callable @100	2,400	2,447

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Washington State Housing Finance Commission Revenue, Series A-1, 3.50%, 12/20/35	$2,638	$2,322
		16,925
West Virginia (0.4%):
West Virginia Hospital Finance Authority Revenue
5.00%, 6/1/33, Continuously Callable @100	1,850	1,936
5.00%, 6/1/34, Continuously Callable @100	2,970	3,088
5.00%, 1/1/35, Continuously Callable @100	2,920	3,014
5.00%, 6/1/35, Continuously Callable @100	2,405	2,486
5.00%, 1/1/36, Continuously Callable @100	2,065	2,117
5.00%, 9/1/38, Continuously Callable @100	1,000	1,013
5.00%, 9/1/39, Continuously Callable @100	1,000	1,011
		14,665
Wisconsin (1.5%):
Public Finance Authority Revenue
3.00%, 4/1/25 (a)	230	226
4.00%, 3/1/29 (a)	890	840
4.00%, 6/15/29, Continuously Callable @100 (a)	260	244
4.00%, 9/1/29, Continuously Callable @103 (a)	1,250	1,192
4.00%, 3/1/30 (a)	950	885
4.00%, 3/1/34, Continuously Callable @100 (a)	3,520	3,131
5.25%, 5/15/37, Continuously Callable @102 (a)	1,000	923
5.00%, 6/15/39, Continuously Callable @100 (a)	410	380
5.00%, 9/1/39, Continuously Callable @103 (a)	2,230	2,151
5.00%, 1/1/40, Continuously Callable @100	3,500	3,451
5.00%, 4/1/40, Continuously Callable @100 (a)	1,175	1,125
4.00%, 7/1/41, Continuously Callable @100 (a)	675	557
4.00%, 1/1/42, Continuously Callable @103	1,150	1,020
4.00%, 4/1/42, Continuously Callable @100 (a)	900	732
5.00%, 4/1/43, Continuously Callable @100	4,185	3,947
5.00%, 1/1/45, Continuously Callable @100	3,275	3,174
Series A, 5.25%, 10/1/38, Continuously Callable @100	3,250	3,308
Series A, 4.00%, 7/1/41, Continuously Callable @100	770	640
Series A, 5.00%, 11/15/41, Continuously Callable @103	4,480	4,421
Series D, 4.05%, 11/1/30, Continuously Callable @100	1,500	1,482
Wisconsin Health & Educational Facilities Authority Revenue
4.00%, 1/1/27	360	345
4.00%, 1/1/28, Continuously Callable @103	370	347
4.00%, 1/1/29, Continuously Callable @103	390	359
4.00%, 1/1/30, Continuously Callable @103	405	366
5.00%, 8/15/34, Continuously Callable @100	1,000	1,027
4.00%, 9/15/36, Continuously Callable @103	530	457
4.00%, 11/15/36, Continuously Callable @100	9,830	9,649
4.00%, 1/1/37, Continuously Callable @103	1,460	1,217
4.00%, 3/15/40, Continuously Callable @100	750	663
4.00%, 9/15/41, Continuously Callable @103	510	415
4.00%, 12/1/41, Continuously Callable @100	850	657
Series A, 5.13%, 4/15/31, Pre-refunded 4/15/23 @ 100	5,000	5,031
Wisconsin Health & Educational Facilities Authority Revenue (INS - Assured Guaranty Corp.)
4.00%, 2/15/35, Continuously Callable @100	500	503
4.00%, 2/15/37, Continuously Callable @100	1,000	983
		55,848
Total Municipal Bonds (Cost $3,881,268)		3,758,352

Total Investments (Cost $3,881,268) — 99.0%		3,758,352
Other assets in excess of liabilities — 1.0%		36,749
NET ASSETS - 100.00%		$3,795,101

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of December 31, 2022, the fair value of these securities was $114,624 thousands and amounted to 3.0% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2022.
(c)	Put Bond.
(d)	Zero-coupon bond.
(e)	Stepped-coupon security converts to coupon form on 11/1/25 with a rate of 4.00%
(f)	Stepped-coupon security converts to coupon form on 11/1/25 with a rate of 4.35%
(g)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.
(h)	Currently the issuer is in default with respect to interest and/or principal payments.
(i)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At December 31, 2022, illiquid securities were 0.2% of the Fund’s net assets.
(j)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Issuer filed for bankruptcy.

AMBAC—American Municipal Bond Assurance Corporation

bps—Basis points

Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO—General Obligation

IDA—Industrial Development Authority

LIBOR—London Interbank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of December 31, 2022, based on the last reset date of the security

MUNIPSA—Municipal Swap Index

SOFR—Secured Overnight Financing Rate

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guaranteed agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Tax Exempt Long-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

Corporate Bonds (0.1%)
Industrials (0.1%):
Northwest Senior Housing Corp. - Edgemere Project, Promissory Note, DIP Loan, 10.00%, 12/31/23 (a)(b)	$992	$992
Total Corporate Bonds (Cost $992)		992

Municipal Bonds (98.4%)
Alabama (0.6%):
DCH Healthcare Authority Revenue, Series A, 4.00%, 6/1/51, Continuously Callable @100	4,000	3,465
Homewood Educational Building Authority Revenue
5.00%, 12/1/47, Continuously Callable @100	4,500	4,571
Series A, 4.00%, 12/1/51, Continuously Callable @100	3,000	2,542
		10,578
Alaska (0.1%):
Northern Tobacco Securitization Corp. Revenue, Series A, 4.00%, 6/1/50, Continuously Callable @100	1,000	855

Arizona (2.0%):
Arizona IDA Revenue
5.00%, 7/1/52, Continuously Callable @100	1,725	1,739
Series A, 5.00%, 7/1/47, Continuously Callable @100	600	565
City of Phoenix Civic Improvement Corp. Revenue (INS - National Public Finance Guarantee Corp.)
Series B, 5.50%, 7/1/29	1,000	1,161
Series B, 5.50%, 7/1/30	1,500	1,771
Maricopa County IDA Revenue
5.00%, 7/1/47, Continuously Callable @100	1,600	1,586
Series A, 4.00%, 7/1/56, Continuously Callable @100	1,000	833
Pinal County Electric District No. 3 Revenue, 4.00%, 7/1/41, Continuously Callable @100	10,000	9,640
Tempe IDA Revenue, 4.00%, 12/1/46, Continuously Callable @102	2,500	1,753
The City of Phoenix IDA Revenue
5.00%, 7/1/41, Continuously Callable @100	1,200	1,206
5.00%, 7/1/42, Continuously Callable @100	1,250	1,231
5.00%, 7/1/44, Continuously Callable @100	6,000	6,006
The Pima County IDA Revenue, Series A, 6.88%, 11/15/52, Continuously Callable @103(c)	3,750	3,838
The Pima County IDA Revenue, 4.00%, 6/15/51, Continuously Callable @100(c)	2,500	1,834
The Pima County IDA Revenue, 4.00%, 9/1/29, Continuously Callable @100	3,000	2,989
The Yavapai County IDA Revenue, 4.00%, 8/1/43, Continuously Callable @100	1,725	1,575
		37,727
Arkansas (0.2%):
Arkansas Development Finance Authority Revenue (INS - AMBAC Assurance Corp.)
7/1/28 (d)	1,000	826
7/1/29 (d)	1,165	927
7/1/30 (d)	1,150	882
7/1/36 (d)	2,500	1,456
		4,091
California (5.1%):
California Educational Facilities Authority Revenue, Series A, 5.00%, 10/1/52, Continuously Callable @100	3,000	2,920
California Health Facilities Financing Authority Revenue, 5.00%, 11/15/56, Continuously Callable @100	1,000	1,026
California State Public Works Board Revenue
5.00%, 6/1/31, Continuously Callable @100	2,950	2,977

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 10/1/39, Continuously Callable @100	$3,500	$3,640
Cerritos Community College District, GO
Series D, 8/1/31 (d)	1,000	770
Series D, 8/1/32 (d)	2,500	1,849
Series D, 8/1/33 (d)	2,175	1,536
Series D, 8/1/34 (d)	1,000	671
Series D, 8/1/35 (d)	1,500	950
Series D, 8/1/36 (d)	2,200	1,320
Coachella Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series D, 8/1/41(d)	8,500	3,816
El Camino Community College District, GO
Series C, 8/1/34 (d)	3,000	1,992
Series C, 8/1/38 (d)	3,000	1,591
El Monte Union High School District, GO (INS - Assured Guaranty Municipal Corp.), 6/1/42 (d)	10,000	4,315
Golden State Tobacco Securitization Corp. Revenue, Series A, 5.00%, 6/1/30, Pre-refunded 6/1/23 @ 100	2,000	2,017
Indio Redevelopment Agency Successor Agency Tax Allocation, Series A, 5.25%, 8/15/35, Continuously Callable @100	1,440	1,442
Los Alamitos Unified School District Certificate of Participation
8/1/34, Continuously Callable @100 (e)	1,200	1,262
8/1/42, Continuously Callable @100 (f)	4,500	4,623
Paramount Unified School District, GO
8/1/34 (d)	1,860	1,245
8/1/35 (d)	2,000	1,267
8/1/36 (d)	2,750	1,642
8/1/37 (d)	2,750	1,500
Sacramento City Schools Joint Powers Financing Authority Revenue (INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 3/1/36, Continuously Callable @100	2,560	2,626
Series A, 5.00%, 3/1/40, Continuously Callable @100	2,000	2,052
San Diego Public Facilities Financing Authority Revenue, Series A, 5.00%, 10/15/44, Continuously Callable @100	2,500	2,578
San Ysidro School District, GO (INS - Assured Guaranty Municipal Corp.)
Series G, 8/1/36 (d)	13,605	7,820
Series G, 8/1/37 (d)	14,285	7,735
Santa Ana Unified School District Certificate of Participation (INS - Assured Guaranty Municipal Corp.), 4/1/29(d)	15,000	11,675
State of California, GO
5.00%, 2/1/38, Continuously Callable @100	6,750	6,761
5.00%, 10/1/47, Continuously Callable @100	5,000	5,211
Stockton Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series D, 8/1/34(d)	8,885	5,897
		96,726
Colorado (2.4%):
Colorado Educational & Cultural Facilities Authority Revenue
4.00%, 12/1/48, Continuously Callable @100	2,500	2,108
4.00%, 1/1/52, Continuously Callable @100	675	522
5.00%, 4/1/53, Continuously Callable @100	750	753
4.00%, 1/1/62, Continuously Callable @100	795	586
Series A, 5.25%, 4/1/43, Pre-refunded 4/1/23 @ 100	2,500	2,512
Colorado Health Facilities Authority Revenue
5.00%, 6/1/45, Pre-refunded 6/1/25 @ 100	6,000	6,316
5.00%, 6/1/47, Pre-refunded 6/1/27 @ 100	1,250	1,365
5.50%, 11/1/47, Continuously Callable @100	1,000	1,048
4.00%, 12/1/50, Continuously Callable @103	7,250	5,827
Series A, 4.00%, 8/1/44, Continuously Callable @100	2,070	1,766
Series A, 4.00%, 9/1/50, Continuously Callable @100	1,500	1,235
Denver Health & Hospital Authority Revenue, Series A, 4.00%, 12/1/40, Continuously Callable @100	750	637

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
E-470 Public Highway Authority Revenue (INS - National Public Finance Guarantee Corp.), Series B, 9/1/35, Continuously Callable @64(d)	$10,000	$5,470
Park Creek Metropolitan District Revenue
5.00%, 12/1/45, Continuously Callable @100	1,000	1,014
5.00%, 12/1/46, Continuously Callable @100	2,500	2,533
5.00%, 12/1/51, Continuously Callable @100	2,000	2,020
Rampart Range Metropolitan District No. 1 Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 12/1/47, Continuously Callable @100	4,000	4,161
Regional Transportation District Certificate of Participation, Series A, 5.00%, 6/1/44, Pre-refunded 6/1/23 @ 100	5,000	5,038
Southlands Metropolitan District No. 1, GO, Series A-1, 5.00%, 12/1/47, Continuously Callable @100	1,000	874
		45,785
Connecticut (0.7%):
Connecticut State Health & Educational Facilities Authority Revenue
Series A, 4.00%, 7/1/49, Continuously Callable @100	3,000	2,492
Series U, 4.00%, 7/1/52, Continuously Callable @100	3,000	2,564
State of Connecticut, GO
Series A, 5.00%, 4/15/38, Continuously Callable @100	5,500	5,859
Series A, 5.00%, 4/15/39, Continuously Callable @100	1,550	1,664
		12,579
District of Columbia (0.3%):
District of Columbia Revenue
6.00%, 7/1/43, Pre-refunded 7/1/23 @ 100	1,700	1,724
6.00%, 7/1/48, Pre-refunded 7/1/23 @ 100	1,450	1,470
5.00%, 7/1/49, Continuously Callable @100	1,275	1,225
5.00%, 7/1/54, Continuously Callable @100	1,140	1,079
		5,498
Florida (7.0%):
Alachua County Health Facilities Authority Revenue, 4.00%, 10/1/46, Continuously Callable @103	700	547
City of Atlantic Beach Revenue
Series A, 5.00%, 11/15/53, Continuously Callable @103	2,000	1,839
Series B, 5.63%, 11/15/43, Continuously Callable @100	7,000	7,014
City of Jacksonville Revenue, 4.00%, 11/1/45, Continuously Callable @100	2,500	2,244
City of Pompano Beach Revenue
4.00%, 9/1/50, Continuously Callable @103	8,000	6,077
Series A, 4.00%, 9/1/51, Continuously Callable @103	2,895	2,186
County of Miami-Dade Florida Water & Sewer System Revenue
4.00%, 10/1/46, Continuously Callable @100	3,000	2,794
Serie B, 4.00%, 10/1/44, Continuously Callable @100	21,500	20,477
County of Miami-Dade Rickenbacker Causeway Revenue, 5.00%, 10/1/43, Continuously Callable @100	1,750	1,767
County of Miami-Dade Seaport Department Revenue, Series A-2, 4.00%, 10/1/49, Continuously Callable @100	4,000	3,683
County of Polk Florida Utility System Revenue, 4.00%, 10/1/43, Continuously Callable @100	2,000	1,918
Escambia County Health Facilities Authority Revenue
4.00%, 8/15/45, Continuously Callable @100	6,265	5,453
4.00%, 8/15/50, Continuously Callable @100	5,050	4,289
Florida Development Finance Corp. Revenue
4.00%, 7/1/45, Continuously Callable @100	600	484
4.00%, 2/1/52, Continuously Callable @100	4,000	3,068
4.00%, 7/1/55, Continuously Callable @100	500	376
Series A, 5.00%, 6/15/55, Continuously Callable @100	1,500	1,409
Florida Higher Educational Facilities Financial Authority Revenue
5.00%, 3/1/44, Continuously Callable @100	4,280	3,879
4.00%, 10/1/44, Continuously Callable @100	1,400	1,199

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 3/1/49, Continuously Callable @100	$1,250	$1,093
4.00%, 10/1/49, Continuously Callable @100	1,150	949
Halifax Hospital Medical Center Revenue, 5.00%, 6/1/46, Pre-refunded 6/1/25 @ 100	3,000	3,158
Lee County IDA Revenue
5.00%, 11/15/49, Continuously Callable @103	12,350	11,886
Series A, 5.25%, 10/1/52, Continuously Callable @103	1,000	871
Lee Memorial Health System Revenue, Series A-1, 4.00%, 4/1/49, Continuously Callable @100	4,500	3,975
Miami Beach Health Facilities Authority Revenue, 4.00%, 11/15/51, Continuously Callable @100	2,500	2,093
Miami-Dade County Expressway Authority Revenue
Series A, 5.00%, 7/1/39, Continuously Callable @100	5,000	5,056
Series A, 5.00%, 7/1/40, Continuously Callable @100	5,000	5,003
Miami-Dade County Health Facilities Authority Revenue, 4.00%, 8/1/47, Continuously Callable @100	2,000	1,741
Orange County Health Facilities Authority Revenue, Series B, 4.00%, 10/1/45, Continuously Callable @100	1,500	1,369
Palm Beach County Educational Facilities Authority Revenue, 4.00%, 10/1/51, Continuously Callable @100	2,070	1,694
Palm Beach County Health Facilities Authority Revenue
5.00%, 11/15/45, Continuously Callable @103	150	144
5.00%, 5/15/47, Continuously Callable @100	5,000	4,192
Series A, 5.00%, 11/1/52, Continuously Callable @100	250	245
Series B, 5.00%, 11/15/42, Continuously Callable @103	1,000	984
Polk County IDA Revenue
5.00%, 1/1/49, Continuously Callable @103	1,000	900
5.00%, 1/1/55, Continuously Callable @103	1,000	885
Sarasota County Health Facilities Authority Revenue, 5.00%, 5/15/48, Continuously Callable @103	1,835	1,707
Sarasota County Public Hospital District Revenue, 4.00%, 7/1/52, Continuously Callable @100	5,000	4,414
St. Johns County IDA Revenue, 4.00%, 8/1/55, Continuously Callable @103	6,000	5,159
Tampa Housing Authority Revenue, 4.85%, 7/1/36, Callable 2/1/23 @ 100	2,200	2,202
Volusia County Educational Facility Authority Revenue, Series B, 5.00%, 10/15/45, Pre-refunded 4/15/25 @ 100	2,000	2,099
		132,522
Georgia (1.2%):
Crisp County Hospital Authority Revenue, 4.00%, 7/1/51, Continuously Callable @100	3,000	2,697
Gainesville & Hall County Hospital Authority Revenue, 4.00%, 2/15/45, Continuously Callable @100	15,000	13,849
Glynn-Brunswick Memorial Hospital Authority Revenue, 5.00%, 8/1/43, Continuously Callable @100	1,500	1,507
Main Street Natural Gas, Inc. Revenue, Series A, 5.00%, 5/15/49	3,000	2,948
Municipal Electric Authority of Georgia Revenue, 4.00%, 1/1/51, Continuously Callable @100	1,100	926
Private Colleges & Universities Authority Revenue, 4.00%, 6/1/45, Continuously Callable @100	1,700	1,490
		23,417
Illinois (14.8%):
Bureau County Township High School District No. 502, GO (INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 12/1/37, Pre-refunded 12/1/27 @ 100	1,530	1,675
Series A, 5.00%, 12/1/38, Pre-refunded 12/1/27 @ 100	1,555	1,703
Series A, 5.00%, 12/1/39, Pre-refunded 12/1/27 @ 100	1,400	1,533
Chicago Board of Education, GO
Series A, 5.00%, 12/1/47, Continuously Callable @100	1,800	1,706
Series A, 4.00%, 12/1/47, Continuously Callable @100	8,220	6,670

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series H, 5.00%, 12/1/36, Continuously Callable @100	$5,000	$5,025
Chicago Midway International Airport Revenue
Series B, 5.00%, 1/1/41, Continuously Callable @100	2,500	2,524
Series B, 5.00%, 1/1/46, Continuously Callable @100	3,500	3,508
Chicago O’Hare International Airport Revenue
5.75%, 1/1/43, Continuously Callable @100	5,000	5,010
Series C, 4.00%, 1/1/38, Continuously Callable @100	1,000	973
Series C, 5.00%, 1/1/41, Continuously Callable @100	5,000	5,162
Chicago Park District, GO
Series A, 5.00%, 1/1/40, Continuously Callable @100	3,000	3,064
Series F-2, 5.00%, 1/1/40, Continuously Callable @100	1,125	1,176
City of Chicago Wastewater Transmission Revenue
5.00%, 1/1/44, Continuously Callable @100	4,000	4,014
Series A, 5.00%, 1/1/47, Continuously Callable @100	3,000	3,033
Series C, 5.00%, 1/1/39, Continuously Callable @100	3,000	3,054
City of Chicago Waterworks Revenue, 5.00%, 11/1/44, Continuously Callable @100	3,000	3,008
City of Galesburg Revenue, Series A, 4.00%, 10/1/46, Continuously Callable @100	4,000	3,551
City of Springfield Electric Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 3/1/40, Continuously Callable @100	3,000	3,063
Cook County Community College District No. 508, GO (INS - Build America Mutual Assurance Co.), 5.00%, 12/1/47, Continuously Callable @100	9,500	9,760
Cook County Sales Tax Revenue, 5.00%, 11/15/38, Continuously Callable @100	7,750	8,070
County of Will, GO, 4.00%, 11/15/47, Continuously Callable @100	2,000	1,961
Illinois Finance Authority Revenue
3.90%, 3/1/30, Continuously Callable @100	14,000	14,190
5.50%, 4/1/32, Continuously Callable @100	7,065	6,862
4.00%, 2/1/33, Continuously Callable @100	6,000	6,012
5.00%, 5/15/37, Continuously Callable @100	700	678
4.00%, 3/1/38, Continuously Callable @100	2,000	1,917
4.00%, 2/15/41, Pre-refunded 2/15/27 @ 100	20	21
5.00%, 8/1/42, Continuously Callable @100	750	751
5.00%, 1/1/44, Pre-refunded 1/1/28 @ 100	10,000	10,960
5.00%, 8/15/44, Continuously Callable @100	2,000	1,965
4.00%, 12/1/46, Continuously Callable @100	4,500	3,715
5.00%, 2/15/47, Continuously Callable @100	1,000	891
5.00%, 5/15/47, Continuously Callable @100	1,155	1,078
5.00%, 8/1/47, Continuously Callable @100	750	738
5.00%, 12/1/47, Continuously Callable @100	2,000	1,842
5.00%, 10/1/49, Continuously Callable @100	1,250	1,273
5.00%, 2/15/50, Continuously Callable @100	500	437
5.00%, 10/1/51, Continuously Callable @100	1,000	1,017
5.00%, 3/1/52, Continuously Callable @100	1,075	1,022
4.00%, 10/1/55, Continuously Callable @100	2,000	1,624
Series A, 4.00%, 7/1/38, Pre-refunded 7/1/26 @ 100	5,000	5,197
Series A, 4.00%, 10/1/40, Continuously Callable @100	12,395	11,690
Series A, 6.00%, 7/1/43, Continuously Callable @100	5,000	5,070
Series A, 4.00%, 8/1/51, Continuously Callable @100	3,500	2,795
Series C, 4.00%, 2/15/41, Pre-refunded 2/15/27 @ 100	485	506
Series C, 4.00%, 2/15/41, Continuously Callable @100	10,495	10,135
Illinois State Toll Highway Authority Revenue, Series A, 4.00%, 1/1/46, Continuously Callable @100	4,000	3,803
Metropolitan Pier & Exposition Authority Revenue
5.00%, 6/15/42, Continuously Callable @100	2,000	2,012
5.00%, 6/15/50, Continuously Callable @100	7,500	7,341
Northern Illinois Municipal Power Agency Revenue, Series A, 4.00%, 12/1/41, Continuously Callable @100	9,000	8,482

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.), Series B, 4.00%, 4/1/41, Continuously Callable @100	$600	$564
Regional Transportation Authority Revenue (INS - National Public Finance Guarantee Corp.), 6.50%, 7/1/30	37,550	44,276
Sangamon County Water Reclamation District, GO
Series A, 4.00%, 1/1/49, Continuously Callable @100	15,000	14,083
Series A, 5.75%, 1/1/53, Continuously Callable @100	2,000	2,099
State of Illinois, GO
5.50%, 5/1/39, Continuously Callable @100	2,275	2,369
Series A, 5.00%, 10/1/33, Continuously Callable @100	2,000	2,061
State of Illinois, GO (INS - Assured Guaranty Municipal Corp.)
4.00%, 2/1/31, Continuously Callable @100	1,000	1,001
4.00%, 2/1/32, Continuously Callable @100	1,000	996
Series A, 5.00%, 4/1/29, Continuously Callable @100	8,000	8,022
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 12/1/46, Continuously Callable @100	10,000	10,569
		279,307
Indiana (1.8%):
Evansville Redevelopment Authority Revenue (INS - Build America Mutual Assurance Co.)
4.00%, 2/1/38, Continuously Callable @100	5,540	5,390
4.00%, 2/1/39, Continuously Callable @100	3,605	3,483
Indiana Finance Authority Revenue
5.00%, 2/1/40, Continuously Callable @100	1,495	1,509
5.00%, 11/15/43, Continuously Callable @103	1,970	1,848
5.00%, 11/15/48, Continuously Callable @103	3,895	3,573
4.00%, 11/15/51, Continuously Callable @100	1,030	722
Series A, 5.50%, 4/1/46, Continuously Callable @100	5,000	5,080
Series A, 5.50%, 7/1/52, Continuously Callable @100	4,500	4,759
Richmond Hospital Authority Revenue, Series A, 5.00%, 1/1/39, Continuously Callable @100	7,000	7,078
		33,442
Iowa (0.6%):
Iowa Finance Authority Revenue
Series A, 5.00%, 5/15/43, Continuously Callable @100	6,235	5,363
Series B, 5.00%, 2/15/48, Continuously Callable @100	4,000	4,074
Iowa Higher Education Loan Authority Revenue, 5.38%, 10/1/52, Continuously Callable @100	1,000	1,024
Iowa Tobacco Settlement Authority Revenue, Series A-2, 4.00%, 6/1/49, Continuously Callable @100	1,000	858
		11,319
Kansas (1.0%):
City of Coffeyville Electric System Revenue (INS - National Public Finance Guarantee Corp.), Series B, 5.00%, 6/1/42, Pre-refunded 6/1/25 @ 100(c)	2,500	2,634
City of Lawrence Revenue, Series A, 5.00%, 7/1/48, Continuously Callable @100	5,000	5,004
City of Manhattan Revenue
Series A, 4.00%, 6/1/46, Continuously Callable @103	1,000	730
Series A, 4.00%, 6/1/52, Continuously Callable @103	1,500	1,025
Wyandotte County-Kansas City Unified Government Tax Allocation, 5.75%, 3/1/41, Continuously Callable @103(c)	7,600	7,254
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series A, 5.00%, 9/1/45, Continuously Callable @100	2,000	2,030
		18,677
Kentucky (1.1%):
City of Ashland Revenue, 5.00%, 2/1/40, Continuously Callable @100	1,000	1,008
City of Hazard Revenue, 4.00%, 7/1/51, Continuously Callable @100	3,000	2,538
Kentucky Bond Development Corp. Revenue, 4.00%, 6/1/51, Continuously Callable @100	1,070	901

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Kentucky Economic Development Finance Authority Revenue
5.00%, 5/15/46, Continuously Callable @100	$5,500	$4,221
Series B, 5.00%, 8/15/41, Continuously Callable @100	3,000	3,044
Kentucky Economic Development Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4.00%, 12/1/41, Continuously Callable @100	500	457
Series A, 5.00%, 12/1/45, Continuously Callable @100	2,000	2,019
Louisville Jefferson County Metropolitan Government Revenue, Series A, 5.00%, 5/15/52, Continuously Callable @100	6,000	5,922
		20,110
Louisiana (3.9%):
City of Shreveport Water & Sewer Revenue
5.00%, 12/1/40, Continuously Callable @100	1,000	1,028
Series B, 5.00%, 12/1/41, Continuously Callable @100	5,500	5,696
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 5.00%, 12/1/41, Continuously Callable @100	2,100	2,163
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.), Series B, 4.00%, 12/1/37, Continuously Callable @100	1,100	1,081
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Corp.), Series B, 4.00%, 12/1/49, Continuously Callable @100	1,000	818
Jefferson Sales Tax District Revenue, Series B, 4.00%, 12/1/42, Continuously Callable @100	7,000	6,709
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 3.50%, 11/1/32, Continuously Callable @100	6,250	5,826
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 10/1/39, Continuously Callable @100	1,685	1,724
4.00%, 10/1/46, Continuously Callable @100	8,210	7,521
5.00%, 10/1/48, Continuously Callable @100	5,000	5,090
Louisiana Public Facilities Authority Revenue
4.00%, 5/15/41, Pre-refunded 5/15/26 @ 100	15	16
4.00%, 5/15/41, Continuously Callable @100	1,235	1,174
5.00%, 11/1/45, Pre-refunded 11/1/25 @ 100	6,000	6,373
5.00%, 5/15/46, Continuously Callable @100	5,000	5,073
5.00%, 7/1/52, Continuously Callable @100	400	404
4.00%, 1/1/56, Continuously Callable @100	9,000	7,332
5.00%, 7/1/57, Continuously Callable @100	2,000	2,014
Series A, 4.00%, 12/15/50, Pre-refunded 12/15/27 @ 100	30	32
Series A, 4.00%, 12/15/50, Continuously Callable @100	970	871
Louisiana Public Facilities Authority Revenue (INS - Build America Mutual Assurance Co.), 5.25%, 6/1/51, Pre-refunded 6/1/25 @ 100	5,000	5,290
State of Louisiana Gasoline & Fuels Tax Revenue, Series C, 5.00%, 5/1/45, Continuously Callable @100	6,000	6,204
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/35, Continuously Callable @100	1,500	1,512
		73,951
Maine (0.4%):
Maine Health & Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/1/46, Continuously Callable @100	9,000	7,633

Massachusetts (1.7%):
Massachusetts Development Finance Agency Revenue
5.00%, 4/15/40, Continuously Callable @100	1,000	989
5.00%, 7/1/46, Continuously Callable @100	4,000	4,009
5.00%, 7/1/47, Continuously Callable @100	2,280	2,234
4.00%, 7/1/51, Continuously Callable @100	1,000	839
5.00%, 7/1/52, Continuously Callable @100	1,500	1,462

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 5.50%, 7/1/44, Continuously Callable @100	$2,000	$1,794
Series A, 4.00%, 10/1/46, Continuously Callable @100	3,370	2,875
Series A, 4.00%, 6/1/49, Pre-refunded 6/1/29 @ 100	1,000	1,077
Series B, 4.00%, 6/1/50, Continuously Callable @100	1,700	1,424
Series B, 4.00%, 7/1/50, Continuously Callable @100	975	778
Series C, 4.00%, 10/1/45, Continuously Callable @100	1,250	1,133
Series D, 5.00%, 7/1/44, Continuously Callable @100	3,000	2,998
Series E, 4.00%, 7/1/38, Continuously Callable @100	1,000	912
Series J2, 5.00%, 7/1/53, Continuously Callable @100	10,000	10,014
		32,538
Michigan (2.3%):
County of Genesee, GO, Series B, 4.00%, 2/1/41, Continuously Callable @100	2,000	1,981
County of Genesee, GO (INS - Build America Mutual Assurance Co.), Series B, 5.00%, 2/1/46, Continuously Callable @100	2,900	2,984
Downriver Utility Wastewater Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 4/1/43, Continuously Callable @100	2,500	2,619
Flint Hospital Building Authority Revenue, 4.00%, 7/1/38, Continuously Callable @100	2,500	2,198
Jackson Public Schools, GO (NBGA - Michigan School Bond Qualification and Loan Program)
5.00%, 5/1/45, Continuously Callable @100	6,000	6,288
5.00%, 5/1/48, Continuously Callable @100	3,000	3,124
Karegnondi Water Authority Revenue, 5.00%, 11/1/45, Continuously Callable @100	2,750	2,806
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.), 5.00%, 5/1/45, Continuously Callable @100	4,000	4,130
Michigan Finance Authority Revenue
5.00%, 11/1/43, Continuously Callable @100	1,000	1,048
4.00%, 2/15/44, Continuously Callable @100	5,000	4,722
4.00%, 2/15/47, Continuously Callable @100	1,000	921
4.00%, 2/15/50, Continuously Callable @100	2,000	1,811
4.00%, 9/1/50, Continuously Callable @100	1,000	844
4.00%, 11/1/55, Continuously Callable @100	4,000	3,566
Series A, 4.00%, 11/15/50, Continuously Callable @100	3,000	2,679
Michigan State Building Authority Revenue, 4.00%, 10/15/49, Continuously Callable @100	2,500	2,358
		44,079
Missouri (3.1%):
Cape Girardeau County IDA Revenue
5.00%, 3/1/36, Continuously Callable @100	750	753
Series A, 6.00%, 3/1/33, Continuously Callable @103	2,080	2,146
Hannibal IDA Revenue, 5.00%, 10/1/47, Continuously Callable @100	3,000	2,982
Health & Educational Facilities Authority of the State of Missouri Revenue
4.00%, 8/1/36, Continuously Callable @100	440	371
5.00%, 5/15/40, Continuously Callable @103	5,510	4,806
4.00%, 8/1/41, Continuously Callable @100	410	326
4.00%, 2/1/48, Continuously Callable @100	10,000	7,652
4.00%, 2/15/51, Continuously Callable @100	1,000	834
Series A, 5.00%, 2/1/42, Continuously Callable @104	3,500	3,305
Series A, 5.00%, 11/15/43, Continuously Callable @100	1,000	1,027
Series A, 4.00%, 2/15/54, Continuously Callable @100	2,500	2,208
Missouri Development Finance Board Revenue
4.00%, 6/1/46, Continuously Callable @100	17,775	15,663
4.00%, 3/1/51, Continuously Callable @100	2,000	1,576
St. Louis County IDA Revenue
5.88%, 9/1/43, Continuously Callable @100	5,000	4,934
5.00%, 9/1/48, Continuously Callable @100	2,000	1,684

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
St. Louis Municipal Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 10/1/38, Continuously Callable @100	$3,065	$3,150
St. Louis Municipal Finance Corp. Revenue (INS - Assured Guaranty Corp.), 5.00%, 10/1/45, Continuously Callable @100	3,000	3,088
Stoddard County IDA Revenue, Series B, 6.00%, 3/1/37, Continuously Callable @103	1,875	1,934
		58,439
Montana (0.3%):
City of Forsyth Revenue, 3.90%, 3/1/31, Callable 3/1/23 @ 100	4,000	3,935
Montana Facility Finance Authority Revenue, Series A, 4.00%, 6/1/45, Continuously Callable @100	1,000	901
		4,836
Nebraska (1.3%):
Central Plains Energy Project Revenue, Series A, 5.00%, 9/1/42	13,665	13,768
Douglas County Hospital Authority No. 3 Revenue, 5.00%, 11/1/48, Continuously Callable @100	3,400	3,422
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue, 4.00%, 1/1/49, Continuously Callable @102	7,500	7,035
		24,225
Nevada (1.0%):
City of Carson City Revenue, 5.00%, 9/1/47, Continuously Callable @100	2,775	2,759
Las Vegas Convention & Visitors Authority Revenue
Series C, 4.00%, 7/1/41, Continuously Callable @100	4,400	4,154
Series C, 4.00%, 7/1/46, Continuously Callable @100	12,140	11,048
		17,961
New Hampshire (0.1%):
New Hampshire Business Finance Authority Revenue, 4.00%, 1/1/51, Continuously Callable @103	3,000	2,330

New Jersey (5.2%):
City of Newark Mass Transit Access Tax Revenue (INS - Assured Guaranty Corp.), 5.38%, 11/15/52, Continuously Callable @100	1,000	1,057
New Jersey Economic Development Authority Revenue
5.26% (MUNIPSA+160bps), 3/1/28, Callable 3/1/23 @ 100 (g)	20,000	20,187
5.00%, 6/15/40, Continuously Callable @100	8,125	8,177
5.00%, 6/15/40, Pre-refunded 6/15/24 @ 100	1,875	1,933
4.00%, 11/1/44, Continuously Callable @100	3,000	2,694
4.00%, 6/15/49, Continuously Callable @100	4,000	3,391
Series A, 5.00%, 6/15/47, Continuously Callable @100	3,000	3,028
Series A, 5.00%, 11/1/52, Continuously Callable @100	5,000	5,038
Series AAA, 5.00%, 6/15/41, Continuously Callable @100	4,000	4,081
Series B, 5.00%, 6/15/43, Continuously Callable @100	3,500	3,579
Series WW, 5.25%, 6/15/40, Continuously Callable @100	2,835	2,878
Series WW, 5.25%, 6/15/40, Pre-refunded 6/15/25 @ 100	165	175
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 6/1/42, Continuously Callable @100	1,200	1,223
New Jersey Educational Facilities Authority Revenue
Series B, 5.00%, 9/1/36, Continuously Callable @100	5,000	5,153
Series F, 5.00%, 7/1/47, Continuously Callable @100	3,000	2,626
New Jersey Health Care Facilities Financing Authority Revenue, 5.00%, 10/1/38, Continuously Callable @100	2,250	2,330
New Jersey Health Care Facilities Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 7/1/46, Continuously Callable @100	1,250	1,263
New Jersey Transportation Trust Fund Authority Revenue
5.25%, 6/15/43, Continuously Callable @100	4,000	4,153
5.00%, 6/15/48, Continuously Callable @100	4,000	4,051
Series A, 5.00%, 12/15/36, Continuously Callable @100	2,125	2,224
Series AA, 5.25%, 6/15/41, Continuously Callable @100	2,000	2,039

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series BB, 4.00%, 6/15/50, Continuously Callable @100	$15,000	$12,806
The Camden County Improvement Authority Revenue, 6.00%, 6/15/52, Continuously Callable @100	1,325	1,367
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 6/1/46, Continuously Callable @100	3,000	3,006
		98,459
New Mexico (0.4%):
New Mexico Hospital Equipment Loan Council Revenue, Series LA, 5.00%, 7/1/49, Continuously Callable @102	8,625	6,908
Winrock Town Center Tax Increment Development District Tax Allocation, 4.25%, 5/1/40, Continuously Callable @103(c)	670	554
		7,462
New York (2.7%):
Allegany County Capital Resource Corp. Revenue, Series A, 5.00%, 12/1/52, Continuously Callable @100	4,000	3,894
Build NVC Resource Corp. Revenue, 5.00%, 7/1/52, Continuously Callable @100	700	657
Metropolitan Transportation Authority Revenue
Series A, 11/15/32 (d)	5,000	3,422
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30) (h)	5,490	5,832
New York Liberty Development Corp. Revenue
5.25%, 10/1/35	16,130	17,730
2.80%, 9/15/69, Continuously Callable @100	1,500	1,345
New York State Dormitory Authority Revenue, Series A, 4.00%, 9/1/50, Continuously Callable @100	3,000	2,429
New York State Thruway Authority Revenue, Series A, 5.00%, 1/1/46, Continuously Callable @100	2,000	2,042
New York State Urban Development Corp. Revenue, Series A, 4.00%, 3/15/45, Continuously Callable @100	5,000	4,653
Triborough Bridge & Tunnel Authority Revenue
Series A, 11/15/31 (d)	5,000	3,665
Series A, 11/15/32 (d)	3,000	2,135
Series B, 11/15/32 (d)	2,500	1,792
TSASC, Inc. Revenue, Series A, 5.00%, 6/1/41, Continuously Callable @100	1,000	1,010
		50,606
North Carolina (0.2%):
North Carolina Medical Care Commission Revenue
5.00%, 1/1/49, Continuously Callable @104	2,725	2,623
Series A, 4.00%, 10/1/50, Continuously Callable @103	1,000	782
		3,405
North Dakota (0.5%):
City of Grand Forks Revenue, 4.00%, 12/1/51, Continuously Callable @100	2,375	1,908
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100	7,500	6,895
University of North Dakota Certificate of Participation (INS - Assured Guaranty Corp.), Series A, 4.00%, 6/1/51, Continuously Callable @100	1,500	1,338
		10,141
Ohio (2.6%):
City of Centerville Revenue, 5.25%, 11/1/47, Continuously Callable @100	2,700	2,428
City of Middleburg Heights Revenue, Series A, 4.00%, 8/1/47, Continuously Callable @100	2,000	1,761
County of Cuyahoga Revenue, 4.75%, 2/15/47, Continuously Callable @100	9,000	8,501
County of Franklin Revenue, Series B, 5.00%, 7/1/45, Continuously Callable @103	5,000	4,823
County of Hamilton Revenue, 5.00%, 1/1/51, Continuously Callable @100	2,500	2,259

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
County of Lucas Revenue, 5.25%, 11/15/48, Continuously Callable @100	$6,000	$5,241
County of Montgomery Revenue
4.00%, 11/15/42, Continuously Callable @100	2,500	2,209
4.00%, 11/15/45, Continuously Callable @100	2,000	1,708
County of Ross Revenue, 5.00%, 12/1/49, Continuously Callable @100	9,100	8,753
Ohio Higher Educational Facility Commission Revenue, 6.00%, 9/1/47, Continuously Callable @100	4,475	4,701
Ohio Turnpike & Infrastructure Commission Revenue, 5.25%, 2/15/33, Continuously Callable @100	2,000	2,005
State of Ohio Revenue
4.00%, 11/15/40, Continuously Callable @100	655	589
Series A, 4.00%, 1/15/50, Continuously Callable @100	5,000	4,301
		49,279
Oklahoma (1.0%):
Norman Regional Hospital Authority Revenue, 4.00%, 9/1/45, Continuously Callable @100	4,250	3,688
Oklahoma Development Finance Authority Revenue, Series B, 5.50%, 8/15/57, Continuously Callable @100	4,250	3,794
Oklahoma Municipal Power Authority Revenue, Series A, 4.00%, 1/1/47, Continuously Callable @100	10,000	9,011
Tulsa County Industrial Authority Revenue, 5.25%, 11/15/45, Continuously Callable @102	2,000	1,923
		18,416
Oregon (0.6%):
City of Keizer Special Assessment, 5.20%, 6/1/31, Continuously Callable @100	690	691
Deschutes County Hospital Facilities Authority Revenue, 4.00%, 1/1/46, Continuously Callable @100	2,000	1,784
Medford Hospital Facilities Authority Revenue, Series A, 4.00%, 8/15/50, Continuously Callable @100	3,800	3,403
Oregon State Facilities Authority Revenue, Series A, 4.00%, 10/1/51, Continuously Callable @100	1,000	835
Salem Hospital Facility Authority Revenue, 5.00%, 5/15/53, Continuously Callable @102	1,000	908
Union County Hospital Facility Authority Revenue
5.00%, 7/1/47, Continuously Callable @100	450	437
5.00%, 7/1/52, Continuously Callable @100	1,325	1,261
Yamhill County Hospital Authority Revenue
5.00%, 11/15/51, Continuously Callable @102	1,180	926
Series B-2, 2.13%, 11/15/27, Continuously Callable @100	1,000	905
Series B-3, 1.75%, 11/15/26, Continuously Callable @100	680	624
		11,774
Pennsylvania (9.3%):
Adams County General Authority Revenue, 4.00%, 8/15/45, Continuously Callable @100	7,400	6,752
Allegheny County Hospital Development Authority Revenue, 5.00%, 4/1/47, Continuously Callable @100	6,500	6,589
Allegheny County Sanitary Authority Revenue, 5.00%, 6/1/43, Continuously Callable @100	3,170	3,335
Allentown Commercial & IDA Revenue, 6.25%, 7/1/47, Continuously Callable @100(c)	5,000	4,708
Altoona Area School District, GO (INS - Build America Mutual Assurance Co.)
5.00%, 12/1/45, Pre-refunded 12/1/25 @ 100	1,000	1,065
5.00%, 12/1/48, Pre-refunded 12/1/25 @ 100	300	319
Armstrong School District, GO
Series A, 4.00%, 3/15/38, Continuously Callable @100	1,000	985
Series A, 4.00%, 3/15/41, Continuously Callable @100	2,250	2,193
Berks County IDA Revenue
5.00%, 5/15/48, Continuously Callable @102	1,000	916

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 11/1/50, Continuously Callable @100	$8,500	$5,477
Bucks County IDA Revenue, 4.00%, 8/15/50, Continuously Callable @100	3,000	2,562
CanonMcMillan School District, GO
4.00%, 6/1/44, Continuously Callable @100	3,500	3,352
4.00%, 6/1/48, Continuously Callable @100	1,105	1,028
4.00%, 6/1/50, Continuously Callable @100	6,065	5,624
Chester County IDA Revenue
6.00%, 10/15/52, Continuously Callable @100 (c)	1,775	1,744
Series A, 5.25%, 10/15/47, Continuously Callable @100	3,250	2,934
Commonwealth Financing Authority Revenue, 5.00%, 6/1/35, Continuously Callable @100	500	530
Commonwealth of Pennsylvania Certificate of Participation, Series A, 5.00%, 7/1/43, Continuously Callable @100	1,000	1,050
County of Lehigh Revenue, 4.00%, 7/1/49, Continuously Callable @100	11,000	9,673
Delaware County Authority Revenue, 5.00%, 10/1/39, Continuously Callable @100	2,250	2,237
Delaware River Joint Toll Bridge Commission Revenue, 5.00%, 7/1/47, Continuously Callable @100	5,000	5,150
Lancaster IDA Revenue, 4.00%, 7/1/51, Continuously Callable @103	1,000	741
Montgomery County Higher Education & Health Authority Revenue
4.00%, 9/1/49, Continuously Callable @100	2,500	2,136
4.00%, 9/1/51, Continuously Callable @100	3,500	2,929
Montgomery County IDA Revenue
5.00%, 12/1/48, Continuously Callable @102	2,000	1,856
5.00%, 12/1/49, Continuously Callable @103	2,000	2,030
Northampton County General Purpose Authority Revenue
4.00%, 8/15/40, Continuously Callable @100	4,000	3,732
5.00%, 8/15/48, Continuously Callable @100	2,440	2,459
Northeastern Pennsylvania Hospital & Education Authority Revenue
5.00%, 5/1/44, Continuously Callable @100	1,000	1,008
5.00%, 5/1/49, Continuously Callable @100	1,350	1,338
Pennsylvania Economic Development Financing Authority Revenue
4.00%, 7/1/46, Continuously Callable @103	1,000	815
Series A, 4.00%, 10/15/51, Continuously Callable @100	2,320	1,957
Pennsylvania Higher Educational Facilities Authority Revenue
Series A, 5.25%, 7/15/33, Pre-refunded 7/15/23 @ 100	1,970	1,994
Series A, 5.50%, 7/15/38, Pre-refunded 7/15/23 @ 100	2,750	2,786
Series A, 4.00%, 7/15/46, Continuously Callable @100	2,025	1,718
Pennsylvania Turnpike Commission Revenue
5.00%, 12/1/37, Continuously Callable @100	1,000	1,041
Series A, 4.00%, 12/1/49, Continuously Callable @100	5,000	4,477
Series A-1, 5.00%, 12/1/46, Continuously Callable @100	3,000	3,041
Series A-1, 5.00%, 12/1/47, Continuously Callable @100	4,000	4,116
Series A-2, 5.00%, 12/1/33, Continuously Callable @100	1,250	1,343
Series B, 5.00%, 6/1/39, Continuously Callable @100	8,000	8,217
Series B, 5.00%, 12/1/43, Continuously Callable @100	5,000	5,256
Series B, 5.25%, 12/1/44, Continuously Callable @100	10,000	10,161
Series B, 4.00%, 12/1/51, Continuously Callable @100	1,500	1,332
Series B, 4.00%, 12/1/51, Continuously Callable @100	8,990	8,489
Series B-1, 5.00%, 6/1/42, Continuously Callable @100	4,000	4,116
Philadelphia School District, GO, Series A, 5.00%, 9/1/44, Continuously Callable @100	10,000	10,464
Pittsburgh Water & Sewer Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/44, Continuously Callable @100	5,000	5,265
Reading School District, GO (INS - Build America Mutual Assurance Co.), Series A, 4.00%, 4/1/44, Continuously Callable @100	1,055	1,000
School District of Philadelphia, GO
Series B, 5.00%, 9/1/43, Continuously Callable @100	2,500	2,589
Series F, 5.00%, 9/1/37, Continuously Callable @100	1,000	1,033

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Scranton School District, GO (INS - Build America Mutual Assurance Co.), Series E, 4.00%, 12/1/37, Continuously Callable @100	$1,025	$1,009
The School District of Philadelphia, GO
Series F, 5.00%, 9/1/38, Pre-refunded 9/1/26 @ 100	10	11
Series F, 5.00%, 9/1/38, Continuously Callable @100	1,990	2,057
Wilkes-Barre Area School District, GO (INS - Build America Mutual Assurance Co.)
4.00%, 4/15/49, Continuously Callable @100	750	666
5.00%, 4/15/59, Continuously Callable @100	3,000	3,066
		174,471
Rhode Island (0.1%):
Rhode Island Health & Educational Building Corp. Revenue, 6.00%, 9/1/33, Pre-refunded 9/1/23 @ 100	2,000	2,040
Rhode Island Housing & Mortgage Finance Corp. Revenue, Series 15-A, 6.85%, 10/1/24, Continuously Callable @100	180	180
		2,220
South Carolina (0.4%):
City of Rock Hill Combined Utility System Revenue, Series A, 4.00%, 1/1/49, Continuously Callable @100	2,500	2,258
Patriots Energy Group Revenue, Series A, 4.00%, 6/1/51, Continuously Callable @100	2,000	1,767
South Carolina Jobs-Economic Development Authority Revenue
5.00%, 11/15/47, Continuously Callable @103	1,850	1,760
5.00%, 4/1/54, Continuously Callable @103	1,000	880
4.00%, 4/1/54, Continuously Callable @103	1,165	833
		7,498
South Dakota (0.0%):(i)
Educational Enhancement Funding Corp. Revenue, Series B, 5.00%, 6/1/27, Pre-refunded 6/1/23 @ 100	500	504

Tennessee (0.8%):
Greeneville Health & Educational Facilities Board Revenue, 5.00%, 7/1/44, Continuously Callable @100	2,000	2,021
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, 4.00%, 10/1/51, Continuously Callable @100	1,000	780
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue
5.00%, 10/1/45, Continuously Callable @100	1,500	1,404
5.00%, 7/1/46, Continuously Callable @100	4,000	4,063
Metropolitan Nashville Airport Authority Revenue, Series A, 4.00%, 7/1/54, Continuously Callable @100	2,000	1,772
Tennergy Corp. Revenue, Series A, 5.50%, 10/1/53, (Put Date 12/1/30)(h)	5,000	5,269
		15,309
Texas (16.1%):
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4.00%, 8/15/43, Continuously Callable @100	10,000	9,835
4.00%, 8/15/44, Continuously Callable @100	2,170	2,084
Series A, 5.00%, 2/15/41, Continuously Callable @100	3,000	3,091
Series A, 5.00%, 12/1/53, Continuously Callable @100	7,200	7,303
Bexar County Health Facilities Development Corp. Revenue
5.00%, 7/15/42, Continuously Callable @105	600	546
4.00%, 7/15/45, Continuously Callable @100	8,450	6,422
Central Texas Regional Mobility Authority Revenue
4.00%, 1/1/41, Continuously Callable @100	5,000	4,641
5.00%, 1/1/42, Pre-refunded 1/1/23 @ 100	2,500	2,500
Series A, 5.00%, 1/1/45, Pre-refunded 7/1/25 @ 100	3,500	3,691
Central Texas Turnpike System Revenue, Series C, 5.00%, 8/15/42, Continuously Callable @100	6,500	6,600

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Central Texas Turnpike System Revenue (INS - AMBAC Assurance Corp.), Series A, 8/15/30(d)	$18,530	$14,248
City of Arlington Special Tax (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 2/15/48, Continuously Callable @100	7,500	7,793
City of Corpus Christi Utility System Revenue, 4.00%, 7/15/39, Continuously Callable @100	5,900	5,867
City of Garland Texas Electric Utility System Revenue, Series A, 4.00%, 3/1/51, Continuously Callable @100	1,000	879
City of Houston Hotel Occupancy Tax & Special Revenue, 5.00%, 9/1/40, Continuously Callable @100	3,715	3,755
City of Laredo Waterworks & Sewer System Revenue, 4.00%, 3/1/41, Continuously Callable @100	700	685
Clifton Higher Education Finance Corp. Revenue
6.00%, 8/15/33, Continuously Callable @100	1,000	1,014
6.00%, 8/15/43, Continuously Callable @100	2,750	2,789
4.25%, 8/15/52, Continuously Callable @100	1,500	1,327
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
5.00%, 8/15/39, Continuously Callable @100	4,250	4,352
4.00%, 8/15/44, Continuously Callable @100	11,000	10,471
5.00%, 8/15/48, Continuously Callable @100	10,000	10,483
County of Bexar Revenue
4.00%, 8/15/44, Continuously Callable @100	500	439
4.00%, 8/15/49, Continuously Callable @100	1,700	1,411
Del Mar College District, GO, Series A, 5.00%, 8/15/48, Continuously Callable @100	6,500	6,706
Everman Independent School District, GO (NBGA - Texas Permanent School Fund), 4.00%, 2/15/50, Continuously Callable @100	4,500	4,219
Grand Parkway Transportation Corp. Revenue, 4.00%, 10/1/49, Continuously Callable @100	2,000	1,808
Greater Texas Cultural Education Facilities Finance Corp. Revenue, 4.00%, 3/1/50, Continuously Callable @100	2,000	1,767
Harris County Cultural Education Facilities Finance Corp. Revenue, Series A, 5.00%, 6/1/38, Continuously Callable @100	6,100	5,602
Harris County Hospital District Revenue, 4.00%, 2/15/42, Continuously Callable @100	15,000	13,939
Karnes County Hospital District Revenue, 5.00%, 2/1/44, Continuously Callable @100	6,000	6,028
Kerrville Health Facilities Development Corp. Revenue, 5.00%, 8/15/35, Continuously Callable @100	1,900	1,950
Manor Independent School District, GO (NBGA - Texas Permanent School Fund), 5.00%, 8/1/52, Continuously Callable @100	15,095	15,775
Matagorda County Navigation District No. 1 Revenue
4.00%, 6/1/30, Continuously Callable @100	9,615	9,530
4.00%, 6/1/30, Continuously Callable @100	6,000	5,949
Midlothian Independent School District, GO (NBGA - Texas Permanent School Fund), 5.00%, 2/15/47, Continuously Callable @100	15,000	15,566
New Hope Cultural Education Facilities Finance Corp. Revenue
5.00%, 7/1/47 (j)	6,000	4,800
5.00%, 4/1/48, Pre-refunded 4/1/26 @ 100	1,250	1,340
4.00%, 11/1/55, Continuously Callable @103	1,250	922
Series A-1, 7.50%, 11/15/37	410	326
Series A-2, 7.50%, 11/15/36	2,565	2,232
New Hope Cultural Education Facilities Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 7/1/48, Continuously Callable @100	1,000	1,001
New Hope Cultural Education Facilities Finance Corp. Revenue PIK, 2.00%, 11/15/61, Callable 11/15/26 @ 105, Continuously Callable @105(k)	10,514	2,028
North Texas Tollway Authority Revenue
5.00%, 1/1/48, Continuously Callable @100	3,750	3,893

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series B, 9/1/37, Pre-refunded 9/1/31 @ 64.1040 (d)	$3,000	$1,454
Series B, 5.00%, 1/1/45, Continuously Callable @100	5,000	5,083
North Texas Tollway Authority Revenue (INS - National Public Finance Guarantee Corp.), Series B, 5.00%, 1/1/48, Continuously Callable @100	5,000	5,156
Port of Port Arthur Navigation District Revenue
Series B, 3.75%, 4/1/40, Continuously Callable @100 (l)	440	440
Series C, 3.77%, 4/1/40, Continuously Callable @100 (l)	10,170	10,170
Princeton Independent School District, GO (NBGA - Texas Permanent School Fund), 5.00%, 2/15/48, Continuously Callable @100	7,000	7,307
Red River Education Finance Corp. Revenue
4.00%, 6/1/41, Continuously Callable @100	2,000	1,786
5.50%, 10/1/46, Continuously Callable @100	3,000	3,045
San Antonio Education Facilities Corp. Revenue, 4.00%, 4/1/54, Continuously Callable @100	1,000	790
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/15/46, Continuously Callable @100	1,000	1,013
Series A, 5.00%, 11/15/45 (j)(m)	4,500	1,800
Series B, 5.00%, 11/15/36 (j)(m)	3,600	1,440
Series B, 5.00%, 11/15/46, Continuously Callable @100	7,000	7,078
Series B, 5.00%, 7/1/48, Continuously Callable @100	10,000	10,188
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, 5.00%, 12/15/32	2,000	2,082
Texas Transportation Commission Revenue, 5.00%, 8/1/57, Continuously Callable @100	5,000	4,943
Uptown Development Authority Tax Allocation
5.00%, 9/1/37, Continuously Callable @100	4,365	4,426
5.00%, 9/1/40, Continuously Callable @100	2,490	2,517
Series A, 5.00%, 9/1/39, Continuously Callable @100	1,645	1,671
Waco Educational Finance Corp. Revenue, 4.00%, 3/1/51, Continuously Callable @100	4,000	3,718
West Harris County Regional Water Authority Revenue
4.00%, 12/15/45, Continuously Callable @100	1,600	1,470
4.00%, 12/15/49, Continuously Callable @100	3,945	3,489
Ysleta Independent School District, GO (NBGA - Texas Permanent School Fund), 4.00%, 8/15/52, Continuously Callable @100	5,000	4,702
		303,375
Utah (0.2%):
Military Installation Development Authority Revenue
Series A-1, 4.00%, 6/1/41, Continuously Callable @103	1,500	1,183
Series A-1, 4.00%, 6/1/52, Continuously Callable @103	1,000	708
Utah Charter School Finance Authority Revenue
Series A, 5.63%, 6/15/42, Continuously Callable @100 (c)	500	501
Series A, 4.00%, 10/15/51, Continuously Callable @100	1,550	1,317
		3,709
Vermont (0.4%):
Vermont Economic Development Authority Revenue, 4.00%, 5/1/45, Continuously Callable @103	1,350	1,029
Vermont Educational & Health Buildings Financing Agency Revenue, 5.00%, 10/15/46, Continuously Callable @100	7,000	6,694
		7,723
Virginia (0.5%):
Alexandria IDA Revenue
5.00%, 10/1/45, Pre-refunded 10/1/25 @ 100	2,600	2,765
5.00%, 10/1/50, Pre-refunded 10/1/25 @ 100	2,400	2,552
Lewistown Commerce Center Community Development Authority Tax Allocation
6.05%, 3/1/44, Continuously Callable @103 (j)	2,565	1,693
6.05%, 3/1/44, Continuously Callable @103	1,623	1,353
Series C, 6.05%, 3/1/54, Continuously Callable @100	6,327	949
		9,312

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Washington (1.2%):
King County Public Hospital District No. 1, GO, 5.00%, 12/1/43, Continuously Callable @100	$9,000	$9,384
King County Public Hospital District No. 2, GO, Series A, 4.00%, 12/1/45, Continuously Callable @100	4,000	3,777
Washington Health Care Facilities Authority Revenue, 4.00%, 7/1/42, Continuously Callable @100	5,500	5,001
Washington Higher Education Facilities Authority Revenue, 4.00%, 5/1/50, Continuously Callable @100	1,250	1,090
Washington State Housing Finance Commission Revenue
5.00%, 1/1/43, Continuously Callable @102 (c)	3,055	2,939
Series A-1, 3.50%, 12/20/35	977	860
		23,051
West Virginia (0.1%):
West Virginia Hospital Finance Authority Revenue, 5.00%, 1/1/43, Continuously Callable @100	2,000	2,004

Wisconsin (3.1%):
Public Finance Authority Revenue
5.25%, 5/15/42, Continuously Callable @102 (c)	2,200	1,972
5.00%, 7/1/44, Continuously Callable @100	6,000	6,211
5.00%, 11/15/44, Continuously Callable @103	455	429
4.00%, 1/1/45, Continuously Callable @100	1,500	1,299
5.00%, 7/1/47, Continuously Callable @100	1,000	941
5.00%, 6/15/49, Continuously Callable @100 (c)	520	448
5.00%, 6/15/49, Continuously Callable @100	1,480	1,423
5.00%, 11/15/49, Continuously Callable @103	2,400	2,221
4.00%, 2/1/51, Continuously Callable @100	1,500	1,241
4.00%, 10/1/51, Continuously Callable @103	2,185	1,742
4.00%, 1/1/52, Continuously Callable @103	2,350	1,901
5.13%, 4/1/52, Continuously Callable @100	3,000	2,724
5.00%, 7/1/52, Continuously Callable @100	1,000	916
5.00%, 6/15/53, Continuously Callable @100	1,000	947
5.00%, 6/15/54, Continuously Callable @100 (c)	455	381
Series A, 5.25%, 10/1/43, Continuously Callable @100	3,090	3,146
Series A, 4.00%, 10/1/47, Continuously Callable @100	4,740	3,999
Series A, 4.00%, 10/1/49, Continuously Callable @100	11,000	9,428
Series A, 4.00%, 7/1/51, Continuously Callable @100	1,000	742
Series A, 4.00%, 7/1/56, Continuously Callable @100	2,250	1,718
Series A-1, 4.00%, 7/1/51, Continuously Callable @100 (c)	2,870	2,140
Public Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 7/1/54, Continuously Callable @100	1,285	1,291
5.00%, 7/1/58, Continuously Callable @100	1,500	1,507
Wisconsin Health & Educational Facilities Authority Revenue
4.00%, 1/1/47, Continuously Callable @103	120	89
5.00%, 3/15/50, Continuously Callable @100	1,175	1,130
4.00%, 12/1/51, Continuously Callable @100	500	349
4.00%, 1/1/57, Continuously Callable @103	3,000	2,092
Series A, 5.00%, 9/15/50, Pre-refunded 9/15/23 @ 100	5,000	5,067
Series B, 4.00%, 9/15/45, Continuously Callable @103	475	376
		57,870
Total Municipal Bonds (Cost $1,996,596)		1,855,213

Total Investments (Cost $1,997,588) — 98.5%		1,856,205
Other assets in excess of liabilities — 1.5%		28,303
NET ASSETS - 100.00%		$1,884,508

(a)	Security was fair valued based using significant unobservable inputs as of December 31, 2022.

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

(b)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At December 31, 2022, illiquid securities were 0.1% of the Fund’s net assets.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of December 31, 2022, the fair value of these securities was $30,947 thousands and amounted to 1.6% of net assets.
(d)	Zero-coupon bond.
(e)	Stepped-coupon security converts to coupon form on 08/1/24 with a rate of 5.95%
(f)	Stepped-coupon security converts to coupon form on 08/1/24 with a rate of 6.05%
(g)	Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2022.
(h)	Put Bond.
(i)	Amount represents less than 0.05% of net assets.
(j)	Currently the issuer is in default with respect to interest and/or principal payments.
(k)	Stepped-coupon security converts to coupon from 2% to 5% on 11/15/26.
(l)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(m)	Issuer filed for bankruptcy.

AMBAC—American Municipal Bond Assurance Corporation
bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
DIP—Debtor-In-Possession
GO—General Obligation
IDA—Industrial Development Authority
MUNIPSA—Municipal Swap Index

PIK — Payment in-kind

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Tax Exempt Money Market Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (92.2%)
Alabama (3.8%):
Mobile County IDA Revenue (LOC - Swedbank AB), Series B, 3.73%, 7/1/40, Continuously Callable @100(a)	$15,000	$15,000
West Jefferson Industrial Development Board Revenue, 2.57%, 6/1/28, Continuously Callable @100(a)	3,190	3,190
		18,190
Florida (1.8%):
County of Escambia Revenue, 3.00%, 4/1/39, Continuously Callable @100(a)	7,000	7,000
County of St. Lucie Revenue, 2.25%, 9/1/28, Continuously Callable @100(a)	1,400	1,400
		8,400
Georgia (3.5%):
Development Authority of Appling County Revenue, 2.55%, 9/1/29, Continuously Callable @100(a)	10,800	10,800
The Development Authority of Burke County Revenue, Series 1, 2.40%, 7/1/49, Continuously Callable @100(a)	5,775	5,775
		16,575
Illinois (7.4%):
Illinois Educational Facilities Authority Revenue (LOC - Huntington National Bank), Series A, 3.77%, 10/1/32, Continuously Callable @100(a)	13,380	13,380
Illinois Finance Authority Revenue (LOC - PNC Financial Services Group), 3.67%, 4/1/37, Continuously Callable @100(a)	13,000	13,000
Metropolitan Pier & Exposition Authority Revenue (LOC - Barclays Bank PLC) (LIQ - Barclays Bank PLC), Series 2015-XF1045, 2.49%, 6/15/53, Callable 2/10/23 @ 100(a)(b)	4,355	4,355
Village of Channahon Revenue (LOC - U.S. Bancorp), 3.65%, 12/1/34, Continuously Callable @100(a)	4,540	4,540
		35,275
Indiana (2.3%):
City of Berne Revenue (LOC - Federal Home Loan Bank of Indianapolis), 2.61%, 10/1/33, Continuously Callable @100(a)	3,965	3,965
City of Evansville Revenue (LOC - Fifth Third Bank), 3.74%, 1/1/25, Callable 1/13/23 @ 100(a)	1,460	1,460
Indiana Finance Authority Revenue (LOC - Federal Home Loan Bank of Indianapolis), 3.84%, 7/1/29, Continuously Callable @100(a)	5,550	5,550
		10,975
Iowa (4.2%):
Iowa Finance Authority Revenue
2.51%, 6/1/39, Continuously Callable @100 (a)	13,600	13,600
Series B, 2.50%, 9/1/36, Continuously Callable @100 (a)	6,763	6,763
		20,363
Kansas (4.8%):
City of Burlington Revenue
3.24%, 9/1/35, Continuously Callable @100 (a)	8,250	8,250
Series B, 3.24%, 9/1/35, Continuously Callable @100 (a)	4,200	4,200
City of St. Marys Revenue, 3.35%, 4/15/32, Continuously Callable @100(a)	10,500	10,500
		22,950
Kentucky (4.3%):
City of Georgetown Revenue (LOC - Fifth Third Bank), 3.74%, 11/15/29, Callable 1/15/23 @ 100(a)	9,935	9,935
Kentucky Economic Development Finance Authority Revenue, Series C, 2.60%, 5/1/34, Continuously Callable @100(a)	9,200	9,200

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Money Market Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Lexington-Fayette Urban County Government Revenue (LOC - Federal Home Loan Bank of Cincinnati), 4.00%, 12/1/27, Callable 1/12/23 @ 100(a)	$1,245	$1,245
		20,380
Louisiana (5.7%):
Parish of St. James Revenue, Series B-1, 2.85%, 11/1/40, Continuously Callable @100(a)	22,650	22,650
St. Tammany Corp. Revenue (LOC - Federal Home Loan Bank of Dallas), 2.60%, 3/1/33, Continuously Callable @100(a)	4,490	4,490
		27,140
Maryland (1.6%):
Town of Williamsport Revenue, 2.52%, 11/1/37(a)	7,450	7,450

Michigan (0.4%):
Michigan Strategic Fund Revenue (LOC - Fifth Third Bank), 3.76%, 3/1/37, Continuously Callable @100(a)	1,800	1,800

Mississippi (0.7%):
Mississippi Business Finance Corp. Revenue (LOC - Federal Home Loan Bank of Dallas), 2.60%, 3/1/33, Continuously Callable @100(a)	3,170	3,170

Missouri (4.2%):
Jackson County IDA Revenue (LOC - Commerce Bank, N.A.), 3.75%, 7/1/25, Continuously Callable @100(a)	20,000	20,000

New Hampshire (4.2%):
New Hampshire Business Finance Authority Revenue (LOC - Landesbank Hessen-Thuringen), 2.52%, 9/1/30, Continuously Callable @100(a)	19,990	19,990

New Mexico (1.0%):
New Mexico Hospital Equipment Loan Council Revenue (LOC - Fifth Third Bank), 2.54%, 7/1/25, Continuously Callable @100(a)	5,000	5,000

New York (11.9%):
Binghamton City School District, GO, 1.00%, 1/20/23	4,000	4,001
Build NYC Resource Corp. Revenue (LOC - Toronto-Dominion Bank), 2.62%, 12/1/45, Continuously Callable @100(a)	5,010	5,010
Guilderland Industrial Development Agency Revenue (LOC - Key Bank, N.A.), Series A, 3.80%, 7/1/32, Continuously Callable @100(a)	2,480	2,480
Metropolitan Transportation Authority Revenue (LOC - Barclays Bank PLC), Series E-1, 2.47%, 11/1/35, Callable 2/1/23 @ 100(a)	18,900	18,900
New York City Capital Resources Corp. Revenue (LOC - Manufacturers & Traders Trust Co.), 2.67%, 12/1/40, Continuously Callable @100(a)	7,500	7,500
New York State Energy Research & Development Authority Revenue (LOC - Mizuho Corporate Bank Ltd.), Series A-3, 3.20%, 5/1/39, Continuously Callable @100(a)	4,500	4,500
Onondaga County Industrial Development Agency Revenue (LOC - Manufacturers & Traders Trust Co.), 2.52%, 12/1/31, Continuously Callable @100(a)	4,315	4,315
Ramapo Housing Authority Revenue (LOC - Manufacturers & Traders Trust Co.), 2.52%, 12/1/29, Continuously Callable @100(a)	8,285	8,285
St. Lawrence County Industrial Development Agency Revenue (LOC - Citizens Financial Group), 2.65%, 7/1/37(a)	1,720	1,720
		56,711
Ohio (0.2%):
County of Hamilton Revenue (LOC - Fifth Third Bank), 3.74%, 12/1/24(a)	1,000	1,000

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Money Market Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Oklahoma (5.6%):
Edmond Economic Development Authority Revenue (LOC - Bank of Oklahoma, N.A.), Series A, 3.70%, 6/1/31, Callable 2/1/23 @ 100(a)	$4,520	$4,520
Garfield County Industrial Authority Revenue, Series A, 2.60%, 1/1/25, Callable 2/1/23 @ 100(a)	20,900	20,900
Muskogee Industrial Trust Revenue, Series A, 2.60%, 6/1/27, Continuously Callable @100(a)	2,000	2,000
		27,420
Rhode Island (1.4%):
Rhode Island Commerce Corp. Revenue (LOC - Citizens Financial Group), 2.48%, 3/1/38, Callable 2/1/23 @ 100(a)	3,210	3,210
Rhode Island Health and Educational Building Corp. Revenue (LOC - Citizens Financial Group), 3.15%, 6/1/35, Callable 2/1/23 @ 100(a)	3,500	3,500
		6,710
South Carolina (3.6%):
South Carolina Jobs-Economic Development Authority Revenue (LOC - Federal Home Loan Bank of Indianapolis), 2.48%, 5/1/61, Continuously Callable @100(a)	17,400	17,400

Tennessee (3.9%):
Chattanooga Health Educational & Housing Facility Board Revenue, Series C, 3.45%, 5/1/39, Continuously Callable @100(a)	14,000	14,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (LOC - Fifth Third Bank), 3.74%, 12/1/24, Callable 1/13/23 @ 100(a)	4,465	4,465
		18,465
Texas (8.1%):
Port of Port Arthur Navigation District Revenue
3.97%, 11/1/40, Continuously Callable @100 (a)	4,000	4,000
Series A, 3.00%, 4/1/40, Continuously Callable @100 (a)	9,850	9,850
Series A, 2.52%, 12/1/40, Callable 2/1/23 @ 100 (a)	16,000	16,000
Series B, 3.00%, 4/1/40, Continuously Callable @100 (a)	9,000	9,000
		38,850
Virginia (4.2%):
Loudoun County Economic Development Authority Revenue
Series A, 3.07%, 2/15/38, Callable 2/1/23 @ 100 (a)	10,000	10,000
Series E-1, 3.07%, 2/15/38, Callable 2/1/23 @ 100 (a)	10,000	10,000
		20,000
Washington (1.4%):
Washington Higher Education Facilities Authority Revenue, 3.70%, 10/1/31, Callable 2/1/23 @ 100(a)	6,915	6,915

West Virginia (2.0%):
West Virginia Hospital Finance Authority Revenue (LOC - PNC Financial Services Group), Series D, 2.44%, 6/1/41, Continuously Callable @100(a)	9,700	9,700
Total Municipal Bonds (Cost $440,829)		440,829

Municipal Commercial Paper (7.1%)
Houston Texas
2.25%, 1/11/23	15,000	15,000
2.30%, 1/19/23	3,700	3,700

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Money Market Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
University of Texas, 2.23%, 1/9/23	$15,000	$15,000
Total Municipal Commercial Paper (Cost $33,700)		33,700

Total Investments (Cost $474,529) — 99.3%		474,529
Other assets in excess of liabilities — 0.7%		3,282
NET ASSETS - 100.00%		$477,811

(a)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of December 31, 2022, the fair value of these securities was $4,355 thousands and amounted to 0.9% of net assets.

Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO—General Obligation

IDA—Industrial Development Authority

LOC—Letter of Credit

PLC—Public Limited Company

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Tax Exempt Short-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (98.1%)
Alabama (3.7%):
Birmingham Airport Authority Revenue, 5.00%, 7/1/30	$1,200	$1,342
Black Belt Energy Gas District Revenue
4.29% (SOFR+140bps), 7/1/52, (Put Date 6/1/27) (a)(b)	3,300	3,199
4.00%, 10/1/52, (Put Date 12/1/26) (b)	3,000	2,964
Series B-1, 3.84% (LIBOR01M+90bps), 12/1/48, (Put Date 12/1/23) (a)(b)	10,000	9,964
Series C-1, 5.25%, 6/1/25	600	614
Chatom Industrial Development Board Revenue, 5.00%, 8/1/30	1,275	1,409
Prattville Industrial Development Board Revenue
2.00%, 11/1/33, (Put Date 10/1/24) (b)	450	434
2.00%, 11/1/33, (Put Date 10/1/24) (b)	425	409
Selma Industrial Development Board Revenue
2.00%, 11/1/33, (Put Date 10/1/24) (b)	3,650	3,516
1.38%, 5/1/34, (Put Date 6/16/25) (b)	5,875	5,503
		29,354
Arizona (2.8%):
Arizona IDA Revenue
Series A-3, 3.00%, 12/15/31, Continuously Callable @100 (c)	525	474
Series B, 4.00%, 7/1/31	315	316
Maricopa County IDA Revenue
4.00%, 7/1/29 (c)	750	725
3.00%, 7/1/31 (c)	500	449
Series C, 4.23% (MUNIPSA+57bps), 1/1/35, (Put Date 10/18/24) (a)(b)	2,290	2,272
Series C, 4.46% (MUNIPSA+80bps), 9/1/48, (Put Date 9/1/24) (a)(b)	7,735	7,706
Tempe IDA Revenue
Series A, 4.00%, 12/1/26	240	228
Series A, 4.00%, 12/1/27	355	333
Series A, 4.00%, 12/1/28	365	337
Series A, 4.00%, 12/1/29	380	345
Series A, 4.00%, 12/1/30, Continuously Callable @102	495	437
Series A, 4.00%, 12/1/31, Continuously Callable @102	465	410
Series C-1, 1.50%, 12/1/27, Continuously Callable @100	1,965	1,632
The County of Pima IDA Revenue
Series A, 5.75%, 11/15/23 (c)	180	181
Series A, 5.75%, 11/15/24 (c)	420	422
Series A, 5.75%, 11/15/25 (c)	660	664
The Yavapai County IDA Revenue, 2.90%, 4/1/29, (Put Date 9/1/22)(b)	5,000	5,000
		21,931
Arkansas (0.8%):
Arkansas Development Finance Authority Revenue
5.00%, 9/1/30	1,180	1,259
5.00%, 9/1/31, Continuously Callable @100	1,200	1,279
5.00%, 9/1/44, (Put Date 9/1/27) (b)	4,000	4,182
		6,720
California (1.4%):
Anaheim Public Financing Authority Revenue, Series A, 5.00%, 5/1/24	250	257
California County Tobacco Securitization Agency Revenue, Series A, 5.00%, 6/1/30	200	216
California Infrastructure & Economic Development Bank Revenue, 4.01% (MUNIPSA+35bps), 8/1/47, (Put Date 8/1/24)(a)(b)	2,000	1,986
California Municipal Finance Authority Revenue
2.75%, 11/15/27, Continuously Callable @100	785	724
Series B-2, 2.13%, 11/15/26, Continuously Callable @100	820	750
Newman Crows Landing Unified School District, GO, 8/1/25(d)	1,000	933

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Sierra View Local Health Care District Revenue
5.00%, 7/1/27	$315	$335
5.00%, 7/1/28	330	355
5.00%, 7/1/29	315	343
5.00%, 7/1/30	310	340
Western Placer Unified School District Special Tax, 2.00%, 6/1/25, Continuously Callable @100	4,750	4,610
		10,849
Colorado (1.0%):
Colorado Health Facilities Authority Revenue
5.00%, 11/1/25	350	365
5.00%, 11/1/32, Continuously Callable @100	1,950	2,126
Series A, 5.00%, 8/1/29	500	539
E-470 Public Highway Authority Revenue, Series B, 3.24% (SOFR+35bps), 9/1/39, (Put Date 9/1/24)(a)(b)	4,000	3,967
Southlands Metropolitan District No. 1, GO, Series A-1, 3.50%, 12/1/27	1,000	957
		7,954
Connecticut (1.8%):
City of Bridgeport, GO, Series B, 5.00%, 8/15/26	3,450	3,688
City of New Haven, GO
Series A, 5.00%, 8/1/24	1,000	1,027
Series A, 5.00%, 8/1/25	580	607
Series A, 5.00%, 8/1/26	580	618
Series A, 5.00%, 8/1/27	1,000	1,082
City of New Haven, GO (INS - Assured Guaranty Municipal Corp.)
Series B, 5.00%, 2/1/27	600	642
Series B, 5.00%, 2/1/28	525	570
Series B, 5.00%, 2/1/29	550	604
City of West Haven, GO
Series A, 5.00%, 11/1/23	800	807
Series A, 5.00%, 11/1/24	815	832
Series A, 5.00%, 11/1/27	650	688
Connecticut State Health & Educational Facilities Authority Revenue, Series B-2, 5.00%, 7/1/53, (Put Date 1/1/27)(b)	3,000	3,169
		14,334
Florida (1.7%):
Alachua County Health Facilities Authority Revenue
4.00%, 12/1/23	1,100	1,107
5.00%, 12/1/37, (Put Date 12/1/26) (b)	3,000	3,175
Capital Trust Agency, Inc. Revenue, 4.00%, 8/1/30	200	197
City of Pompano Beach Revenue
3.50%, 9/1/30, Continuously Callable @103	3,590	3,236
Series B-1, 2.00%, 1/1/29	1,000	858
County of Escambia Revenue, 2.00%, 11/1/33, (Put Date 10/1/24)(b)	775	746
Florida Development Finance Corp. Revenue
Series A, 5.00%, 6/15/26	370	381
Series A, 5.00%, 6/15/27	390	405
Series A, 5.00%, 6/15/28, Continuously Callable @100	410	427
Series A, 5.00%, 6/15/29, Continuously Callable @100	360	375
Series A, 5.00%, 6/15/30, Continuously Callable @100	475	494
Florida Higher Educational Facilities Financial Authority Revenue
5.00%, 10/1/24	500	509
5.00%, 10/1/25	445	459
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, Series A-1, 5.00%, 3/1/23(c)	1,000	1,003
		13,372
Georgia (6.4%):
Appling County Development Authority Revenue, Series A, 1.50%, 1/1/38, (Put Date 2/3/25)(b)	2,000	1,897
Burke County Development Authority Revenue, 1.70%, 12/1/49, (Put Date 8/22/24)(b)	7,500	7,257

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Cobb County Development Authority Revenue, Series A, 2.25%, 4/1/33, (Put Date 10/1/29)(b)	$5,000	$4,519
Development Authority of Heard County Revenue, 3.20%, 9/1/29, Continuously Callable @100(e)	2,900	2,900
George L Smith II Congress Center Authority Revenue, 2.38%, 1/1/31	1,000	869
Main Street Natural Gas, Inc. Revenue
Series A, 5.00%, 5/15/28	1,000	1,035
Series A, 5.00%, 5/15/29	1,775	1,835
Series B, 5.00%, 12/1/52, (Put Date 6/1/29) (b)	6,000	6,195
Series C, 4.00%, 8/1/48, (Put Date 12/1/23) (b)	5,000	4,979
Series C, 4.00%, 5/1/52, (Put Date 12/1/28) (b)	10,000	9,773
Savannah Economic Development Authority Revenue, 2.00%, 11/1/33, (Put Date 10/1/24)(b)	815	785
The Development Authority of Burke County Revenue
2.88%, 12/1/49, (Put Date 8/19/25) (b)	1,775	1,744
Series 1, 3.15%, 7/1/49, Continuously Callable @100 (e)	3,800	3,800
The Monroe County Development Authority Revenue, Series A, 1.50%, 1/1/39, (Put Date 2/3/25)(b)	3,500	3,320
		50,908
Guam (0.5%):
Territory of Guam Revenue
Series A, 5.00%, 12/1/23	1,500	1,520
Series A, 5.00%, 12/1/24	2,000	2,052
		3,572
Idaho (0.6%):
County of Nez Perce Revenue, 2.75%, 10/1/24	5,000	4,877

Illinois (9.1%):
Chicago Board of Education, GO
Series A, 4.00%, 12/1/27	1,400	1,368
Series B, 5.00%, 12/1/31, Continuously Callable @100	1,000	1,034
Chicago Park District, GO
Series A, 4.00%, 1/1/31, Continuously Callable @100	750	766
Series F-2, 5.00%, 1/1/27	600	629
Series F-2, 5.00%, 1/1/28	1,000	1,060
Series F-2, 5.00%, 1/1/29	1,000	1,072
Series F-2, 5.00%, 1/1/30	1,305	1,414
Series F-2, 5.00%, 1/1/31, Continuously Callable @100	2,115	2,292
Series F-2, 5.00%, 1/1/32, Continuously Callable @100	1,750	1,896
Chicago Transit Authority Revenue
5.00%, 6/1/25	1,720	1,794
5.00%, 6/1/26	1,000	1,057
City of Chicago Special Assessment Revenue
1.99%, 12/1/23 267	274	267
2.27%, 12/1/24 (c)	315	302
2.53%, 12/1/25 (c)	335	317
2.69%, 12/1/26 (c)	305	285
2.87%, 12/1/27 (c)	255	237
City of Chicago Waterworks Revenue
5.00%, 11/1/25	4,000	4,141
5.00%, 11/1/26	1,000	1,046
Series A-1, 5.00%, 11/1/25	2,000	2,070
Series A-1, 4.00%, 11/1/26	2,500	2,528
Illinois Finance Authority Revenue
5.00%, 10/1/29	500	537
5.00%, 10/1/30	250	270
Series B, 4.36% (MUNIPSA+70bps), 5/1/42, (Put Date 5/1/26) (a)(b)	2,250	2,192
Series C, 4.00%, 2/15/25	10,000	10,189
Northern Illinois University Revenue
5.00%, 10/1/30	325	350
5.00%, 10/1/31, Continuously Callable @100	450	485

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.), Series B, 5.00%, 4/1/30	$250	$269
Sales Tax Securitization Corp. Revenue
Series A, 5.00%, 1/1/28	1,000	1,075
Series A, 5.00%, 1/1/29	2,500	2,704
Series A, 5.00%, 1/1/30	2,000	2,185
State of Illinois, GO
Series A, 5.00%, 10/1/23	3,000	3,028
Series A, 5.00%, 11/1/25	5,000	5,134
Series C, 5.00%, 11/1/29, Continuously Callable @100	8,985	9,247
The Illinois Sports Facilities Authority Revenue
5.00%, 6/15/28	1,000	1,027
5.00%, 6/15/30	1,500	1,543
5.00%, 6/15/31	575	592
5.00%, 6/15/32, Continuously Callable @100	480	493
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 12/1/23	1,825	1,862
Series A, 5.00%, 12/1/24	1,915	1,999
Western Illinois University Revenue (INS - Build America Mutual Assurance Co.)
4.00%, 4/1/29	750	772
4.00%, 4/1/30	750	771
		72,299
Indiana (1.3%):
City of Rockport Revenue, 3.13%, 7/1/25	1,500	1,471
Indiana Bond Bank Revenue
1/15/27 (d)	1,280	1,135
1/15/28 (d)	1,100	945
1/15/29 (d)	565	469
7/15/29, Continuously Callable @99 (d)	730	574
Indiana Finance Authority Revenue
5.00%, 4/1/23	650	651
5.00%, 4/1/24	715	724
5.00%, 4/1/25	750	769
5.00%, 4/1/26	790	818
5.00%, 4/1/27	830	865
5.00%, 4/1/28	870	912
5.00%, 4/1/29	1,180	1,242
		10,575
Kansas (0.1%):
City of Manhattan Revenue
Series B-1, 2.88%, 6/1/28, Continuously Callable @100	375	334
Series B2, 2.38%, 6/1/27, Continuously Callable @100	430	384
		718
Kentucky (8.7%):
City of Ashland Revenue
5.00%, 2/1/28	1,775	1,881
5.00%, 2/1/30	740	794
County of Carroll Revenue, 1.55%, 9/1/42, (Put Date 9/1/26)(b)	5,000	4,540
County of Owen Revenue
Series A, 2.45%, 6/1/39, (Put Date 10/1/29) (b)	10,000	9,016
Series B, 2.45%, 9/1/39, (Put Date 10/1/29) (b)	5,000	4,676
Kentucky Economic Development Finance Authority Revenue
4.50%, 10/1/27, Continuously Callable @100	5,000	5,011
Series B-3, 5.06% (MUNIPSA+140bps), 2/1/46, (Put Date 2/1/25) (a)(b)	10,000	10,101
Kentucky Public Energy Authority Revenue
4.00%, 2/1/50, (Put Date 2/1/28) (b)	3,370	3,333
Series B, 4.00%, 1/1/49, (Put Date 1/1/25) (b)	5,715	5,689
Series C-1, 4.00%, 12/1/49, (Put Date 6/1/25) (b)	10,000	9,895

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series C-3, 4.71% (MUNIPSA+105bps), 12/1/49, (Put Date 6/1/25) (a)(b)	$10,000	$9,922
Louisville/Jefferson County Metropolitan Government Revenue, 5.00%, 10/1/47, (Put Date 10/1/29)(b)	4,000	4,329
		69,187
Louisiana (2.7%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, Series A, 2.00%, 6/1/30, Continuously Callable @100	1,000	884
Louisiana Public Facilities Authority Revenue, 4.31% (MUNIPSA+65bps), 9/1/57, (Put Date 9/1/23)(a)(b)	10,000	10,043
Louisiana Stadium & Exposition District Revenue, 4.00%, 7/3/23, Continuously Callable @100	3,325	3,328
Parish of St. John the Baptist Revenue
2.20%, 6/1/37, (Put Date 7/1/26) (b)	1,750	1,607
Series B1, 2.13%, 6/1/37, (Put Date 7/1/24) (b)	2,000	1,920
Tangipahoa Parish Hospital Service District No. 1 Revenue, 5.00%, 2/1/32, Continuously Callable @100	3,470	3,711
		21,493
Maryland (1.6%):
Maryland Economic Development Corp. Revenue
Series A, 5.00%, 6/1/25	1,500	1,556
Series A, 5.00%, 6/1/26	2,000	2,104
Series A, 5.00%, 6/1/27	1,340	1,425
Maryland Health & Higher Educational Facilities Authority Revenue
5.00%, 7/1/28	1,910	2,044
5.00%, 7/1/29	1,130	1,219
5.00%, 7/1/30	1,000	1,088
Town of Chestertown Revenue
Series A, 5.00%, 3/1/31	1,475	1,641
Series A, 5.00%, 3/1/32, Continuously Callable @100	1,550	1,719
		12,796
Massachusetts (1.2%):
Massachusetts Development Finance Agency Revenue
5.00%, 7/1/25	1,250	1,294
5.00%, 7/1/26	1,500	1,573
5.00%, 7/15/26 (c)	310	313
5.00%, 7/15/28 (c)	340	341
5.00%, 7/15/30 (c)	640	639
4.26% (MUNIPSA+60bps), 7/1/49, (Put Date 1/29/26), Continuously Callable @100 (a)(b)(c)	2,500	2,463
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,425	1,519
Series C, 5.00%, 10/1/30	975	1,070
		9,212
Michigan (0.9%):
Flint Hospital Building Authority Revenue
5.00%, 7/1/29	1,995	2,056
5.00%, 7/1/30	2,290	2,359
Michigan Finance Authority Revenue
4.00%, 2/1/27	185	183
4.00%, 2/1/32	285	274
Summit Academy North Revenue
2.25%, 11/1/26	1,080	1,019
4.00%, 11/1/31, Continuously Callable @103	1,565	1,470
		7,361
Minnesota (0.1%):
Sanford Canby Community Hospital District No. 1 Revenue, 4.16%, 11/1/26, Continuously Callable @100(e)	905	905

Mississippi (2.0%):
County of Warren Revenue, 2.90%, 9/1/32, (Put Date 9/1/23)(b)	2,000	1,978

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Mississippi Business Finance Corp. Revenue, 3.20%, 9/1/28, Continuously Callable @100	$4,000	$3,836
Mississippi Hospital Equipment & Facilities Authority Revenue, 5.00%, 9/1/24	10,000	10,212
		16,026
Missouri (0.2%):
Health & Educational Facilities Authority of the State of Missouri Revenue
4.00%, 8/1/24	155	153
4.00%, 8/1/26	205	198
4.00%, 8/1/28	415	395
4.00%, 8/1/30	295	276
Missouri Development Finance Board Revenue
5.00%, 3/1/23	200	200
5.00%, 3/1/24	300	303
		1,525
Montana (1.1%):
City of Forsyth Revenue, 2.00%, 8/1/23	6,000	5,938
Montana State Board of Regents Revenue, Series F, 4.11% (MUNIPSA+45bps), 11/15/35, (Put Date 9/1/23)(a)(b)	2,785	2,788
		8,726
Nebraska (1.8%):
Central Plains Energy Project Revenue, 5.00%, 5/1/53, (Put Date 10/1/29)(b)	6,000	6,220
County of Douglas Revenue, 4.19% (MUNIPSA+53bps), 7/1/35, (Put Date 9/1/26)(a)(b)	7,925	7,903
		14,123
New Hampshire (0.1%):
New Hampshire Business Finance Authority Revenue
4.00%, 1/1/30, Continuously Callable @103	280	270
4.00%, 1/1/31, Continuously Callable @103	295	282
		552
New Jersey (4.8%):
Casino Reinvestment Development Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 11/1/24	1,000	1,031
City of Newark, GO
3.75%, 2/17/23	5,000	5,004
Series B, 2.00%, 2/17/23	2,375	2,372
New Jersey Building Authority Revenue
Series A, 3.00%, 6/15/23	400	400
Series A, 3.00%, 6/15/23	600	599
Series A, 5.00%, 6/15/24	1,595	1,640
Series A, 5.00%, 6/15/24	2,405	2,461
New Jersey Economic Development Authority Revenue, Series BBB, 5.00%, 6/15/23	7,000	7,047
New Jersey Educational Facilities Authority Revenue
Series B, 5.00%, 9/1/23	4,000	4,041
Series B, 4.00%, 9/1/24	4,730	4,784
New Jersey Transportation Trust Fund Authority Revenue
5.00%, 6/15/24	5,095	5,227
Series AA, 5.00%, 6/15/23	3,835	3,861
Tobacco Settlement Financing Corp. Revenue, Series B, 3.20%, 6/1/27	5	5
		38,472
New Mexico (1.2%):
City of Farmington Revenue, Series A, 2.15%, 4/1/33, Continuously Callable @101	5,000	4,058
New Mexico Hospital Equipment Loan Council Revenue
5.00%, 6/1/27	770	812
5.00%, 6/1/28	780	828
5.00%, 6/1/29	835	893
5.00%, 6/1/30	525	564

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 6/1/31, Continuously Callable @100	$690	$741
Village of Los Ranchos de Albuquerque Revenue
5.00%, 9/1/28	840	901
5.00%, 9/1/31, Continuously Callable @100	300	327
Winrock Town Center Tax Increment Development District Tax Allocation, 3.75%, 5/1/28(c)	750	721
		9,845
New York (14.3%):
Build NYC Resource Corp. Revenue, Series A, 3.40%, 7/1/27	300	296
City of Long Beach, GO, Series A, 2.00%, 2/17/23	10,000	9,972
City of New York, GO, Series B-3, 3.75%, 10/1/46, Continuously Callable @100(e)	3,400	3,400
City of Poughkeepsie, GO
4.00%, 4/15/23	135	135
4.00%, 4/15/24	140	141
4.00%, 4/15/25	215	218
4.00%, 4/15/26	230	234
County of Rockland, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 3/1/23	2,500	2,507
Series A, 5.00%, 3/1/24	1,600	1,636
Long Island Power Authority Revenue
3.81% (US0001M+75bps), 5/1/33, (Put Date 10/1/23) (a)(b)	1,100	1,110
4.11% (MUNIPSA+45bps), 9/1/38, (Put Date 9/1/25) (a)(b)	10,500	10,270
Series B, 1.65%, 9/1/49, (Put Date 9/1/24) (b)	4,500	4,407
Series C, 3.81% (LIBOR01M+75bps), 5/1/33, (Put Date 10/1/23) (a)(b)	5,000	5,004
Metropolitan Transportation Authority Revenue
Series 2, 3.68% (SOFR+80bps), 11/1/32, (Put Date 4/1/26) (a)(b)	2,000	1,951
Series A-1, 5.00%, 2/1/23	8,050	8,056
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30) (b)	1,830	1,944
Series A3, 3.54% (SOFR+65bps), 11/15/42, (Put Date 4/1/26) (a)(b)	10,000	9,483
New York Liberty Development Corp. Revenue
2.80%, 9/15/69, Continuously Callable @100	14,950	13,400
2.63%, 9/15/69, Continuously Callable @100	1,650	1,451
Series A, 1.90%, 11/15/31, Continuously Callable @100	2,000	1,591
New York State Dormitory Authority Revenue
5.00%, 12/1/24 (c)	1,200	1,218
5.00%, 12/1/25 (c)	1,200	1,227
Niagara Area Development Corp. Revenue, Series B, 3.50%, 11/1/24, Continuously Callable @100(c)	500	488
Troy Capital Resource Corp. Revenue
5.00%, 8/1/26, Continuously Callable @100	1,050	1,103
5.00%, 9/1/27	1,250	1,339
Village of Clayton, GO, 5.00%, 10/19/23, Continuously Callable @100	4,539	4,544
Village of Johnson City, GO
Series BA, 4.00%, 9/29/23	12,559	12,572
Series C, 5.25%, 9/29/23	3,000	3,011
Village of Malone, GO, 1.75%, 3/10/23, Continuously Callable @100	4,210	4,196
Village of Valley Stream NY, GO, Series A, 3.50%, 5/11/23	7,295	7,286
		114,190
North Carolina (1.0%):
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue
2.00%, 11/1/33, (Put Date 10/1/24) (b)	825	794
2.00%, 11/1/33, (Put Date 10/1/24) (b)	825	794
Series A, 1.38%, 5/1/34, (Put Date 6/16/25) (b)	2,000	1,872
North Carolina Medical Care Commission Revenue
2.50%, 10/1/24, Continuously Callable @100	745	745
2.30%, 9/1/25, Continuously Callable @100	1,250	1,161
2.88%, 10/1/26, Continuously Callable @100	650	607

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 10/1/27	$600	$590
Series B-1, 2.55%, 9/1/26, Continuously Callable @100	1,575	1,516
		8,079
North Dakota (0.3%):
City of Grand Forks Revenue
5.00%, 12/1/31	1,200	1,311
5.00%, 12/1/32, Continuously Callable @100	1,300	1,416
		2,727
Ohio (2.7%):
Akron Bath Copley Joint Township Hospital District Revenue
5.00%, 11/15/29	275	295
5.00%, 11/15/30	350	377
5.00%, 11/15/31, Continuously Callable @100	300	322
County of Allen Hospital Facilities Revenue, 5.00%, 12/1/30, Continuously Callable @100	2,000	2,240
County of Hamilton Revenue, 5.00%, 9/15/29	1,345	1,476
Ohio Air Quality Development Authority Revenue
2.40%, 12/1/38, (Put Date 10/1/29) (b)	3,250	2,865
Series D, 1.90%, 5/1/26, (Put Date 10/1/24) (b)	3,500	3,368
Ohio Higher Educational Facility Commission Revenue
Series C, 5.00%, 5/1/23	550	553
Series C, 5.00%, 5/1/24	1,000	1,023
Port of Greater Cincinnati Development Authority Revenue, Series A, 3.00%, 5/1/23, Continuously Callable @100	4,765	4,742
Southeastern Ohio Port Authority Revenue, 5.00%, 12/1/25, Continuously Callable @100	1,000	1,000
State of Ohio Revenue
5.00%, 11/15/27	425	450
5.00%, 11/15/30	710	765
5.00%, 11/15/31, Continuously Callable @100	465	500
Series A, 5.00%, 1/15/30	1,000	1,083
		21,059
Oklahoma (1.1%):
Muskogee Industrial Trust Revenue
4.00%, 9/1/28	2,500	2,534
4.00%, 9/1/29	3,010	3,047
Oklahoma Development Finance Authority Revenue
Series B, 5.00%, 8/15/23	500	499
Series B, 5.00%, 8/15/24	600	597
Series B, 5.00%, 8/15/25	550	544
Oklahoma Municipal Power Authority Revenue, Series A, 4.05% (MUNIPSA+39bps), 1/1/23(a)	1,610	1,610
		8,831
Oregon (0.2%):
County of Yamhill Revenue
Series A, 4.00%, 10/1/23	425	427
Series A, 4.00%, 10/1/24	425	429
Oregon State Facilities Authority Revenue
Series A, 5.00%, 10/1/28	150	160
Series A, 5.00%, 10/1/29	300	321
Series A, 5.00%, 10/1/30	300	323
		1,660
Pennsylvania (6.5%):
Bethlehem Area School District Authority Revenue, Series A, 3.23% (SOFR+35bps), 1/1/30, (Put Date 11/1/25)(a)(b)	1,000	930
Chester County IDA Revenue, 3.75%, 10/1/24	255	252
Coatesville School District, GO, 5.00%, 6/30/23	4,250	4,238
Coatesville School District, GO (INS - Assured Guaranty Municipal Corp.)
5.00%, 8/1/24	1,000	1,031
5.00%, 8/1/25	800	843

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Commonwealth Financing Authority Revenue, 5.00%, 6/1/26	$2,000	$2,126
County of Lehigh Revenue
5.00%, 7/1/28	1,750	1,892
5.00%, 7/1/29	2,000	2,181
Delaware County Authority Revenue
5.00%, 10/1/23	235	237
5.00%, 10/1/24	505	514
5.00%, 10/1/25	525	540
5.00%, 10/1/30	1,200	1,260
Geisinger Authority Revenue, 4.00% (LIBOR01M+107bps), 6/1/28, (Put Date 6/1/24)(a)(b)	7,000	7,012
General Authority of Southcentral Pennsylvania Revenue, Series B, 4.26% (MUNIPSA+60bps), 6/1/49, (Put Date 6/1/24)(a)(b)	6,000	5,995
Latrobe IDA Revenue
5.00%, 3/1/28	135	142
5.00%, 3/1/29	175	186
5.00%, 3/1/30	150	160
5.00%, 3/1/31	175	187
Luzerne County IDA Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 12/15/25	550	579
5.00%, 12/15/26, Continuously Callable @100	500	527
5.00%, 12/15/27, Continuously Callable @100	1,000	1,054
Northampton County General Purpose Authority Revenue, 4.10% (LIBOR01M+104bps), 8/15/48, (Put Date 8/15/24)(a)(b)	1,855	1,858
Philadelphia IDA Revenue
5.00%, 6/15/28 (c)	210	211
5.00%, 6/15/29, Continuously Callable @100 (c)	220	221
5.00%, 6/15/30, Continuously Callable @100 (c)	145	145
Pittsburgh Water & Sewer Authority Revenue, Series C, 4.31% (MUNIPSA+65bps), 9/1/40, (Put Date 12/1/23)(a)(b)	7,500	7,505
Scranton School District, GO
3.82% (LIBOR01M+85bps), 4/1/31, (Put Date 6/1/23) (a)(b)	6,165	6,118
Series A, 5.00%, 6/1/23	2,435	2,453
The Berks County Municipal Authority Revenue, Series B, 5.00%, 2/1/40, (Put Date 2/1/30)(b)	1,700	1,449
		51,846
South Carolina (1.5%):
Patriots Energy Group Financing Agency Revenue, Series B, 3.79% (LIBOR01M+86bps), 10/1/48, (Put Date 2/1/24)(a)(b)	10,000	10,001
Piedmont Municipal Power Agency Revenue, Series D, 4.00%, 1/1/32, Continuously Callable @100	2,220	2,240
		12,241
South Dakota (0.3%):
South Dakota Health & Educational Facilities Authority Revenue
4.16%, 11/1/25, Continuously Callable @100 (e)	945	945
4.16%, 11/1/27, Continuously Callable @100 (e)	1,745	1,745
		2,690
Tennessee (1.3%):
Tennergy Corp. Revenue
Series A, 5.25%, 12/1/24	500	507
Series A, 5.25%, 12/1/25	550	561
Series A, 4.00%, 12/1/51, (Put Date 9/1/28) (b)	4,130	4,031
Series A, 5.50%, 10/1/53, (Put Date 12/1/30) (b)	5,000	5,269
		10,368
Texas (3.5%):
City of San Antonio Electric & Gas Systems Revenue, 4.53% (MUNIPSA+87bps), 2/1/48, (Put Date 12/1/25)(a)(b)	5,000	5,088
County of Wise Revenue
5.00%, 8/15/23	500	504
5.00%, 8/15/29	880	949

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/15/31	$680	$744
5.00%, 8/15/32, Continuously Callable @100	450	492
5.00%, 8/15/33, Continuously Callable @100	930	1,009
Decatur Hospital Authority Revenue, Series A, 5.00%, 9/1/24	780	784
Harris County Cultural Education Facilities Finance Corp. Revenue
5.00%, 7/1/49, (Put Date 12/1/26) (b)	1,400	1,497
Series C-2, 4.23% (MUNIPSA+57bps), 12/1/49, (Put Date 12/4/24) (a)(b)	1,670	1,683
Harris County Municipal Utility District No. 165, GO (INS - Build America Mutual Assurance Co.), 3.00%, 3/1/23	520	519
Irving Hospital Authority Revenue, 4.76% (MUNIPSA+110bps), 10/15/44, (Put Date 10/15/23)(a)(b)	1,485	1,485
Karnes County Hospital District Revenue, 5.00%, 2/1/24	1,290	1,302
Martin County Hospital District, GO
4.00%, 4/1/23	250	250
4.00%, 4/1/27	300	304
4.00%, 4/1/29	405	412
4.00%, 4/1/32, Continuously Callable @100	350	355
New Hope Cultural Education Facilities Finance Corp. Revenue
Series A, 5.00%, 7/1/23 (f)	1,250	1,000
Series A, 5.00%, 7/1/24 (f)	2,300	1,840
Series A, 5.00%, 7/1/25 (f)	2,135	1,708
Port of Port Arthur Navigation District Revenue
Series A, 3.75%, 4/1/40, Continuously Callable @100 (e)	215	215
Series B, 3.75%, 4/1/40, Continuously Callable @100 (e)	700	700
Series C, 3.77%, 4/1/40, Continuously Callable @100 (e)	155	155
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, 5.00%, 12/15/27	2,000	2,073
Texas Private Activity Bond Surface Transportation Corp. Revenue, 4.00%, 6/30/31, Continuously Callable @100	2,355	2,372
		27,440
Vermont (0.1%):
Vermont Economic Development Authority Revenue
4.00%, 5/1/29, Continuously Callable @103	445	412
4.00%, 5/1/30, Continuously Callable @103	230	210
		622
Virginia (2.4%):
Chesapeake Bay Bridge & Tunnel District Revenue, 5.00%, 11/1/23	10,140	10,230
Halifax County IDA Revenue, 1.65%, 12/1/41, (Put Date 5/31/24)(b)	1,500	1,464
James City County Economic Development Authority Revenue, 4.00%, 12/1/30, Continuously Callable @103	220	203
Marquis Community Development Authority Revenue, 7.50%, 9/1/45(c)	1,074	516
Marquis Community Development Authority Tax Allocation
Series A, 5.10%, 9/1/36 (f)	3,506	1,686
Series C, 9/1/41 (d)(f)	5,111	236
Peninsula Ports Authority Revenue, 3.80%, 10/1/33, (Put Date 10/1/24)(b)	1,810	1,799
Prince William County IDA Revenue, 5.00%, 1/1/31, Continuously Callable @102	1,700	1,592
Virginia Small Business Financing Authority Revenue, Series A, 5.00%, 1/1/31, Continuously Callable @103	1,250	1,345
		19,071
Washington (1.9%):
Washington Health Care Facilities Authority Revenue
5.00%, 8/15/26	2,000	2,093
5.00%, 8/15/27	2,175	2,297
Series B-2, 5.06% (MUNIPSA+140bps), 1/1/35, (Put Date 1/1/25) (a)(b)	10,000	9,966
Series B-3, 5.00%, 8/1/49, Callable 2/1/26 @ 100	1,000	1,045
		15,401

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Wisconsin (3.4%):
Fort Atkinson School District Revenue, 4.00%, 6/22/23, Continuously Callable @100	$2,500	$2,507
Monroe School District Revenue, 4.00%, 6/14/23, Continuously Callable @100	5,000	5,014
Oconto Falls Public School District Revenue, 4.00%, 6/21/23, Continuously Callable @100	3,000	2,999
Public Finance Authority Revenue
4.00%, 3/1/23 (c)	955	954
4.00%, 3/1/24 (c)	1,010	1,003
4.00%, 9/1/24 (c)	635	631
4.00%, 3/1/25 (c)	1,075	1,060
4.00%, 3/1/26 (c)	1,510	1,475
4.00%, 3/1/27 (c)	795	768
4.00%, 3/1/28 (c)	840	802
3.25%, 1/1/30	1,795	1,665
5.00%, 4/1/30 (c)	500	503
Wisconsin Health & Educational Facilities Authority Revenue
4.00%, 1/1/23	130	130
4.00%, 1/1/24	160	159
4.00%, 1/1/25	205	202
4.00%, 1/1/26	345	335
4.00%, 3/15/30	400	397
4.31% (MUNIPSA+65bps), 8/15/54, (Put Date 7/31/24) (a)(b)	1,700	1,708
Series B, 3.00%, 9/15/23	160	158
Series B, 4.00%, 9/15/24	100	99
Series B, 4.00%, 9/15/26	110	108
Series B, 4.00%, 9/15/27	140	136
Series B, 4.00%, 9/15/28, Continuously Callable @103	200	191
Series B, 4.00%, 9/15/29, Continuously Callable @103	305	288
Series B, 4.00%, 9/15/30, Continuously Callable @103	320	300
Series B, 4.00%, 9/15/31, Continuously Callable @103	315	293
Series B-2, 2.55%, 11/1/27, Continuously Callable @100	1,450	1,305
Series B-2, 5.00%, 2/15/51, (Put Date 2/15/27) (b)	2,000	2,093
		27,283
Total Municipal Bonds (Cost $813,576)		781,194

Total Investments (Cost $813,576) — 98.1%		781,194
Other assets in excess of liabilities — 1.9%		14,871
NET ASSETS - 100.00%		$796,065

(a)	Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2022.
(b)	Put Bond.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of December 31, 2022, the fair value of these securities was $21,025 thousands and amounted to 2.6% of net assets.
(d)	Zero-coupon bond.
(e)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Currently the issuer is in default with respect to interest and/or principal payments.

bps—Basis points

Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO—General Obligation

IDA—Industrial Development Authority

LIBOR—London Interbank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of December 31, 2022, based on the last reset date of the security

MUNIPSA—Municipal Swap Index

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

SOFR—Secured Overnight Financing Rate

US0001M—1 Month US Dollar LIBOR, rate disclosed as of December 31, 2022, based on the last reset date of the security

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Virginia Bond Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (97.1%)
Virginia (90.0%):
Albemarle County Economic Development Authority Revenue, Series B, 2.80%, 10/1/48, Continuously Callable @100(a)	$1,200	$1,200
Alexandria IDA Revenue, Series C, 4.00%, 1/1/46, Continuously Callable @100	2,400	2,322
Amherst IDA Revenue
5.00%, 9/1/26, Continuously Callable @100	1,105	1,105
4.75%, 9/1/30, Continuously Callable @100	2,000	1,946
Arlington County IDA Revenue
5.00%, 2/15/43, Continuously Callable @100	1,775	1,875
4.00%, 7/1/45, Continuously Callable @100	1,585	1,485
Bristol Industrial Development Authority Revenue, 5.00%, 11/1/53, Continuously Callable @100	8,030	8,136
Campbell County IDA Revenue, 4.00%, 6/1/44, Continuously Callable @100	4,600	4,260
Capital Region Airport Commission Revenue
Series A, 4.00%, 7/1/36, Continuously Callable @100	700	700
Series A, 4.00%, 7/1/38, Continuously Callable @100	750	729
Charles City County Economic Development Authority Revenue, Series A, 2.88%, 2/1/29, Continuously Callable @101	10,000	9,051
Chesapeake Bay Bridge & Tunnel District Revenue
5.50%, 7/1/25	5,000	5,195
5.00%, 7/1/46, Continuously Callable @100	5,805	5,828
5.00%, 7/1/51, Continuously Callable @100	3,435	3,389
Chesapeake Bay Bridge & Tunnel District Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 7/1/41, Continuously Callable @100	5,000	5,157
Chesapeake Hospital Authority Revenue
4.00%, 7/1/39, Continuously Callable @100	1,000	948
4.00%, 7/1/43, Continuously Callable @100	4,000	3,692
City of Chesapeake Expressway Toll Road Revenue
7/15/32, Continuously Callable @100 (b)	6,520	6,580
7/15/40, Continuously Callable @100 (d)	3,000	2,963
City of Lynchburg, GO, 4.00%, 6/1/44, Continuously Callable @100	5,000	5,010
City of Norfolk, GO
Series A, 4.00%, 9/1/37, Continuously Callable @100	2,040	2,082
Series A, 4.00%, 9/1/39, Continuously Callable @100	1,535	1,559
City of Portsmouth, GO, 5.00%, 2/1/33, Pre-refunded 2/1/23 @ 100	120	120
City of Richmond Public Utility Revenue
4.00%, 1/15/40, Continuously Callable @100	6,000	6,022
Series A, 4.00%, 1/15/50, Continuously Callable @100	1,730	1,612
City of Richmond, GO
Series D, 5.00%, 3/1/32	800	947
Series D, 5.00%, 3/1/33	1,000	1,194
County of Fairfax VA Sewer Revenue
Series A, 5.00%, 7/15/46, Continuously Callable @100	10,000	11,028
Series A, 4.00%, 7/15/51, Continuously Callable @100	10,000	9,680
Fairfax County Economic Development Authority Revenue
5.00%, 4/1/47, Continuously Callable @100	4,000	4,154
Series A, 5.00%, 10/1/29, Pre-refunded 10/1/24 @ 100	2,000	2,077
Series A, 5.00%, 10/1/30, Pre-refunded 10/1/24 @ 100	2,000	2,077
Series A, 5.00%, 10/1/31, Pre-refunded 10/1/24 @ 100	2,000	2,077
Series A, 5.00%, 10/1/32, Pre-refunded 10/1/24 @ 100	1,500	1,557
Series A, 5.00%, 12/1/32, Pre-refunded 12/1/23 @ 100	1,500	1,528
Series A, 5.00%, 10/1/33, Pre-refunded 10/1/24 @ 100	2,200	2,284
Series A, 5.00%, 10/1/34, Pre-refunded 10/1/24 @ 100	2,000	2,076
Series A, 5.00%, 10/1/42, Pre-refunded 10/1/24 @ 102	2,250	2,370
Series A, 4.00%, 10/1/42, Pre-refunded 10/1/24 @ 102	2,750	2,861
Series A, 5.00%, 12/1/42, Pre-refunded 12/1/23 @ 100	2,800	2,852

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Virginia Bond Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 10/1/35, Pre-refunded 10/1/27 @ 100	$2,620	$2,907
Series B, 5.00%, 10/1/36, Pre-refunded 10/1/27 @ 100	2,000	2,219
Fairfax County IDA Revenue
Series A, 4.00%, 5/15/44, Continuously Callable @100	6,900	6,454
Series A, 4.00%, 5/15/48, Continuously Callable @100	1,500	1,365
Farmville Industrial Development Authority Revenue, 5.38%, 7/1/53, (Put Date 7/1/43)(e)	6,000	6,366
Front Royal & Warren County IDA Revenue, 4.00%, 1/1/50, Continuously Callable @103	7,000	6,287
Greater Richmond Convention Center Authority Revenue, 5.00%, 6/15/32, Pre-refunded 6/15/25 @ 100	1,500	1,584
Hampton Roads Sanitation District Revenue, Series A, 5.00%, 8/1/43, Pre-refunded 8/1/26 @ 100	4,700	5,091
Hampton Roads Transportation Accountability Commission Revenue, Series A, 4.00%, 7/1/52, Continuously Callable @100	5,000	4,667
Henrico County Economic Development Authority Revenue
5.00%, 6/1/24, Continuously Callable @100	1,200	1,200
4.25%, 6/1/26, Continuously Callable @100	140	138
5.00%, 10/1/37, Continuously Callable @103	2,500	2,555
4.00%, 10/1/40, Continuously Callable @103	500	459
4.00%, 10/1/45, Continuously Callable @103	725	644
4.00%, 10/1/50, Continuously Callable @103	1,500	1,307
5.00%, 10/1/52, Continuously Callable @103	2,200	2,242
James City County Economic Development Authority Revenue
4.00%, 6/1/47, Continuously Callable @103	1,000	739
Series A, 4.00%, 12/1/50, Continuously Callable @103	9,905	7,361
Lewistown Commerce Center Community Development Authority Tax Allocation
6.05%, 3/1/44, Continuously Callable @103 (f)	1,053	695
6.05%, 3/1/44, Continuously Callable @103	665	554
Series C, 6.05%, 3/1/54, Continuously Callable @100	2,599	390
Lexington IDA Revenue
4.00%, 1/1/31, Continuously Callable @102	750	702
4.00%, 1/1/37, Continuously Callable @102	1,000	852
5.00%, 1/1/48, Continuously Callable @100	1,000	1,046
Series A, 5.00%, 1/1/42, Continuously Callable @103	1,000	1,030
Series A, 5.00%, 1/1/48, Continuously Callable @103	1,250	1,288
Loudoun County Economic Development Authority Revenue
5.00%, 12/1/31, Continuously Callable @100	1,135	1,182
5.00%, 12/1/32, Continuously Callable @100	800	833
5.00%, 12/1/33, Continuously Callable @100	775	807
5.00%, 12/1/34, Continuously Callable @100	805	838
Series A, 4.00%, 10/1/52, Continuously Callable @100	2,250	2,129
Lynchburg Economic Development Authority Revenue, 4.00%, 1/1/40, Continuously Callable @100	1,100	1,027
Lynchburg Economic Development Authority Revenue
4.00%, 1/1/39, Continuously Callable @100	1,320	1,236
5.00%, 9/1/43, Continuously Callable @100	3,000	3,005
4.00%, 1/1/55, Continuously Callable @100	12,920	10,909
Series A, 5.00%, 1/1/47, Continuously Callable @100	2,250	2,271
Lynchburg Economic Development Authority Revenue (LIQ - JPMorgan Chase & Co.), Series 2018-XL0075, 3.91%, 1/1/47(a)(g)	3,400	3,400
Lynchburg Economic Development Authority Revenue (LOC - Branch Banking & Trust Co.), Series A-3, 2.85%, 1/1/47, Continuously Callable @100(a)	800	800
Manassas Park Economic Development Authority Revenue, 4.00%, 12/15/52, Continuously Callable @100	4,500	4,014
Marquis Community Development Authority of York County Virginia Tax Allocation, Series B, 5.63%, 9/1/41(f)	3,532	1,699

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Virginia Bond Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Marquis Community Development Authority Revenue, 7.50%, 9/1/45(f)(g)	$1,093	$526
Marquis Community Development Authority Tax Allocation, Series C, 9/1/41(c)	5,389	248
Montgomery County Economic Development Authority Revenue
Series A, 4.00%, 6/1/36, Continuously Callable @100	1,125	1,151
Series A, 4.00%, 6/1/39, Continuously Callable @100	1,750	1,753
Norfolk Airport Authority Revenue, 5.00%, 7/1/43, Continuously Callable @100	2,800	2,922
Norfolk Economic Development Authority Revenue
Series B, 5.00%, 11/1/48, (Put Date 11/1/28) (e)	1,600	1,786
Series B, 4.00%, 11/1/48, Continuously Callable @100	1,100	1,022
Prince Edward County IDA Revenue
4.00%, 9/1/43, Continuously Callable @100	2,250	2,146
5.00%, 9/1/48, Continuously Callable @100	2,055	2,139
Prince Edward County IDA Revenue, 5.25%, 9/1/57, Continuously Callable @100	3,000	3,232
Prince William County IDA Revenue
5.00%, 1/1/37, Continuously Callable @102	1,000	889
5.00%, 1/1/46, Continuously Callable @102	4,000	3,277
Radford IDA Revenue (NBGA - Fannie Mae), 3.50%, 9/15/29, Continuously Callable @100	4,000	4,000
Rappahannock Regional Jail Authority Revenue
5.00%, 10/1/34, Pre-refunded 10/1/25 @ 100	2,340	2,488
5.00%, 10/1/35, Pre-refunded 10/1/25 @ 100	1,165	1,239
Roanoke Economic Development Authority Revenue
5.00%, 7/1/47	12,250	13,157
4.00%, 7/1/51, Continuously Callable @100	5,000	4,535
Series A, 5.00%, 9/1/36, Continuously Callable @100	1,640	1,686
Series A, 5.00%, 9/1/43, Continuously Callable @100	4,060	4,118
Rockingham County Economic Development Authority Revenue
4.00%, 12/1/33, Continuously Callable @100	1,000	923
5.00%, 12/1/39, Continuously Callable @100	4,180	4,116
Salem Economic Development Authority Revenue
4.00%, 4/1/38, Continuously Callable @100	250	234
4.00%, 4/1/39, Continuously Callable @100	225	210
4.00%, 4/1/40, Continuously Callable @100	250	232
4.00%, 4/1/45, Continuously Callable @100	750	669
5.00%, 4/1/49, Continuously Callable @100	910	916
Stafford County Economic Development Authority Revenue
5.00%, 6/15/36, Continuously Callable @100	5,900	6,035
4.00%, 6/15/37, Continuously Callable @100	6,495	6,117
Tobacco Settlement Financing Corp. Revenue, Series B-1, 5.00%, 6/1/47, Continuously Callable @100	10,000	9,299
University of Virginia Revenue
Series A, 5.00%, 4/1/42, Continuously Callable @100	4,000	4,250
Series A, 5.00%, 4/1/47, Continuously Callable @100	5,000	5,241
Series A-1, 4.00%, 4/1/45, Continuously Callable @100	5,000	4,993
Series B, 5.00%, 9/1/49, Continuously Callable @100	5,000	5,374
Upper Occoquan Sewage Authority Revenue, 4.00%, 7/1/39, Pre-refunded 7/1/25 @ 100	2,000	2,066
Virginia Beach Development Authority Revenue
5.00%, 9/1/40, Continuously Callable @103	3,250	3,129
5.00%, 9/1/44, Continuously Callable @103	4,865	4,509
4.00%, 9/1/48, Continuously Callable @103	3,755	2,854
Series A, 5.00%, 5/1/29, Continuously Callable @100	1,795	1,848
Virginia College Building Authority Revenue
5.00%, 6/1/23	125	125
5.00%, 6/1/24	225	228
5.00%, 6/1/25	250	256
5.00%, 6/1/26	250	259

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Virginia Bond Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 6/1/27	$275	$287
5.00%, 6/1/28	295	309
5.00%, 6/1/29	300	316
5.00%, 6/1/30	325	344
5.00%, 2/1/31, Continuously Callable @100	10,000	11,074
5.00%, 6/1/31	300	318
5.00%, 2/1/32, Continuously Callable @100	4,000	4,430
4.00%, 1/15/33, Continuously Callable @100	965	985
4.00%, 1/15/35, Continuously Callable @100	545	550
4.00%, 1/15/36, Continuously Callable @100	650	651
4.00%, 6/1/36, Continuously Callable @100	925	827
4.00%, 1/15/43, Continuously Callable @100	1,285	1,235
4.00%, 6/1/46, Continuously Callable @100	1,000	800
Series A, 4.00%, 2/1/35, Continuously Callable @100	8,000	8,116
Series A, 3.00%, 1/15/46, Continuously Callable @100	1,000	753
Series A, 3.00%, 1/15/51, Continuously Callable @100	1,175	830
Virginia Commonwealth Transportation Board Regional Fuels Tax Revenue, 4.00%, 5/15/46, Continuously Callable @100	5,195	4,966
Virginia Commonwealth Transportation Board Revenue
5.00%, 3/15/32, Continuously Callable @100	3,350	3,679
5.00%, 9/15/32, Continuously Callable @100	9,190	10,085
4.00%, 5/15/42, Continuously Callable @100	10,000	10,004
Series A, 4.00%, 5/15/36, Continuously Callable @100	2,000	2,046
Virginia Commonwealth University Health System Authority Revenue, 5.00%, 7/1/46, Continuously Callable @100	5,500	5,631
Virginia Commonwealth University Revenue
Series A, 4.00%, 11/1/37, Continuously Callable @100	750	749
Series A, 5.00%, 11/1/38, Continuously Callable @100	350	373
Series A, 4.00%, 5/1/48, Continuously Callable @100	2,475	2,266
Virginia Housing Development Authority Revenue
Series B, 3.60%, 5/1/46, Continuously Callable @100	7,000	5,874
Series E, 2.65%, 7/1/50, Continuously Callable @100	1,640	1,100
Series F, 5.00%, 10/1/52, Continuously Callable @100	5,000	5,141
Series G, 5.15%, 11/1/52, Continuously Callable @100	1,750	1,815
Series I, 2.45%, 11/1/45, Continuously Callable @100	1,500	1,036
Series K, 1.95%, 12/1/32, Continuously Callable @100	1,500	1,266
Series K, 2.05%, 12/1/33, Continuously Callable @100	665	553
Virginia Public Building Authority Revenue, Series A, 4.00%, 8/1/30, Continuously Callable @100	4,000	4,194
Virginia Public School Authority Revenue, 5.00%, 8/1/24	10,000	10,343
Virginia Resources Authority Revenue
5.00%, 11/1/32, Continuously Callable @100	15	15
4.00%, 11/1/49, Continuously Callable @100	6,700	6,529
Series A, 4.00%, 11/1/43, Continuously Callable @100	1,445	1,454
Series A, 4.00%, 11/1/47, Continuously Callable @100	1,040	1,022
Series B, 5.25%, 11/1/47, Continuously Callable @100	2,330	2,635
Series B, 4.75%, 11/1/52, Continuously Callable @100	750	791
Virginia Small Business Financing Authority Revenue
5.00%, 10/1/42, Continuously Callable @100	5,000	5,308
4.00%, 12/1/49, Continuously Callable @100	12,800	11,571
4.00%, 12/1/51, Continuously Callable @103	4,000	3,062
Series A, 4.00%, 1/1/45, Continuously Callable @103	2,800	2,458
Series A, 4.00%, 1/1/51, Continuously Callable @103	16,265	13,667
Western Regional Jail Authority Revenue
5.00%, 12/1/35, Continuously Callable @100	1,540	1,653
5.00%, 12/1/35, Pre-refunded 12/1/26 @ 100	1,545	1,675
5.00%, 12/1/38, Continuously Callable @100	1,000	1,060
5.00%, 12/1/38, Pre-refunded 12/1/26 @ 100	1,000	1,084
Winchester Economic Development Authority Revenue
5.00%, 1/1/44, Continuously Callable @100	3,250	3,315
Series S, 5.00%, 1/1/44, Pre-refunded 1/1/24 @ 100	3,250	3,317

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Virginia Bond Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Wise County IDA Revenue, Series A, 0.75%, 10/1/40, (Put Date 9/2/25)(e)	$2,500	$2,279
		508,058
District of Columbia (2.6%):
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
4.00%, 10/1/53, Continuously Callable @100	1,500	1,259
Series A, 5.00%, 10/1/44, Continuously Callable @100	1,500	1,575
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 10/1/30(c)	5,500	4,087
Washington Metropolitan Area Transit Authority Revenue
5.00%, 7/1/43, Continuously Callable @100	5,000	5,229
Series A, 4.00%, 7/15/45, Continuously Callable @100	2,500	2,427
		14,577
Guam (4.5%):
Guam Government Waterworks Authority Revenue
5.00%, 7/1/36, Continuously Callable @100	1,000	1,020
5.00%, 7/1/40, Continuously Callable @100	3,250	3,278
Series A, 5.00%, 7/1/35, Continuously Callable @100	2,850	2,875
Series A, 5.00%, 1/1/50, Continuously Callable @100	1,000	989
Guam Power Authority Revenue
Series A, 5.00%, 10/1/31, Continuously Callable @100	500	511
Series A, 5.00%, 10/1/40, Continuously Callable @100	4,000	4,069
Series A, 5.00%, 10/1/41, Continuously Callable @100	1,500	1,542
Guam Power Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/39, Continuously Callable @100	750	770
Series A, 5.00%, 10/1/44, Continuously Callable @100	1,000	1,018
Port Authority of Guam Revenue, Series A, 5.00%, 7/1/48, Continuously Callable @100	1,500	1,516
Territory of Guam Revenue
Series A, 5.00%, 11/1/27	200	207
Series A, 5.00%, 11/1/28	250	259
Series A, 5.00%, 11/1/29	250	258
Series A, 5.00%, 11/1/30	250	258
Series A, 5.00%, 11/1/35, Continuously Callable @100	2,000	2,035
Series A, 5.00%, 12/1/46, Continuously Callable @100	1,250	1,252
Series D, 5.00%, 11/15/39, Continuously Callable @100	2,000	2,002
Series F, 5.00%, 1/1/31	500	516
Series F, 4.00%, 1/1/42, Continuously Callable @100	1,000	870
		25,245
Total Municipal Bonds (Cost $596,156)		547,880

Total Investments (Cost $596,156) — 97.1%		547,880
Other assets in excess of liabilities — 2.9%		16,579
NET ASSETS - 100.00%		$564,459

(a)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Stepped-coupon security converts to coupon form on 07/15/23 with a rate of 4.75%
(c)	Zero-coupon bond.
(d)	Stepped-coupon security converts to coupon form on 07/15/23 with a rate of 4.88%
(e)	Put Bond.
(f)	Currently the issuer is in default with respect to interest and/or principal payments.
(g)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of December 31, 2022, the fair value of these securities was $3,926 thousands and amounted to 0.7% of net assets.

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Virginia Bond Fund	December 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO—General Obligation

IDA—Industrial Development Authority

LOC—Letter of Credit

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guaranteed agreement from the name listed.